Exhibit 99.24

Seller Loan ID	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300071178	ce7f2b32-bd8f-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation	Gift letter in file shows a gift in the amount of $XX.XX Donor's bank statements provided show evidence XXXX was sent for EMD and an additional XXXX was sent for a gift. Missing gift letter for XXXX
11/23/2015: Audit reviewed the lender rebuttal and documentation provided and agrees that the receipt of funds have been evidenced in addition to evidence the total gift was in the amount of $XXk. Since the funds were moved into a joint account. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Years on Job Borrower has 24 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves

300071178	499fe61b-d48e-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing sufficient evidence of “changed circumstance” to support new GFE
There are x Good Faith Estimates in file. GFE dated XX/XX/XXXX reflects transfer taxes of XX/XX/XXXX. The GFE dated XX/XX/XXXX reflects transfer taxes of $XX.XX file does not contain a Change of Circumstance form.
11/23/2015: A valid CC received. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Years on Job Borrower has 24 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves

300071178	2a16dedc-d38e-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Years on Job Borrower has 24 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves

300071178	6c5e70c1-d48e-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing asset documentation	The file contains a gift letter reflecting $XX.XX $XX.XX Escrow down payment verified as paid by donor. Please provide evidence of receipt of additional $XX.XX In gift funds.
11/23/2015: We ask the reviewer to compare the X bank statements: the donor’s acct where the $XX,XXXX was transferred from and the joint account where the $XX,XXX transferred to. We like to point out that the co-account holder on the joint account is the donor. Since the donor graciously gifted $XX,XXX to borrower, we believe the borrower will have XXX% access to the funds where borrower is co-owner with the donor which the gift was transferred to. 11/23/2015: Please see statement pages uploaded. Page X of XX provides details for account. This page provides proof of receipt of gift via page X of XX for $XX,XXX on XX/XX. Gift was via online transfer  to (joint account for borrower). Page X of XX also provides evidence of an EMD totaling $XXK after receiving gift funds of $XXK. (no evidence that $XXK was and additional gift but came from the initial $XXK gift funds). In addition page XX of XX is evidence of the donor's ability. Statement provides evidence that donors completed an online transfer to for $XX,XXX 11/20/2015: Statement showing gift funds going to borrower. 11/20/2015: Loan file provides via borrower's bank statement proof of deposit on XX/XX for $XXXXX of which $XXK was used as escrow down payment. No evidence required for additional $XXK as statement provides proof of receipt for the full amount of $XX,XXX

11/24/2015: Audit reviewed the bank access statement with the client and condition has been acknowledged. Loan will be rated a B. 11/23/2015: Audit consulted with the client regarding XXX% access letter and exception was denied. Please provide XXX% access letter to clear condition. 11/23/2015: Audit reviewed the lender rebuttal and disagrees. XXX% access letter is required. Exception sent to client for approval. 11/23/2015: Audit reviewed the lender rebuttal and documentation provided and agrees that the receipt of funds have been evidenced in addition to evidence the total gift was in the amount of $XXk. Since the funds were moved into a joint account. Please provide XXX% access letter. 11/20/2015: Missing statement to reflect the $XX,XXX in funds deposited into the borrowers account. Must verify receipt of funds. Additionally, after reviewing the documentation. The gifts funds were actually in the amount of $XX,XXX. Additional condition added.  11/20/2015: Statement provided by lender is the donor's statement showing the donor moved funds from his savings to his checking. Audit reviewed the statements in the loan file and found the $XXk moving from the donor's checking, but going into an unverified account number for the borrower. That account statement was not provided. Cannot validate receipt of full funds. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Years on Job Borrower has 24 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves

300071178	0cb13f2c-d58e-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	The Lender's approval requires an explanation of the distance to work from subject property. LOE not provided in file.
11/20/2015: underwriter cleared condition for explanation as borrower is moving to subject property state and will be reporting into the corporate office in a neighboring state. Borrower lives in a XXXXXXX location to the district and is not required to be in the office daily
11/20/2015: Audit reviewed the lender rebuttal and agrees. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56%; Years on Job Borrower has 24 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves

300273177	3c16d463-28d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an XXX XXXXX service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form X X in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/07/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.02%; Years Self Employed Borrower has 12 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300273177	85f35a56-28d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/07/2017: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.02%; Years Self Employed Borrower has 12 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300273177	f211155e-27d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/07/2017: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.02%; Years Self Employed Borrower has 12 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300335622	9963e7cb-4e0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.14%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17 months reserves

300335622	b326917e-730f-4fbf-b91f-c5e72f7453df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $x,xxxx a month vs. the calculated value of $xxx.xx a month.
04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.14%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17 months reserves

300335622	0ca9ded6-6dc3-4107-b4d8-913d174f3c4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal  fee of $xxx with no resulting CoC for any subsequent disclosures. The Final CD  reflects (an Appraisal fee of $XXX  resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
03/22/2016: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be rated a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.14%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17 months reserves

300335622	1b727a01-f20e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is $xxx,xxx vs. the actual amount of coverage $xxx,xxx. The amount of coverage is short by $xxx,xxx Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost
06/08/2017: DD response
06/08/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.04/19/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.14%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17 months reserves

300373839	5742b524-ef4e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/14/2017: please see attached	06/14/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300373839	a621fa45-4550-44e2-8433-4cadaf35c64c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	The Loan Late Charge Parameters of $XXX.XX exceeds the State thresholds of $XXX.XX.	06/16/2017: please see attached letter to borrower
06/16/2017: Audit reviewed the Lender attestation to the borrower which states that in no case will the borrower be charge more than $XXX they if default on a payment. The lender will not charge in excess of the limitations set by the State. Condition cleared.

300373839	9f7b6f90-f24e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues and Final Inspection Fee listed in section H of the final Closing disclosure does not list the name of the entity payee.	06/16/2017: please see attached
06/16/2017: Audit review of revised CD includes payees to HOA Dues and Final Inspection Fee in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower)and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300373839	e0d79d3b-7b4f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
06/12/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300373839	55121413-f14e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

06/16/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower)and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300373839	ef6e02c3-f04e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file.  The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/16/2017: please see attached CD
06/16/2017: Audit review of revised CD reflects Credit Report and Flood Certification Fees (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300425493	8b2752cc-1c42-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require X months' bank statements, X months' investor portfolio statements, X months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < XX X/X years old and verification of the down payment for a purchase.  The loan file is missing an updated bank statement for the borrower's retirement account.

06/02/2017: Hi, We have removed this asset as IRA was not used for funds to close. Nor was it used for reserves. Reserves required $XXXXX.XX Funds to close $XXXXXX.XX Total verified assets without IRA $XXXXXX.XX. Please see attached 1008/1003 removing this asset. thank you :)
06/02/2017: Audit reviewed the Lender Rebuttal, and has determined that after removing the IRA/retirement account, the reserves are sufficient. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.29 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300425493	07318978-fab5-4513-8218-29b6baaa37f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		05/26/2017: A RESPA Appraisal fee charge cure of $XXX on the final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.29 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300425493	22f92b24-1542-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.29 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300425493	4354fbda-82b9-4fc4-b361-7534c577483e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower / co-borrower.		05/26/2017: B rating , in Scope, Cannot be Cured - SFIG.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.29 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804

300433038	b1d35fda-164c-47a2-9af2-2a8f39a94f63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the entity assessing the tax.   Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/26/2017: Post CD and Letter
05/26/2017: Audit review of Post Funding CD includes payees to Sections F fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300433038	5a762e5d-2781-48bb-b131-33a07d6e4cb8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments is not accurate: The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		05/23/2017: Client Waived: TOP over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300433038	7f883f28-1dc6-4ab6-ab7d-7ddb8adbf66a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/26/2017: Audit reviewed, and has determined that the client has adopted SFIG guidance, therefore non-material. Condition rescinded.
300433038	079556b4-b63f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.

05/26/2017: No tolerance cure is required for the 10% tolerance items. The amounts disclosed on the LE were $XXX + $XXX + $XXX = $XXXX. The final figures for these charges were $XXX.XX + $XXX + $XX + $XX = $XXXX.XX. The fees in question increased by less than XX%, thus no tolerance cure for them is required.

05/26/2017: Audit received Funding CD through another finding, and has determined that the documentation submitted is deemed acceptable. No cure required. Condition cleared. 5/26/2017: Audit reviewed the EXECUTED final CD, and has determined that Section B fees were $XX + $XXX.XX + $XXX + $XXX + Section E $XXX equals $X,XXX.XX. The LE fees were $X,XXX., ($X,XXX.XX at XX%) for a variance/refund required of $XXX.XX to meet XX% threshold. Provide copy of cure check, revised CD, notification to borrower and evidence of delivery. Condition remains.

300441415	843e03d3-8138-44aa-8e59-706f4e3a0391	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipts, the timing requirement to consummation is not met.
05/23/2017: Initial CD with Receipt Log
05/23/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300441415	2f0b38af-f2da-410f-ad1b-94d682b1c038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure is paid to "Other" and is missing the name of the government entity. Provide a corrected CD and letter of explanation to the borrower.	05/23/2017: Post CD and Letter
05/23/2017: Audit review of revised CD includes payee to County Tax Stamp in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300441415	d54fe2dc-053f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Disclosure in section H of the final Closing Disclosure is paid to "Other" and is missing the name of the service provider. Provide corrected CD and LOE to the borrower.	05/23/2017: Post CD and Letter
05/23/2017: Audit review of revised CD includes payee to Natural Hazard Disclosure in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300441536	6776529e-e75f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX, with unspecified amount of extended replacement cost.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
08/02/2017: Received insurance cost estimator dated post closing. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.90 months reserves

300441536	3088a673-5b3c-4379-927f-3d17f698c3c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title services are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Provide re-disclosed CD and letter of explanation.
We respectfully disagree. The borrower selected XXX who was not on the WLSP so the title fees are correctly shown in Section C of the CD.
08/08/2017:  Received explanation letter, air bill and post consummation CD correcting Section C & B fees.  Condition cleared.  Loan will be rated a B.08/02/2017:  Audit reviewed Lender's rebuttal and disagrees.  Per the WLSP, page 11, the closing agent is listed on the WLSP.  Condition remains.07/21/2017:  Received explanation letter, air bill and post consummation CD.  However, the title fees are still in Section C and should be in Section B. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.90 months reserves

300441536	eb663f2f-e85f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a refund to borrower of $XXX.XX versus the post close CD which reflects a cash to close of $X,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy and if applicable, letter of explanation to the borrower, copy of refund check, and proof of delivery within XX days of consummation.

08/02/2017:  Property in XXX XXXXXXX state.  Per Compliance, the normal refund for tolerance cure/actual charges cure protocol does not apply.  Condition cleared.07/21/2017:  Received explanation letter, air bill and post consummation CD reflecting $XXX.XX to borrower.  Missing copy of check.  Condition remains.07/21/2017:  Received explanation letter, air bill and post consummation CD reflecting $101.74 to borrower.  Missing copy of check.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.90 months reserves

300441536	ccfce063-2874-41e4-b023-0f51ff99adef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
07/03/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.90 months reserves

300449507	38947064-5155-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) exceed corresponding L.E. fee (0% Variance when Borrower is not Permitted to shop for services)	The LE dated X/XX/XXXX reflects a zero Recording Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Recording Fee resulting in a $XXX refund due for cure.		6/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300451045	77a3babe-6ef7-4971-a2e2-2a316e7efae1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		06/28/2017: A RESPA Appraisal charge cure of $XXX on the final CD. The loan will be rated a B for all agencies.
300451045	b65c5cd5-51d8-4519-96f4-2282fcc071a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender. If the broker and lender are not affiliated with any other businesses, please provide an attestation stating such.	07/07/2017: attestation statement	07/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300451045	ada89bf4-fa13-4600-9f00-d2ec6b2080df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/12/2017: see attached
07/12/2017: Audit review of revised CD reflects Credit Report and Flood Cert fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 06/28/2017:  A Credit report fee was added on a Post Close CD along with LOE.  Condition remains for no Flood. LOE for credit on p.369.

300451045	f60c9018-515c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity. Provided a corrected CD and letter of explanation to the borrower.	07/12/2017: see attached
07/12/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 06/28/2017:  A Post Close CD reflects a corrected CD however the LOE to the borrower does not reference the change in section E.  Condition remains.

300451050	5bd095db-8e41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the file.		05/31/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300453437	08976c6b-1c8f-49ef-8560-028919f2dad6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
06/25/2017: The Final CD reflects a post close tolerance cure of $XX.XX which is sufficient. Loan will be rated a B for all agencies.
300453437	db9399a2-c9b8-4445-9f2a-febb596c8423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.	06/29/2017: please see attached CD
06/29/2017: Audit review of revised CD includes Section E payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300453437	a804694c-3605-4ae7-a4f7-f1add0323ea9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Inspection and Home Warranty in section H of the final Closing Disclosure do not reflect the name of the service provider. Provide re-disclosed CD and letter of explanation.	06/29/2017: please see attached CD
06/29/2017: Audit review of revised CD includes Section H payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300453437	75e01b81-de01-4417-a6f5-65f31844f452	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in the loan file.	06/28/2017: please see attached	06/28/2017: Audit reviewed the Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300455504	44f264ec-3a50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing evidence of HELOC Draw for the past 12 months.	07/07/2017: Heloc Draw history
07/07/2017: Audit reviewed the draw history for HELOC, and has determined that evidence of no draws in the last 12 months beyond a cumulative of $X,XXX was submitted and is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.14%; FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 789

300455504	a2943725-3b50-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	08/14/2017: 2nd closure07/07/2017: Heloc draw history
08/14/2017: Audit reviewed the recorded Release, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 07/07/2017: Audit reviewed documentation provided, and has determined that the 12 month draw history submitted does NOT fulfill the finding for executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed. Condition remains.

 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.14%; FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 789

300455505	d0fa9be4-bfa2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
09/29/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	917a0b6e-bfa2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file. No Cure - Missing document not provided.		09/29/2017: Received final closing disclosure. Compliance testing complete. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	c7784d05-c0a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
09/29/2017: Received unsigned 2015 personal tax returns. However, signature page is in the original loan file, page 4. Received signed 2016 tax returns. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	fccb2830-c2a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	The pays stubs and WVOE provided in the loan file are both expired for the borrower.		09/29/2017: Received updated pay stubs. Updated WVOE is not required. Sufficient documents to verify income was provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	df7faacc-c1a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower. ( Schedule C business)		09/29/2017: A VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	4f286a5d-c0a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing YTD 2017 P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	Attached the 2017 Profit Loss Statement and the Balance Sheet.	10/02/2017: Received 2017 Profit & Loss Statement and Balance Sheet. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	4f59e100-eba2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		09/29/2017: Received satisfactory appraisal. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300455505	3e20543f-eba2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $X,XXX.XX, per the CD, the borrower received a cash out amount of $X,XXX,XX.		09/29/2017: Received final closing disclosure. Borrower did not receive cash out. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 57.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves

300456567	3f27c86a-b48d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		9/1/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300456569	36eb84a5-fa4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file		06/09/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300456569	f7b8d117-0104-4e2c-aa51-0d3a9b3a802c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit	06/12/2017: please see attached	06/12/2017: Audit review of Special Information Booklet/Home Loan Toolkit submitted is within XXXXX days of application date. Documentation submitted is deemed acceptable, condition cleared.
300458292	07800f74-a9a1-49c8-93f4-1d8c3f040cda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Please provide itemization for Lender Credit reflected on final CD.
07/17/2017: Audit recalculated finance charges for a difference of $X.XX. No violation. Condition rescinded.
300458292	bc5f8aea-0b68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final Closing Disclosure is missing the payoff section listing all debts paid in full at closing.
A Payoffs and Payments table is not required for this loan. The Payoffs and Payments table is only an option when the alternative CD form is used. This loan did not use the alternative CD. On page 3 of the Closing Disclosure, the Calculating Cash to Close table and Summaries of Transactions tables are disclosed. (§ 1026.38(i), (j), and (k)). For transactions without a seller, a Payoffs and Payments table may be substituted for the Summaries of Transactions table and placed before the alternative Calculating Cash to Close table. (§ 1026.38(e)(4) and (t)(5)(vii)(B)).
07/17/2017: Audit reviewed Lender's rebuttal and agrees. Ni violation. Condition rescinded.
300458292	8c19c9fb-9cc2-4e50-986d-0de5d9624019	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Please provide itemization for Lender Credit reflected on final CD.
07/17/2017: Audit recalculated amount financed for a difference of $0.00. No violation. Condition rescinded.
300459325	800ba467-381e-42fb-9ed4-66c904e67f0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity. Provide corrected CD and letter of explanation to the borrower.	06/05/2017: see attached
06/05/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

300459325	c66ce2d5-1146-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP. LE dated XX/XX/XXXX reflects a fees total of $X,XXX ($X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures.  Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $X,XXX.XX to meet XX% threshold.
05/31/2017: A RESPA Title Services over XX% tolerance charge cure. The loan will be rated a B for all agencies.
300459325	30eaa9ab-0646-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/01/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300461100	e71029e4-965a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.	06/28/2017: pccd
06/28/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Years in Primary Residence Borrower has 19 years in primary residence; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804

300461100	59792c18-2d58-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Please provide evidence of the completed Condo Questionnaire. The Closing disclosure and LE reflect a fee Charged for the questionnaire.		06/27/2017: Received condo questionnaire. No issues. Condition cleared.
 Years in Primary Residence Borrower has 19 years in primary residence; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804

300461104	059273b4-f932-4835-96b5-f0bb2fb187ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP fee – section B: A credit report and flood cert life of loan fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report and flood cert life of loan fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
06/21/2017: Lender provided attestation that they do not charge borrowers for flood certification or credit reporting fees. These items arepaid on an annual basis and not passed on. Condition cleared.
 Years in Primary Residence Borrower has 8 years in departing residence; No Mortgage Lates Borrower has no mortgage lates; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300461104	f10e1dd3-bc52-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect an Appraisal Re-Inspection or Appraisal Review Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Re-Inspection fee and a $XXX Appraisal Review Fee resulting in a $XXX refund due for cure.
06/16/2017: A RESPA Appraisal Re-Inspection and Appraisal Review fee charge cure of $XXX. The loan will be rated a B for all agencies.
 Years in Primary Residence Borrower has 8 years in departing residence; No Mortgage Lates Borrower has no mortgage lates; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300461109	f6a5ad80-3c5b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	06/30/2017: preliminary title report	06/30/2017: Audit reviewed Preliminary Title Report, and has determined that the documentation submitted is deed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.36%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795; Years in Field The Borrower has 5 years in profession.

300470511	24c81a92-bb5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for REO on final application not provided.	07/11/2017: Attached please find the mortgage payment statement that has an escrow for taxes and/or insurance for the REO	07/11/2017: Audit re-analyzed Mortgage Statement for REO on final 1003, and has determined that taxes AND insurance were included in the Payment Breakdown. Condition rescinded.
 Reserves are higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68%

300470511	98d06ac4-b05b-4bab-89ff-81b20319aa99	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of receipt of Initial Closing Disclosure X business days prior to consummation. The only Closing Disclosures in file were issued at closing and post-closing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
07/26/2017: see attached
07/26/2017: Audit reviewed electronic log showing the disclosures, as well as copy of initial CD, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least X days prior to consummation. Condition cleared.07/21/2017:  Received post consummation CD and explanation letter.  Condition remains

 Reserves are higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68%

300470511	6833306d-925e-4157-804a-84cc318f3f6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $XXXX.XX on the Final CD with no indication of a valid COC to account for the $XXXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.

07/26/2017: The reason for the discrepancy is due to the X/X/XX COC to reduce the appraised value resulting in a XX bp LLPA for the higher LTV. This reduced the lender credit by $X,XXX (X.XX% X loan amount of $XXX,XXX). The change was documented by the COC and a redisclosed CD that have already been provided in the file.

07/26/2017: Audit reviewed the initial CD, as well as COC within the loan file (dated same day), and has determined that sufficient evidence for credit decrease was provided. Condition cleared.07/21/2017:  Received post consummation CD and explanation letter.  The closing date and disbursement date are prior to the note date. No explanation for decrease in lender credit provided. Condition remains.

 Reserves are higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68%

300470511	949e83a4-bb5d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for REO on final application not provided.	07/11/2017: Attached please find the mortgage payment statement that has an escrow for taxes and/or insurance for the REO	07/11/2017: Audit re-analyzed Mortgage Statement for REO on final 1003, and has determined that taxes AND insurance were included in the Payment Breakdown. Condition rescinded.
 Reserves are higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.68%

300470832	5fd8c4a3-cac2-4d2c-80d1-676f59d3715f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided in the loan file.		07/19/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	f67ef6b1-f463-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/26/2017: LOE for Flood Cert
07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	8335fe3c-a86c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement	Added 07/19/2017: Lease agreements for the following properties are expired: #4, #5, #6. Please provide evidence borrower is still receiving rent from the tenant on the lease.	07/27/2017: he lease for the #4 property is valid through 2018. No rental income was used to qualify the borrower for the #5 property.07/26/2017: See Processor Certification
07/27/2017: Audit reviewed current executed Lease Agreement for REO #4 listed on Final 1003, and has determined that the documentation is deemed acceptable. Removed rental income for REO #5 listed on Final 1003. DTI is XX.XX% and meets guidelines. Condition cleared. 07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that expired Real Estate Leases (#4 and #5 listed on final 1003) are required to be verified as current in order to be classified as a Qualified Mortgage. No download of current leases provided. Provide current rent checks to validate same tenant showing on month-to-month agreements. Please provide update lease or rent checks from 01/01/2017 through NOTE DATE. Per QM, verification of no gaps > 3 months. No lease is required for XXXXXX as this property is being sold, therefore cannot use rental income due to no continuity. Condition remains.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	aa5caa57-f263-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosure. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.	07/26/2017: No Affiliates
07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	6476a307-f363-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not found in the file.		07/19/2017: Received WLSP. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	d05474d7-ab6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	Added 07/19/2017: The file contains a Closing Disclosure dated XX/XX/XXXX and an LE dated XX/XX/XXXX. A LE cannot be issued after the initial CD has been issued.	07/26/2017: Unable to locate any CD dated X/X as mentioned in the condition? The earliest CD in our records is the Initial CD that was issued on X/XX. Please advise.	7/26/2017: Audit re-analyzed Closing Disclosures (CD), and has determined that the CD, dated XX/XX/XXXX, referenced was NOT for the subject property, therefore finding is invalid. Condition rescinded.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	2347cf21-3863-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.		07/19/2017: Received credit report and supplements. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	d0a4b6ce-f263-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.		07/19/2017: Received E-consent. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	501927d5-f363-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD and any Interim CDs were not provided in the loan file.		07/19/2017: Received initial and interim Cd's. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	b228a165-d2e2-4c5d-a72c-0986ee5e5790	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure was not provided in the loan file.		07/19/2017: Received FACTA notice. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	d3b0f007-ee63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX Profit & Loss Statement for S Corporation and Schedule C Business. The YTD XXXX Profit & Loss Statement for the S Corporation provided in the loan did not reflect the Net Income.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
07/19/2017: Received XXXX & YTD XXXX P&L Statement for all borrower's businesses. Note: Schedule C is non-borrower spouse. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	f31d5f0d-ad6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Added 07/19/2017:  Charges is Section C + recording fee on LE total $XXX.XX X XXX% = $XXXX.XX. Charges that moved to Section B of final CD + recording Fee total $XXXX.XX.  A tolerance cure of $XXX.XX is required.
07/31/2017: PCCD, Tracking, and Letter
07/31/2017: Audit review of Post Funding CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	b20e87a6-c24b-4b52-a2df-d69ff6c911d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	The right to copy of the appraisal disclosure within 3 days of the application date was not provided in the loan file.		07/19/2017: Received the right to copy of the appraisal disclosure within 3 days of the application date. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	2212ad79-3f63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure does not reflect the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.
07/31/2017: PCCD, Tracking, and Letter
07/31/2017: Audit review of Post Funding CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	4ed941fa-ea63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, and/or 2 months' 401K or other retirement account statements.  The loan file is missing all asset documentation.  Additional conditions may apply for reserve requirements.
07/19/2017: Received 2 months bank statements. Sufficient cash to close and reserves verified. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	1e8e7d27-f463-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XX,XXX.XX with a refund to the borrower in the amount of $XXX.XX for total cash to close of $XX,XXX.XX versus the Final CD which reflects a cash to close of $XX,XX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy and if applicable, copy of refund check to borrower, letter of explanation to borrower and proof of delivery within 60 days of consummation.
07/31/2017: PCCD and Cover Letter: Cure Check and Tracking 07/26/2017: PCCD and Cover Letter: Cure Check and Tracking to Follow When Available (Being Processed)
07/31/2017: Audit compared the Final Settlement Statement and Post Funding CD, and has determined that Final Settlement Statement and Post Funding CD reflect the same cash to close. Check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.07/26/2017: Audit found no documentation to download. Condition remains.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	d4d37752-ab6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Added 7/19/2017:  The LE dated XX/XX/XXXX reflects a lender credit of $XXXX.  The lender credit decreased to $XXXX.XX on the final CD with no indication of a valid COC to account for the decrease in the credit.
07/26/2017: There was a COC for a Lock Extension fee being added, thereby reducing the lender credit by X.XXX%. The applicable lock confirmation and re-disclosed LE are attached
07/26/2017: Audit review of Rate Lock Confirmation confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	a7063f42-ef63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing XXXX & XXXX K-1's for S Corporation and XXXX K-1 for $X,XXX.XX loss reflected on page 2 of the final loan application.		07/19/2017: Received K-1's for 2 S-Corporations. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	c0215283-ea63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		07/19/2017: Received 1008. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	d466a1b4-ea63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	Initial loan application was not provided in the loan file.		07/19/2017: Received initial application. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	c6a658ab-ed63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX and YTD XXXX Balance Sheet for S Corporation and Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
07/19/2017: Received XXXX & YTD XXXX Balance Sheets for all borrower's businesses. Note: Schedule C is non-borrower spouse. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	06194d15-2463-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		07/19/2017: Received Flood Cert. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	4fa42077-ae6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2
Added 7/19/2017:  The LE dated X/XX/XXXX reflects estimated cash to close $XXXX.  The final CD, page 3 calculating cash to close, reflects $XXXX in the loan estimate column and actual cash to close of $XXXXX.XX.  Please provide explanation letter and revised Closing Disclosure.

07/31/2017: PCCD, Cure, Tracking, and Letter07/26/2017: Final PCCD will be provided with the correct CCTC section matching once the cure check is issued (currently being processed). Here is the most recently disclosed LE dated X/XX with the corresponding Rate Lock Confirmation (lock extension added X/XX)

07/31/2017: Audit review of Post Funding CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 07/26/2017: Audit reviewed the Lender Rebuttal, and has determined that the finding is pending Final PCCD and cure check. Condition remains.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	88a0a64b-84d9-47a3-8ba6-39be74914ab2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Initial LE and any subsequent LE's were not provided in the loan file.		07/19/2017: Received loan estimates. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	5796e59b-ec63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Income Tax Schedules
Personal and Business Tax returns for XXXX and XXXX are missing all applicable schedules.  Additionally, missing XXXX personal and business tax return filing extensions.  Additional conditions may apply.
08/01/2017: Signed returns XX/XX/XXXX: XXXX Extensions for 2 of the businesses
08/01/2017: Audit reviewed tax documentation, and has determined that returns were provided for business 3 (XXXX Extension), executed XXXX/XXXX business returns for Corporation and XXXX business returns for Business D. Documentation submitted is deemed acceptable. Condition cleared. 07/26/2017: Audit reviewed XXXX Extensions for 2 of the 3 businesses requested, missing XXXX Extension for third business on XXXX 1040 Schedule E pt II (C). Missing EXECUTED XXXX/XXXX business returns for Corporation and XXXX business returns for Business D. Condition remains. 07/19/2017:  Received XXXX extension for personal returns, XXXX & XXXX signed personal returns, signed XXXX & XXXX business returns for Business A (Positive Image Video),  XXXX & XXXX unsigned business returns for Corporation (Internet Packaging Solutions) and XXXX unsigned business returns for Business D (Blackhorse Automotive).   Missing XXXX extension for all 3 businesses.  Per QM, signed returns are required.  Condition remains.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	dc253b9d-eb63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following: a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
07/19/2017: Received CPA letter verifying self-employment for borrower's 3 businesses. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	ab036933-ec63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for all properties listed in the REO section on the final application were not provided.	07/27/2017: Note/DOT/CD for XXXX XXXX Property. NO HOA DUES as this is SFR.07/26/2017: REO #5 property has escrowed T&I see mtg stmt. For REO #8, see the Settlement Statement and ins policy.
07/27/2017: Audit reviewed evidence of P&I payment for REO #8, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 07/26/2017: Audit reviewed REO documentation, and has determined that REO #5 evidence of taxes and insurance was provided and deemed acceptable. However, missing property #8 evidence of note/mortgage to verify monthly payment, as well as evidence of HOA dues if applicable. Condition remains. 07/19/2017: Audit reviewed documents submitted and the following are missing:  property #5 evidence of taxes & insurance and property #8 note or mortgage statement and evidence of HOA dues.  Condition remains.

 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	7e93999b-f263-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrower.		07/19/2017: Received intent to proceed. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	48a4e724-ee63-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing XXXX & XXXX W-2's for S Corporation.		07/19/2017: Received XXXX, XXXX,XXXX W-2s. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470832	7096f8a5-2a75-4f10-80f0-a6ca0aa77258	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure was not provided in the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/19/2017: Received initial CD. Timing requirement met. Condition cleared.
 Years in Field Borrower has 11 years in field; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 52.66%; Years in Primary Residence Borrower has 12 years in subject residence

300470844	a050deb4-c6c0-4c36-9da4-b66a5e6985e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over disclosure of $XXX.XX		07/22/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12%

300470844	8d9ed645-026f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX	08/01/2017: see attached Title in the amount of $XXXXXX	08/01/2017: Audit reviewed the Supplemental Report, and has determined that the documentation reflects the correct insurable amount. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12%

300470844	6e78c434-3f6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		07/27/2017: Received satisfactory appraisal. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12%

300470844	26ad9a1f-3f6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	File is missing the Rate Lock Agreement.	08/01/2017: see attached documentation per the rate lock	08/01/2017: Audit reviewed the Lock Confirmation, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12%

300471802	070d049a-9c61-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Deed Preparation, Title-Document Preparation and Title-Settlement or Closing Fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own (title service provider and did not use the provider on the WLSP. All title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Rebuttal: These are Seller Fees paid by the Seller.
08/03/2017: Audit review of revised CD reflects Seller Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  07/20/2017:  Per Compliance, regardless of the Payor, the fees should be disclosed on the Borrow CD in the appropriate section.  Condition remains.07/20/2017:  Pending Compliance review07/17/2017:  Audit agrees the fees in question are paid by the Seller.  However, the fees are in Section B of the Buyer's CD and in Section C of the Seller's CD.  Please provide revised Buyer CD and explanation letter reflecting fees in Section C.  Condition remains.

300471862	05a78ed4-a42c-439c-a4c8-928a47bafb5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
07/17/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300471862	22e1294d-a8a6-461a-8a9a-47084647d4c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.
07/19/2017: There was no Affiliated Business Disclosure sent within three business days of the loan application since there were no affiliates with which to disclose. This can be further supported by the fact that there are no actual affiliates disclosed on the document the borrower signed on closing. The Affiliated Business Disclosure dated closing was simply a default document generated with the XXX XXXXX closing package when docs were drawn.
07/19/2017: Audit reviewed the Lender Rebuttal, and has determined that based on the ABA provided, the lender has no affiliates. Condition cleared.
300471862	86fa5022-75d2-41ac-b5a4-1fc0f42d935c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Post Consummation CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.	07/28/2017: PCCD with Cover Letter
07/28/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. XX/XX/XXXX:  Received post consummation CD with TIP of XX.XXX% which is within tolerance.  However, letter of explanation to borrower not provided.  Conditions remains.

300471862	74014a91-416a-4ac7-89ca-f4e00e01ffb2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure failed to check the Other box and include the Homeowner's Association Dues in the Description.	07/28/2017: PCCD with Cover Letter
07/28/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.XX/XX/XXXX:  Received post consummation CD with the other box checked & the description entered.  However, letter of explanation to borrower not provided.  Conditions remains.

300471874	2dc51e35-8075-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Documentation	Missing evidence of closure for 2nd lien. Executed letter providing that 2nd lien is closed not provided in file.		08/04/2017: Received executed closure letter. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves

300471874	75cf1b86-c9c2-4219-be59-e98368585e6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		07/30/2017: Fees are less than worse case scenario of using XX% variance allowed. Loan will be graded a B for all agencies.”
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves

300471874	9195ad89-0676-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers: Verification of the borrower’s business must be obtained within XX calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

08/09/2017: Please rescind this condition. Attached please find the information from .gov for primary business dated X/X/XX. There is not a requirement for business B as no income was used to qualify the borrower. Please see our attached guidelines:

08/09/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Verification of Business for income used to qualify was provided via State business Search Site.  VOE was dated PRIOR to consummation and within 30 days of Note date. Condition cleared.08/04/2017:  Audit reviewed documents provided.  CPA letter is regarding source of funds for a deposit.  It does not verify employment.  In addition, it is dated post closing.  Audit located verification of Business A & C in the original loan file, dated within 30 days of the note date.  Unable to locate verification for Business B.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves

300471874	c2ebda26-ac86-481b-a106-e93fc0adb976	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees of $XX,XXX.XX exceeds threshold of $XX,XXX.XX allowed for loan to be considered a qualified mortgage.		08/04/2017: Audit recalculated points & fees. No violation. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves

300471874	a4801b0c-b9f6-481d-9cce-bd20daee26eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		07/30/2017: Fees are less than worse case scenario of using XX% variance allowed. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves

300471882	1b0d0971-9145-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing lender verbal verification of borrower; Borrower credit reflects a fraud victim alert.	06/02/2017: Hi, please see attached. thank you,	06/02/2017: Audit reviewed Processor's Certification, as well as supporting documentation, and has determined that sufficient evidence was provided addressing the fraud alert. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300471882	387b42e9-9245-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow account disclosure statement supporting tax escrow as per funding cd.	06/02/2017: hi, please see attached. thank you	06/02/2017: Audit reviewed the Initial Escrow Account disclosure statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300471882	ef876221-9145-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by lender		06/01/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #21.84 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300472116	d724e6bc-038c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.		08/31/2017: Audit reviewed Lender's rebuttal and agrees. Lock confirmation verifies product is not XXXX XXXX. Condition rescinded.
 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472116	aa67a2f3-048c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Missing business phone number for the co-borrower employment.		08/31/2017: Received corrected 1003. Condition cleared.
 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472116	779f9f51-7f8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
Lender's guidelines require verification of self-employed businesses by a third-party source within XX calendar days from the Note or funding date.Borrower's business license is not dated within XX days of the note date.

09/07/2017: Please see the attached screen shot of our imaging system that shows the license was uploaded X/X/XX, It was issued XX/XX/XX and is good through XX/XX/XX. It is current and would be acceptable. When you go to the site to verify, nothing prints with the date pulled. While the guides say within XX days, when it is the state license, it is still valid in this case for more than XX days before and after closing.

09/07/2017: Audit reviewed verification of self-employment via print screen confirmation, and has determined that the document was obtained on XX/XX/XXXX which is within XX days of the Note date. Condition cleared. 08/31/2017:  Received corrected application.  Condition cleared.

 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472116	8cd0b0c6-078c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Credit report on CD dated X/X/XXXX is $XX.XX. LE dated X/XX/XXXX lists fee as $XX. This fee is in a X% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $X.XX tolerance cure that is for the recording fee.  XXXX.XX(X)(X)(X) - Tolerance Error:  Tolerance cure within XX days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															09/01/2017: Disagree - COC was done on X/X/XX to increase the credit report fee which was included in the loan file along with the related CD.	09/01/2017: Audit reviewed the COC (pXXXX) within the loan file, and has determined that the documentation reflects Credit Report fee from $XX.XX to $XX.XX. No refund required. Condition rescinded.
 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472116	ac70eb69-038c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects DTI of XX%. Due to the miscalculation of the co-borrower income the actual DTI is XX.XX%. It appears line XX from the Schedule C is included, however tax returns for XXXX and XXXX reflect no income for line XX only line XX. QM requirements are not met.
Please rescind this condition. Per the income worksheet the underwriter added Amortization that is on Statement 4 in with the depreciation. Therefore, they qualify.
09/07/2017:  Audit recalculated Co-borrower's income.  DTI XX.XX%. Condition cleared.08/30/2017:  Audit recalculated income.  DTI XX.XX%.   Borrower:  Schedule C $XXXX.XX + SSI partially grossed up $XXXX.XX + K-X interest/dividends $XXX.XX = $XXXX.XX.  Co-borrower:  Schedule C XXXX.XX + interest/dividends $XXX.XX = $XXXX.XX.  Lender income:  $XXXX.XX + $XXXX.XX. Condition remains.

 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472116	ff16d18a-658e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Interest income was calculated from accounts on XXXX & XXXX Schedule B. XXXX statement was provided for a different account. Please provide X months' statement to support income.	09/07/2017: Please see the attached letters from XXXXXXXXX XXXXXXX to confirm interest and dividend income.	09/07/2017: Received evidence funds were transferred to an account that was verified. Condition cleared.
 Years Self Employed Borrower has 30 years self employed.; Years in Primary Residence Borrower has resided in subject for 12 years.; Reserves are higher than guideline minimum UW Guides required 6 months reserves lona qualified with 161.

300472174	726d47a9-bc62-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Home Warranty and Real Estate Commission Fees in section H of the final Closing Disclosure are missing full payee names.		07/06/17: A post Close CD in the loan file reflects the full name of the payee for the Home Warranty and Real Estate Commission Fees.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 75.00%; Years in Field Borrower has 15 years in Field

300472174	c66ffb5d-412a-46a6-a1fc-b07f12401645	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
07/19/2017: rebuttal
07/25/2017: Audit consulted with Compliance, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared. 07/24/2017: Audit consulted Compliance, and has determined that there is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation.  To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains. 07/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the pricing sheet provided only reflects one par rate, however the lender is stating a higher par rate. That is in direct contrast with the rate sheet, therefore it cannot be use it to determine if the point/rate reduction passes the test.  Provide the actual pricing sheet that was used to show the par rate, if it was priced out then the sheet should be available. Condition remains.07/17/2017:  Per Compliance, cannot confirm the par rate based on what has been provided.  Condition remains.07/17/2017:  Pending Compliance review

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 75.00%; Years in Field Borrower has 15 years in Field

300472175	7ddf8ae8-954f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX and on the final CD dated as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XX.XX is required.		06/12/2017: A RESPA Recording fee charge cure of $XXXX on final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #68 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%

300472175	2a8b7356-a24f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing attached Exhibit A to the Mortgage/deed of trust legal description.	06/16/2017: please see attached	06/16/2017: Audit reviewed executed copy of Deed of Trust with legal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #68 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%

300472175	5480672b-a34f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity.  Additionally, the Title - Owner's Title Policy (Optional) is missing the name of the service provider.  Provide corrected CD and letter of explanation to the borrower.
06/16/2017: please see attached
06/16/2017: Audit review of revised CD includes all payees to Section F and Section H fees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #68 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%

300472188	a6e05bb0-8e98-46f0-a832-bbc1ccb31f39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX.  The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.  Provided corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
09/05/2017: The corrected CD and LOE is attached.
09/05/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) provided and document sent via postal service within 60 days from error notification. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300472188	6f0efd51-f6b7-416c-afcb-4332cda71c09	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit report fee, Flood Cert and Tax Service Fee in section B of the final Closing Disclosure service as “reimburse” to the lender and does not reflect the name of the service to the correct payee.  Provide corrected CD and letter of explanation to the borrower.
07/13/2017: Condition cleared, LOE not required for 19(f) cure.07/11/2017: A Post Close CD reflects the service provider and payee along with corrected CD. An LOE was not delivered.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300472188	1ee58781-7f66-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing the attached legal description to the Mortgage/deed of trust.	09/05/2017: The Mortgage with legal description is attached.
09/05/2017: Audit reviewed evidence of recorded Mortgage, along with Certified copy with attached legal description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300472188	bef3b3e0-8471-4d29-8fb1-f16a75207314	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provided corrected CD and LOE to the Borrower.	09/05/2017: The corrected CD and LOE is attached.
09/05/2017: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) provided and document sent via postal service within 60 days from error notification. Loan will be rated a Fitch 'B'.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300472320	1bd9fb4b-f220-4d10-ae68-685fd29c864d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an Attestation stating such.		07/24/2017: Received Lender's attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.6 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 802

300472320	a7d1ba15-fa6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing credit report	Missing updated credit report for Borrower only. Credit report in file is joint however it appears the co-borrower was removed per 1008 in file.
07/24/2017:  Audit reviewed Lender's rebuttal and credit report.  The credit report includes X open accounts:  mortgage-borrower only, auto loan-joint and revolving-joint. New credit report is not required.  Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.6 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 802

300472320	970404a1-f96b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing final application (1003)
Missing final signed application reflecting Borrower only. It appears the Co-borrower was removed per 1008 in file. Final application in file is signed by Borrower only however still reflects Co-borrower information.
08/01/2017: The loan qualifies based just the borrowers. The final application had the co-borrower’s information on it in error. Please clear this condition. Thanks.
08/01/2017: Audit reviewed the Lender Rebuttal, and has determined that the co-borrower erroneously reflected on the final 1003 is non-material. Loan will be rated a B.  07/24/2017:  Received 1008.  Did not receive final signed application reflecting Borrower only. Final application in file is signed by Borrower only however still reflects Co-borrower information. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.6 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 802

300474552	f253f742-cf23-4ec3-bc1d-8d421b1b481c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/26/2017:
07/26/2017: Audit review of revised CD reflects correct closing/disbursement dates. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 07/14/2017:  Received explanation letter, air bill and post consummation CD adding credit report and flood cert fees.  However, The closing date is after the disbursement date on page 1.  Please provide CD & LOE with correct dates.  Condition remains.

 DTI is lower than guideline maximum UW Gides maximum DTI of 43%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 756; Years on Job Borrower has 33.5 years on job

300474552	b5ec7295-cc5a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XX,XXX.XX shortage of funds to close and reserves.
07/05/2017: Please rescind this condition. Attached please find the closing disclosure on departure res that shows our borrowers, the sellers in the transaction, had the amount due at their closing wired from their proceeds to XXXX XXXX XXXX. This is on page 2 of 2 in section H and was in the original file sent. There is no requirement for a closing disclosure to be signed. 06/30/2017: please see attached proceeds from sale of property

07/05/2017: Audit reviewed the Lender Rebuttal, and has determined that the borrower's Seller CD for departure property was located within the loan file. Section H reflects wire proceeds in the amount of $XXX,XXX transferred to title agent. Condition rescinded. 06/30/2017: Audit reviewed the Seller Settlement Statement, and has determined that the document is an Estimate. Provide an executed or stamped true certified copy of the FINAL Seller Settlement Statement to verify proceeds. Condition remains.

 DTI is lower than guideline maximum UW Gides maximum DTI of 43%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 756; Years on Job Borrower has 33.5 years on job

300474635	7a4dec42-e96b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.
7/18/2017: Final CD reflects a lender credit of $XXX.XX and sufficient tolerance cure. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98; Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805

300474635	f65032ed-b26b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing third party verbal verification of employment. Verbal verification of employment within 10 days of the note date is required in order for the loan to be classified as a Qualified Mortgage”.	08/09/2017: Letter of Explanation
08/09/2017: Audit reviewed the VVOE, and has determined that the document was dated PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared. 07/21/2017:  Received VVOE dated after the note date.  QM does not allow post consummation documents.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98; Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805

300475529	ce826872-b383-46f0-9436-51d24153c600	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The contact name and email and State License of the Lender and Settlement Agent is missing.		08/28/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 LTV is lower than guideline maximum The LTV is 66.36%, the guidelines allow up to 80%; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrowers have verified 11 months; No Rental Lates The borrowers had rental history for over 8 years with no late payments

300475529	306564c6-2a8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Using the lower middle score of both borrowers, the FICO score is XXX, the minimum per guidelines is XXX.	Please rescind this condition. Our guidelines allow down to XXX. XXXX XXXX programs requires XXX but this is a regular XXXX program that only requires a XXX.	08/31/2017: Audit reviewed Lender's rebuttal and agrees. The lock confirmation verifies the product is not XXXX XXXX. Condition rescinded.
 LTV is lower than guideline maximum The LTV is 66.36%, the guidelines allow up to 80%; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrowers have verified 11 months; No Rental Lates The borrowers had rental history for over 8 years with no late payments

300475529	ab10c699-2b8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/29/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum The LTV is 66.36%, the guidelines allow up to 80%; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrowers have verified 11 months; No Rental Lates The borrowers had rental history for over 8 years with no late payments

300475880	ba86f294-036c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	Missing proof of sale of REO #X reported per XXXX 1040 returns
Please rescind this condition. REO #X is XXX St. that is on his XXXX tax returns so it was not sold and the loan application and tax returns show it is owned F&C . There is also an insurance policy that was sent that does not have a lien holder on it.
07/25/2017: Audit reviewed Lender's rebuttal and original loan file. The property in question is in XXXXXXXXX. However, XXXX tax returns show the property was sold XX/XX/XXXX. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 34.10 months  reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; No Mortgage Lates No Mortgage Lates in 61 months reviewed

300476328	48841033-4763-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	07/11/2017: CDA	07/11/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744

300476328	62970aa0-7324-41db-84ae-e204f5e54047	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entities assessing the tax.		07/07/2017: Corrected post close CD in file reflecting government entities. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744

300476329	53564fed-e887-4548-a00a-456c0e77597c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX.		07/26/2017: A RESPA Taxes in section E charge cure of $X.XX on the final CD. The loan will be rated a B for all agencies.
300476329	808fa8fb-1372-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.
07/26/2017: A RESPA Credit Report charge cure of $X.XX on the final CD. The loan will be rated a B for all agencies.
300476329	7c8c0ec8-1472-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLPS.  The LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures. The final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet the XX% threshold.
07/26/2017: A RESPA Title services charge cure of $XXX.XX reflected on the final CD. The loan will be rated a B for all agencies.
300476329	8cf3251a-1672-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Utility Transfer Fee in section H of the final Closing Disclosure is also missing the payee.  Provide corrected CD and letter of explanation to the borrower.
07/28/2017: Post Consummation CD
07/28/2017: Audit review of revised CD includes payees to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300476329	fcc34e66-1b72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.
07/28/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

300476329	b8712a45-3272-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XX.XX is required.		07/26/2017: A RESPA Recording fee charge cure of $XX.XX on final CD. The loan will be rated a B for all agencies.
300476329	3015114b-1072-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		7/28/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300476350	0232de57-4076-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		08/02/2017: Received evidence Borrower was provided Broker's Affiliated Business Disclosure within X days of application date. Condition cleared.
300478971	3f7fa976-b886-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Only 1 bank statement provided for Borrower's checking and saving accounts. Per lender guidelines two most recent, consecutive month’s statements for each account are required.	08/25/2017: Please rescind this condition. These assets are not necessary for the transaction.	08/25/2017: Audit concurs with the Lender Rebuttal, and has determined that assets are sufficient without the use of borrower's checking and savings account. Condition rescinded.
 No Mortgage Lates Borrowers have several paid off mortgages and current mortgages with over 60 months zero late payments.; FICO is higher than guideline minimum The minimum FICO score per guidelines is 740, the lower middle score of both borrowers is 774; Years on Job The Co-borrower has been with the same employer for over 10 years

300478971	11bd179a-4284-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assets Verified Were Not Sufficient to Close
Assets were not sufficient for closing and reserve requirements.  Verified assets $XXX,XXX.XX; minus funds to close $XXX,XXX.XX; less 6 months PITI subject reserves totaling $XX,XXX.XX and less 6 months PITI REO investments reserves totaling $XXX,XXX.XX = ($XX,XXX.XX) short reserves.

08/25/2017: Assets  $XXX,XXX.XX 6 months PITI on property Please rescind this condition. 6 months PITI on the REO investment is only $XX,XXX+ $XXX,XXX.XX + $XX,XXX.XX = $XXX,XXX.XX ;reo 1 T&I $XXX.XX $XXX.XX reo 2 $X,XXX.XX $X,XXX.XX reo 3 $X,XXX.XX $X,XXX.XX reo 4 $X,XXX.XX T&I $X,XXX.XX $X,XXX.XX $$XX,XXX x 6 is $XX,XXX XXX Robinson (sold) You would not count the losses that are included in the other expenses on the 1003 and you would not include the commercial property. Excess reserves is $XX,XXX.XX Please let us know what where the discrepancy vs our calculations.

08/25/2017: Audit re-analyzed all REO properties, as well as assets, and has determined that  Total assets are $XXX,XXX minus $XXX,XXX.XX (CTC) minus $XX,XXX.XX (Subject PITI) minus $XX,XXX.XX (REO’s PITI) equals $XX,XXX.XX remaining reserves. Assets are sufficient. Condition rescinded.

 No Mortgage Lates Borrowers have several paid off mortgages and current mortgages with over 60 months zero late payments.; FICO is higher than guideline minimum The minimum FICO score per guidelines is 740, the lower middle score of both borrowers is 774; Years on Job The Co-borrower has been with the same employer for over 10 years

300478971	1b070f31-b986-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		08/22/2017: Received attestation no affiliates. Condition cleared.
 No Mortgage Lates Borrowers have several paid off mortgages and current mortgages with over 60 months zero late payments.; FICO is higher than guideline minimum The minimum FICO score per guidelines is 740, the lower middle score of both borrowers is 774; Years on Job The Co-borrower has been with the same employer for over 10 years

300478971	229877ef-f5ee-46a1-885e-9917e62379f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The Final CD does not reflect the correct Closing Date under the General Information section for the field titled Closing Information. Provide re-disclosed CD and letter of explanation.		08/21/2017: Corrected Post Close CD reflects the correct Closing Date. Loan will be graded a B for all agencies.
 No Mortgage Lates Borrowers have several paid off mortgages and current mortgages with over 60 months zero late payments.; FICO is higher than guideline minimum The minimum FICO score per guidelines is 740, the lower middle score of both borrowers is 774; Years on Job The Co-borrower has been with the same employer for over 10 years

300479023	75a70c28-0713-4960-837c-4a924f91626b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
07/10/2017: This finding is deemed non-material and rated a B grade.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754

300479023	29cd4b49-a565-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of funding CD does not list payee for Homeowner’s Insurance Premium and Property Taxes.		07/10/2017: This finding is deemed non-material and rated a B grade.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754

300479023	bebecc7f-8165-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
07/19/2017: Replacement Cost Estimate
07/19/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754

300479023	f81ce7a7-9931-471e-8e0e-23602783fafa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an Attestation stating such.
07/19/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the lender has no affiliates, also as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 79.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 754

300479232	ed770d3f-75a4-432d-b59e-c5b6d2bf80b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure
07/26/2017:  Received Lender's attestation no affiliates.  Condition cleared.07/25/2017:  Received Broker attestation no affiliates.  Memo provided states Lender no longer has a relationship with an appraisal management company.  Please provide Lender disclosure or attestation regarding any/all affiliates.  Condition remains.

300479232	60faa8e9-9b6d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the government entity. A letter of explanation to the borrower along with proof of delivery must be issued.
07/26/2017: Received explanation letter and post consummation CD adding payees to Section F. Proof of delivery not required. Condition cleared. Loan will be rated a B.
300479239	f478b132-eb4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300479239	a5023c9f-af85-4038-aef6-31737464b386	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Xnd Appraisal Fee of $X,XXX, Appraisal fee of $XXX and Appraisal Review fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects a second Xnd Appraisal fee of $X,XXX, Appraisal fee of $X,XXX and Appraisal Review fee of $XXX resulting in a $X,XXX refund due for cure.
06/07/2017: A RESPA second Xnd appraisal fee, appraisal fee and review appraisal fee charge cure of $X,XXX on the final CD. The loan will be rated a B for all agencies.
300480909	dc76e0ba-1972-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/28/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300480909	0a2e0360-1972-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/04/2017: please see attached CD
08/04/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300480909	6e57cfdc-f672-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet or Statement of Financial Affairs for the borrower's business reflected on the XXXX Form XXX tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

08/03/2017: Please rescind this condition. The borrowers Non-profit company,income was not used in any qualification. Appendix Q defines X types of business structures that require P&L and Balance sheets as Sole Proprietorship, Corporations, Limited Liability or S Corps, and Partnerships. 5013c is not part of the required business structures we are required to analyze and obtain balance sheet and P&L. Based on IRS definition ( see attached ) –the borrower cannot have income claimed from this– so any income/expense would be XXX% though the non-profit.

08/04/2017: Audit consulted with Compliance, and has determined that Returns are not required for charitable associations when the borrower does NOT claim any income from said entity. Condition rescinded. 08/03/2017: Escalated to Compliance for further review.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300480909	ed976be5-f672-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing  year end XXXX and current XXXX P&L Statement for the borrower's business reflected on the XXXX Form 990 tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

08/03/2017: Please rescind this condition. The borrowers Non-profit company, income was not used in any qualification. Appendix Q defines X types of business structures that require P&L and Balance sheets as Sole Proprietorship, Corporations, Limited Liability or S Corps, and Partnerships. 5013c is not part of the required business structures we are required to analyze and obtain balance sheet and P&L. Based on IRS definition ( see attached ) –the borrower cannot have income claimed from this– so any income/expense would be XXX% though the non-profit.

08/04/2017: Audit consulted with Compliance, and has determined that Returns are not required for charitable associations when the borrower does NOT claim any income from said entity. Condition rescinded. 08/03/2017: Escalated to Compliance for further review.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300480909	b7100366-cf4c-45b8-9449-2a807f277568	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The final CD the Title - Endorsement Fee  and the LE dated XX/XX/XXXX reflects Title - Abstract or Title Search.  The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
08/04/2017: please see attached CD
08/04/2017: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300481022	9821cd4b-6e5b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C of XXXX tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  The specific dates for the Profit & Loss Statement in the loan file is missing.
07/02/2017: see attached
07/02/2017: Audit reviewed executed YTD XXXX P&L for Schedule C business, and has determined that the document was dated PRIOR to consummation date and meets Appendix Q requirements. Condition cleared.

 Years on Job Co-borrower has 9 years on job.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.61%

300481022	3991968e-365b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title -Concurrent Loan Fee on the final CD  is incorrectly named as compared to the LE dated XX/XX/XXXX Title - Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
07/02/2017: please see attached
07/02/2017: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 Years on Job Co-borrower has 9 years on job.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.61%

300481022	38ca086f-e8e1-4d04-8b1a-c260cd9061dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
06/27/2017: A RESPA Credit Report charge cure of $XX.XX on the final CD. The loan will be rated a B for all agencies.
 Years on Job Co-borrower has 9 years on job.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.61%

300486285	ce7dea8c-c9ed-4171-a8ba-e48d82195381	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	An Affiliated Business Disclosure dated within 3 business days of the application date was not provided.	07/10/2017: Lender does not have any affiliates and does not permit the use of other affiliated service providers on loans that will be sold to Investor	07/10/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
300486285	2be17c8e-f25c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	A Recording of Notice fee in section E of Post Close CD is missing the name of the government entity. Provided a corrected CD and letter of explanation to the borrower.		07/21/2017: Received explanation letter and post consummation CD correcting payee in Section E. Condition cleared.
300486285	9d9d9521-f25c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the lender and should be paid to the actual service provider.  Provide a correct CD and letter of explanation to the borrower.
07/21/2017: Received explanation letter and post consummation CD correcting payee in Section B. Condition cleared.
300486285	b13afaa8-235c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The Additional Charges in section H of the LE dated XX/XX/XXXX does not list the specific charges.	07/10/2017: There are no tolerance issues with section H. Furthermore, a CD has already been issued and the LE cannot be corrected. Please have this condition waived.	07/10/2017: The client has adopted SFIG guidance. Condition rescinded.
300486285	dbec1f9a-f15c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $X,XXX and on the final CD as $X,XXX and on the Post Close CD an additional recording fee of $X,XXX, exceeding the allowable X.XX% tolerance.  A tolerance cure of $X,XXX is required.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

07/10/2017: Section C (Did Shop) is not subject to X.XX% tolerance. Section B is subject to the X.XX% tolerance. $X,XXX doc prep fee plus $X,XXX recording fee with XX.XX% tolerance added is $X,XXX. Total on XX/XX/XXXX CD shows total of $X,XXX ($X,XXX + $X,XXX). We are within tolerance. Please waive this condition.

07/10/2017: Audit concurs with the Lender Rebuttal, and has determined that no tolerance issue was found. Condition rescinded. 06/29/2017:  A RESPA Recording fee charge cure of $XX.XX on the final CD.  Condition remains.

300486301	833a9c5c-0f73-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax. Provided corrected CD and letter of explanation to the borrower.	08/09/2017: please see attached
08/09/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

300486545	bcd73fd6-267e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner’s Insurance Premium, Property Taxes and County Property Tax in section F of the final Closing Disclosure is missing the Homeowner’s Insurance payee and government entities assessing the taxes. In addition, the Miscellaneous Seller Payout and the Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the payees. Provide corrected CD and LOE to the Borrower.
08/23/2017: PCCD, Tracking, Check, Letter
08/23/2017: Audit review of revised CD includes Section F and H payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300486545	a5da1389-0926-4ddd-b04f-5116d8207dcb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Re-Inspection Fee of $XXX and no Verification of Employment Fee with no resulting Coco for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX and Verification of Employment Fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/23/2017: PCCD, Tracking, Check, Letter
08/23/2017: Audit review of revised CD, copy of check for cure with total cure reflected in Section J, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300486545	b45d9c3f-027e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	08/23/2017: PCCD, Tracking, Check, Letter
08/22/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 08/10/2017:  This is deemed non-material.  The loan will be rated a B for all agencies

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300486545	43344e2d-d721-43ce-b691-ad51a71156e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The client has adopted SFIG guidance. Finding is non-material, as loan is not in escrow. Loan will be rated a B.		The client has adopted SFIG guidance. Finding is non-material, as loan is not in escrow. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300486545	28f7afea-267e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing hazard insurance declaration. File contains a copy of the Homeowners Insurance Application only. Additional conditions may apply.	08/23/2017: Dec Pg	08/23/2017: Audit reviewed the Hazard Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300486578	8d1afba8-7070-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
07/28/2017: please see attached
07/28/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 94.20 months reserves

300486578	676ec766-24b1-493c-8f49-9373b696df05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/27/2017: Received explanation letter, air bill and post consummation CD reflecting payee in Section E. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 94.20 months reserves

300486609	a9334300-8270-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $X.XX to meet XX% threshold.

07/24/2017:  The Post Close CD reflects a post close tolerance cure of $X.XX, which is sufficient.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a Fitch B.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 53.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; General Comp Factor 1 Borrower has been self-employed 42 years.

300486609	f062e614-9170-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Audited DTI of XX.XX% exceeds XX% DTI threshold per QM. DTI exceeds guidelines due to inclusion of primary home HELOC in DTI omitted by lender. Loan Fails criteria for Qualified Mortgage.	08/08/2017: DTI
08/08/2017: Audit reviewed documentation, and has determined that evidence of 12 months cancelled checks was provided to verify HELOC is paid through the borrower's business. Business Profit and Loss was also provided. Revised DTI of XX.XX%. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 53.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; General Comp Factor 1 Borrower has been self-employed 42 years.

300486609	6789b664-9070-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	Asset documentation for accounts #1, #2, #3, #4 in file exceed 90 days. Please provide updated asset documentation.	08/08/2017: Assets
08/08/2017: Audit re-analyzed asset documentation, and has determined that the Accounts #1 and #2 were Annual Report Statements; Accounts #3 and #4 were Quarterly Statements. Documentation within the loan file is deemed acceptable. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 53.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; General Comp Factor 1 Borrower has been self-employed 42 years.

300486609	098cecba-8170-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		07/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 53.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; General Comp Factor 1 Borrower has been self-employed 42 years.

300486609	512fe1a4-6a70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 2nd lien note	Second lien note not provided.	08/25/2017: 2nd Note	08/25/2017: Audit reviewed copy of HELOC (2nd lien), and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 53.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; General Comp Factor 1 Borrower has been self-employed 42 years.

300486851	1f3a4ecb-fc29-414d-aeb9-d07359c368f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.
07/11/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/11/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

300486851	3c76f678-2d60-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee. Provide a letter of explanation to the borrower along with proof of delivery.	07/11/2017: Post Consummation CD
07/11/2017: Audit review of revised CD includes payee for Homeowner's Insurance Premium in section F. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300486861	14b06d3b-4dcd-4747-aff3-fa1d657a0a54	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/19/2017: CD sent via e-delivery. viewed by borrower on X/XX/XX. Please see attached
09/19/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.11%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 63 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.80.5months reserves

300486861	c40d5286-729a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property A located on XXXX Schedule E part 1. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

09/19/2017: No consideration give to Gross Rental Income, only Gross Rental Loss. As borrower is being qualified with full rental loss, no rental/lease agreement is required. Borrower qualifies with the loss.
09/19/2017: Audit re-analyzed the REO property, and has determined that the DTI meets QM and guidelines requirements without the use of rental income. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.11%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 63 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.80.5months reserves

300486870	5e6649da-4a75-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedule for the most recent two years; for a corporations, "S" corporation, or partnership, signed copies of Federal business income tax returns for the last XXX years, with all applicable tax schedules. Signed business returns not provided for business X on the Schedule E, Part II, Statement 1 of the XXXX tax return.
08/11/2017: Received signed, dated XXXX business return. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.56%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300487125	46188edf-e910-490b-8840-2e45e39253a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing the Special Information Booklet Home Loan Toolkit.		The final closing disclosure Section B Title Messenger Fee was missing the Payee.
300487125	cfbdbb97-3776-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final closing disclosure Section B Title Attorney Document prep fee was missing the Payee.		The final closing disclosure Section B Title Messenger Fee was missing the Payee.
300491744	4fb4569b-f67d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Tax Transcripts	Missing X years tax transcripts for co-borrower to match X years 1040's filed per guidelines. Tax transcripts are required in order for loan to be classified as a Qualified Mortgage.	09/08/2017: Tax Transcripts
09/08/2017: Audit reviewed post closing 1040 Tax Transcripts for the Co-borrower, and has determined that Transcripts verify the executed 1040 Tax Returns within the loan file.  Appendix Q was met for 2 years executed XXXX/XXXX Tax Returns.  Post-closing XXXX/XXXX Tax Transcripts meet guideline requirements. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Years Self Employed Co-borrower self-employed for 10 years; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 14.70 months reserves

300491744	9c226bdc-f67d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)
Appraisal in file completed "subject to" based on permit information provided.  Appraiser indicates to verify information would require researching permits, therefore, appraiser revised the report to "Subject to".
															09/01/2017: Hi, please see attached permits. we accepted the permits as the appropriate box was checked on the appraisal to allow underwriting to review the permits and not require a 1004D. thank you	09/01/2017: Audit reviewed permit documentation, and has determined that the document submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Years Self Employed Co-borrower self-employed for 10 years; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 14.70 months reserves

300491744	beda0065-f77d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned
Co-borrowers bank account #X on final loan application reflects a large deposit of $XXX,XXX.XX.  File is missing source of funds and documentation to support.  Source of funds required in order for loan to be classified as a Qualified Mortgage.

09/18/2017: Please see cover letter, LOE, property profile and mediation documentation provided09/01/2017: Hi, the deposit you are referring to was made into a business account and therefore should not require sourcing. thank you,

09/18/2017: Audit reviewed evidence with regards to the large deposit, and has determined that the explanation submitted is sufficient. Co-borrower received equity from a property previously shared with an ex-girlfriend. The proceeds were a return from his initial investment in said property. All dates line-up with the property profile documents provided. An excerpt of the private Mediation reflects co-borrower's share of XX% of net proceeds. Documentation submitted is deemed acceptable. Condition cleared.   09/01/2017: Audit reviewed the Lender Rebuttal, and has determined that $XXX,XXX of the large deposit ($XXX,XXX.XX) on XX/XX/XXXX was used for closing costs, therefore must be sourced. Condition remains. 09/01/2017: Audit reviewed the Lender Rebuttal, and has determined that $XXX,XXX of the large deposit $XXX,XXX.XX on XX/XX/XXXX was used for closing costs, therefore must be sourced. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; Years Self Employed Co-borrower self-employed for 10 years; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 14.70 months reserves

300500309	340f5748-9d77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer tax fee in Section E is missing the payee entity name.		08/02/2017: Finding for all agencies deemed non-material and will be graded a B
300500309	99547dbf-f0d9-4a6d-8274-a146f24ebce7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Unable to determine the date The Special Information Booklet/Home Loan toolkit was provided to the borrower.		08/02/2017: Finding for all agencies deemed non-material and will be graded a B
300500309	36d7fd8c-6575-4bd5-9e73-66affd930a1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		08/02/2017: Finding for all agencies deemed non-material and will be graded a B
300500959	74ad2229-5fd5-48b9-9729-b3fc7ebe91c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met	The re-disclosed LE with an Issue date of XX/X/XXXX is Invalid. The initial CD is dated X/X/XXXX. No cure.
08/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the explanation and supporting screenshot provided are sufficient evidence the disclosure were never actually sent to the borrower. Due to a system error, the Lender states that the documents were inadvertently triggered. However, the LE was sent to a company address to avoid sending to the borrower, therefore the borrower never received the invalid LE. Condition rescinded.

300500978	008ff1c5-a462-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F and Section H of CD does not list Payee for all fees. Section F is missing the payee for the Homeowner's Insurance Premium and Flood Insurance Premium. Section H is missing payee for the Miscellaneous Seller Payout, Natural Hazard Disclosure and Water Certificate.
08/02/2017: Received explanation letter and post consummation CD reflecting payee in Section F and Section H. Condition cleared.
300500978	575d121b-918e-4608-ace6-339f85b617d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		08/02/2017: Received explanation letter and post consummation CD reflecting payee in Section E. Condition cleared.
300500978	4c472481-4849-43ab-b73f-ce0724b488a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		08/02/2017: Received explanation letter and post consummation CD reflecting Settlement Agent license number. Condition cleared.
300500978	c15db8a4-27d3-4c68-8137-0a2bef073193	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Flood insurance is paid by the borrower, however it is required to be escrowed.	08/04/2017: Flood Insurance Escrowed
08/04/2017: Audit reviewed notification of new payment including the monthly Flood Insurance escrow amount, and has determined that sufficient evidence was provided to verify Flood Insurance is being escrowed. Condition cleared.

300500978	1ceb2d3d-b0cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.		11/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300500978	d047e38d-a362-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet Borrower’s Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.

07/11/2017: Sch C, see LOE from borrower, she has no assets or expenses for this business, her only income is from the and she has not received payment yet. entity, see attached P&L and balance sheet, B2, per LOE she has not made or lost any money in XXXX for this business and she will be closing the company this year.

07/11/2017: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in XXXX is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared.

300500978	7ef47a7e-a362-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing current P&L Statement for Borrower’s Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.

7/11/2017: Sch C, see LOE from borrower, she has no assets or expenses for this business, her only income is from the and she has not received payment yet. entity, see attached P&L and balance sheet, B2, per LOE she has not made or lost any money in XXXX for this business and she will be closing the company this year.

07/11/2017: Audit reviewed the documentation, and has determined that the letter from the borrower stating no expenses were incurred in XXXX is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared.

300500978	92798ec0-7611-4bab-8cc3-ba9669b5bfbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and the Broker or attestation there are no affiliates.
07/11/2017: Lender does not, by Policy, permit the use of other affiliated settlement service providers on loans that will be sold to Investor. This Includes settlement service providers that are affiliated with the broker or non-delegated correspondent
07/11/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300500978	ac4df065-bd5d-479a-ac65-5465da58400a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from file. File contains CD signed at closing and the Funding CD. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
07/11/2017: Initial CD with evidence of receipt
07/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300500991	04685304-9e69-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/21/2017: Received seller Settlement Statement evidencing loan payoff and netting sufficient cash to close. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500991	cdf6276d-a468-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $X,XXX,XXX		07/21/2017: Received final title policy. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500991	21e1891b-3e49-4a3b-aa7e-7fcabcb4ea01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(X)(X):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(X)(X), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
07/15/2017: Finding is deemed non material and rated a B grade.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500991	98c2a29a-a469-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
07/21/2017: Received attestation Lender does not charge Credit Report or Flood Cert fees. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500991	fc20785e-9b69-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Seasoning requirement not met	Subject being resold within XXX days from the previous sale date on X/XX/XXXX for $X,XXX,XXX. Lender exception in file.		07/25/2017: Audit acknowledges the client approved exception for seasoning. Loan will be rated a B.07/21/2017: Pending Client exception review
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500991	7952f939-a569-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Final Settlement Statement reflects $X,XXX,XXX.XX due from borrower at closing.  Closing disclosure reflects $X,XXX,XXX.XX.  Missing Closing Disclosure, letter of explanation and proof of refund if applicable.

CD is correct. The reason for the difference is that on the FSS, they include the lender credit in the credit side, whereas, we deduct it from the costs, but it balances out to the borrower bringing $X and you can see that the difference of the bottom line on the CD vs. the FSS is the amount of the lender credit, which shows on page X and X. Thank you
07/26/2017: Per Compliance, the math balances. Condition cleared.07/21/2017: Pending Compliance review
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.48; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 215.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801

300500994	43b5858f-6c71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing a CDA report		07/27/2017: CDA provided reflecting a value of $X,XXX.XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300500994	0b6a72f0-b894-4f67-8dc1-3b1b1cc30e21	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods
Reserves are less than guideline requirement when utilizing ATR qualifying methods. Verified assets $X,XXX,XXX, minus cash required to close $X,XXX,XXX, less 12 month reserves (subject) $XX,XXX = ($XX,XXX) short funds for reserves.  It appears the lender did not use applicable percentage discounts for stock accounts and 401K plans. Total Assets: $X,XXX,XXX (pre-discount) were sufficient to close.

07/31/2017: Of the money held in the XXXXXX account, there is $XXX,XXX.XX in Cash and Equivalents, which need not be discounted since these are liquid funds. XXX% of this amount should be able to be used.

07/31/2017: Audit re-analyzed the Assets within the loan file, and has determined that reserves are sufficient. Verified assets of $X,XXX,XXX.XX minus (cash required to close) $X,XXX,XXX.XX minus (12 month reserves subject) $XX,XXX.XX minus (EMD) $XX,XXX.XX equals $XX,XXX.XX remaining. Condition rescinded.

300500994	73bc1ad3-ad79-430e-a482-bccd59b553e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	All Assets were verified.
300501906	7e828f56-e9d3-447f-a5c6-ed4e004ad112	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure - Missing Doc Not Provided.		08/25/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%; DTI is lower than guideline maximum UWGuides maximum DTI of 35%, loan qualified with DTI of 14.16%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 40.60 months reserves

300501906	64719129-b389-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%; DTI is lower than guideline maximum UWGuides maximum DTI of 35%, loan qualified with DTI of 14.16%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 40.60 months reserves

300501906	ddf48359-b289-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Credit Score	FICO score is XXX < XXX minim required per guidelines.
Please see the Credit Report Attached. The order date and report date are the same as the dates on the Credit report that was uploaded, but the ID number on the current report attached is a higher number which indicates a later run time.
08/30/2017: Received updated credit report verifying student loan payments with a middle credit score of XXX. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%; DTI is lower than guideline maximum UWGuides maximum DTI of 35%, loan qualified with DTI of 14.16%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 40.60 months reserves

300503461	ecb154c4-2176-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		08/10/2017: Received explanation letter, air bill and post consummation CD adding the name of the service provider. Condition cleared. Loan will be rated a B.
300503462	d416c57a-fd71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.
08/09/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.07/27/2017:  Received Review Appraisal based on the appraisal performed  XX/XX/XXXX.  Please provide CDA based on the appraisal performed X/X/XXXX.  Condition remains.

300503463	56b13eae-b882-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing XXXX Year-to-date pay stub documenting XX days of income. The loan file contains XXXX W-2 with current employer and WVOE reflecting XXXX income. Copies of the Borrower's most recent paystubs are required to fulfill guidelines and QM requirements.

9/7/2017: XXXX W-2 uploaded 08/28/2017: Please rescind this. XXXX XXXX verification has XXXX income for their current job. If you cannot rescind this please consult with lender.08/25/2017: Please rescind this condition. There is a XXXX XXXX verification dated X/XX/XX and the loan closed X/X/XX

9/7/2017: XXXX W-2 uploaded, condition cleared08/28/2017:  Pending Client exception review9/7/2017: XXXX W-2 uploaded, condition cleared08/28/2017:  Pending Client exception review08/25/2017:  Audit reviewed the Lender Rebuttal, and has determined that the XXXX W2 for borrowers current job was not provided. Condition remains.08/23/2017:  Received XXXX paystubs.  However, Lender's guidelines state, a VOE is not an acceptable sole source of income documentation; a VOE may be required as supporting documentation, but not in lieu of a paystub and W2s.  XXXX W-2 for current job not provided.  Condition remains.
Years in Field Borrower has 15 years in Field per 1003
300503463	6f154465-b782-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	See attached and rescind- these were in the initial file upload	08/23/2017: Received 4506-T executed at application and closing. Condition cleared. Note: audit reviewed original loan file and these documents were not provided. Unable to rescind condition.			Years in Field Borrower has 15 years in Field per 1003
300503463	aeb5fb74-e0a7-4e12-afce-f7c23636a5b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The City/ County tax and State tax  line item in Section E is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38 (g)(2)) require a payee to be listed. Please provide a corrected CD and LOE to the borrower within XX days of consummation.
08/24/2017: see attached
08/24/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.
Years in Field Borrower has 15 years in Field per 1003
300503463	857a5084-0a73-49ee-823d-55d3fbc17f9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage	Missing XXXX Pay Stubs	See attached and please rescind- these were in the initial file upload	08/23/2017: Received XXXX paystubs. Condition cleared. Note: audit reviewed original loan file and paystubs were not provided. Unable to rescind.			Years in Field Borrower has 15 years in Field per 1003
300503463	1ebcafae-b782-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOR require to verify.( File has 9 months history)
08/28/2017: see attached08/25/2017: Please rescind this condition. Please see the credit report that was sent with the original file showing Mortgage opened X/XX/XX with X x XX months closed with last reported X/XX/XX and there was a settlement statement under REO that shows Mtg was paid off X/XX/XX

08/28/2017: Audit reviewed the Credit Report, and has determined that sufficient evidence of housing history was reflected on said report. Documentation submitted is deemed acceptable. Condition cleared. 08/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the Credit Report was not located within the loan file, only an invoice. Please provide the Final Credit Report. Condition remains.
Years in Field Borrower has 15 years in Field per 1003
300503463	74aaa46f-b982-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	1.80 reserves < 6 months required, per Guidelines. Missing Bank Statements (per 1003)
08/28/2017: Please rescind this condition. The Bank statements are dated were only used to verify the deposit of the $XX,XXX.X and $XX,XXX.XX for a total of $XX,XXX.XX. The difference in the savings account is only $X,XXX.XX and the $X,XXX.XX in checking is only $XX,XXX.XX and the had $XX,XXX over what they needed.08/25/2017:Please rescind the condition. There are more than sufficient assets. Sale of home $XXX,XXX.XX EMD $XX,XXX XXXX XXXX Checking XXXX $XX,XXX.XX (deposits from sale of stock) Savings $X,XXX.XX $XXX,XXX.XX Required Assets Reserves $XX,XXX Cash to close $XXX,XXX.XX EMD $XX,XXX.XX $XXX,XXX

08/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the bank statements verify the large deposits. Total assets $XX,XXX.XX minus $XXX,XXX (CTC) minus $XX,XXX (Subject PITI) equals $XX,XXX.XX remaining. Condition cleared.  08/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient. HOWEVER, Guidelines require 2 months consecutive bank statements and the statement period is XX/XX - XX/XX/XXXX and XX/XX XX/XX/XXXX which is LESS than 2 months.  Please provide previous months' statement.  Condition remains. 08/23/2017:  Received bank statements for account #3 & #4 on final 1003 (XXXX XXX).  Verified reserves of 17.9 months are sufficient.  However,  the statement period is XX/XX - XX/XX which is less than 2 months.  Please provide previous months' statement.  Condition remains.
Years in Field Borrower has 15 years in Field per 1003
300503463	32337356-55db-4859-a3ea-585ceeec9ff3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE date06/13/2017 reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX on the Final CD dated with no indication of a valid COC to account for the $XXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
																08/23/2017: Audit reviewed original loan file. The change in circumstance is a rate lock extension, page 192. Condition rescinded.			Years in Field Borrower has 15 years in Field per 1003
300506001	ebe6f280-8258-4b8f-84d1-db74a583bc76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final CD.
07/31/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300506020	fcaf9b36-9f77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX. The tracking disclosure reflects a COC was sent to the borrower on XX/XX/XXXX along with a new LE however; the COC is missing from the loan file.	08/07/2017: LE	08/07/2017: Audit reviewed the COC for change on XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300506020	3e4a49b4-8023-48cc-987b-7a7b2634f461	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Home Loan Toolkit was dated XX/XX/XXXX which is not within 3 business day of the loan application dated XX/XX/XXXX.	08/08/2017: Home Loan Tool Kit	08/08/2017: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
300506020	91451494-37d6-4e0c-bd4e-fced3e889c9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing the initial LE dated XX/XX/XXXX.  The Intent to Proceed reflects the borrower received the initial LE on XX/XX/XXXX however; it is missing from the loan file.  Additionally, missing Loan Estimate dated XX/XX/XXXX.  Tracking disclosure found in file, however missing the corresponding LE.
08/07/2017: Audit reviewed LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300506020	c80951da-9f77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	08/04/2017: CDA	08/04/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300506020	26f11586-b4e2-4733-9bab-e573f1a68667	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No copy of initial CD in file.	08/08/2017: Initial CD	08/08/2017: Audit reviewed e-signed initial CD, and has determine that the documentation was submitted within 3 business days prior to consummation. Condition cleared.
300506087	4be3c732-4e9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		9/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 35.34%

300506087	87e6001b-6f9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing evidence of adequate hazard insurance coverage or copy of cost estimator from insurance company to show existing policy has adequate coverage.		09/25/2017: Received insurance replacement cost estimator. Hazard coverage is sufficient. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 35.34%

300506087	d3c537d7-6e9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the title for $XXX,XXX ; Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy
															Attached I have highlighted a page of the title commitment that does provide the insured amount. Please rescind this condition.	09/25/2017: Audit reviewed Lender's rebuttal and original loan file. Preliminary title report reflects loan amount, page 349. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 787, loan qualified with FICO of 787; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 35.34%

300506089	076ec699-747c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing current P&L Statement for Borrower’s Corporation. P&L provided is from XXXXX XXXX thru XXX XXXX. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement beginning XX/XX/XXXX is missing from the file.
															08/14/2017: Please rescind this condition. The 2016 1120 is dated up until 2/18/17.	08/14/2017: Audit concurs with the Lender Rebuttal, and has determined that an executed XXXX 1120 Tax Return reflecting through XX/XX/XXXX was provided. Condition rescinded.
 Years in Primary Residence Borrower has resided in subject for 22 years; Years in Field Borrower has 26 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.77%

300506089	9721c7bf-747c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Lender qualified loan using XXX credit score, however per guidelines the minimum credit score required is XXX. No lender exception in file.	08/14/2017: Please rescind this condition. A 70% or less LTV on Rate/Term refinance can have as low as a 700 Credit Score.- see attached
  08/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the incorrect Matrix (XX/XX/XXXX) was inadvertently used (document was dated AFTER the application date).  The correct Matrix dated XX/XX/XXXX reflects credit score minimum of 700 for loan amounts less than $1 million and LTV maximum 70%. Condition rescinded.

 Years in Primary Residence Borrower has resided in subject for 22 years; Years in Field Borrower has 26 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.77%

300506089	0ade7a65-a02c-4b23-b35a-a9430cbed903	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a credit of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on the funding CD
08/09/2017: Funding CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
 Years in Primary Residence Borrower has resided in subject for 22 years; Years in Field Borrower has 26 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.77%

300506089	4f2c34bb-fe7c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Fraud Alert not verified	The Third Party Fraud Report and/or the Credit Report reflect(s) fraud alerts. Evidence the Lender addressed the alert not provided.	08/14/2017: Can you please tell us what document and page it’s on because I don’t see it on any credit reports and there is not a XXXX XXXX in the file?
08/14/2017: Audit reviewed the issue, and has determined that page 564 (XXXX XXXX) reflects Identity issue with SSN. However, the US Patriot Act Disclosure within the loan file is executed by a Notary Pubic verifying that a Social Security Card with SSN was provided. Condition rescinded.

 Years in Primary Residence Borrower has resided in subject for 22 years; Years in Field Borrower has 26 years in Field  ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.77%

300506094	7d2bbb7a-0976-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing 12 months draw history to verify draws greater than $X,XXX within 12 months; Additional conditions may apply	Please rescind this condition. This loan is a cash out refinance so there is no need for any documentation on the HELOC. That would only apply to rate and term refinances.	08/08/2017: Audit reviewed Lender's rebuttal and agrees. HELOC draw history is not required for a cash out refinance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.78 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60%

300506094	3c2d2efe-1a76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
08/08/2017: Received title supplement reflecting correct loan amount. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.78 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60%

300506104	437eddcc-b37b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS number and phone number of the Lender are missing. Provide a Letter of Explanation & Re-disclose correct information.		8/7/2017: n unsigned CD dated the same date as the Final CD, reflects the NMLS & phone number. Condition cleared. The loan will be rated a B for all agencies.
300506104	7d54a040-b57b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure for Estimated Taxes, Insurance & Assessments is incomplete. The Estimated T, I & A is missing. Provide a Letter of Explanation & Re-disclose correct information.		8/7/2017: An unsigned CD dated the same date as the Final CD, reflects the Estimated T, I & A amount. Condition cleared. The loan will be rated a B for all agencies.
300506120	2bb434e6-6d83-4c7a-9d9c-e0b2992cdc9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure is missing from the file.		08/14/2017: Received evidence of no affiliates. Condition cleared.
300506120	9d8cc1bc-3d56-4c77-8a39-9a6ff0cb5c18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated X/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.   Provide re-disclosed CD and letter of explanation.
08/14/2017: Received rate lock extension and LE. Condition cleared.
300506123	08435b99-226a-4204-a0eb-629659409000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure
08/04/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents. Please see attachment.

08/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

300506126	7b14d630-0a71-427a-869e-b413b6371279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the sanitation tax of $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission.
08/04/2017: Post Consummation CD
08/04/2017: Audit review of revised CD with corrected Estimated Taxes, Insurance & Assessments Section is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300506126	88d0a000-c47d-40c0-bf23-758e986580e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Title Examination Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title service fee. The title fee should be listed in section C of the CD. Provide corrected CD and letter of explanation.
08/04/2017: Post Consummation CD
08/04/2017: Audit review of revised CD reflects Sections B Title-Title Examination fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300506126	f15adfaf-39db-4eaf-a55d-3686322c1f90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Loan Origination Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects a Loan Origination Fee of $X,XXX.XX for a variance/refund required of $XX.XX.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.   Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

08/02/2017: Final CD reflects lender credit of $XX,XXX.XX which is sufficient for $XX.XX tolerance violation refund after first applying to $X,XXX.XX non-prepaid finance charges.  Loan will be graded a B for all agencies.

300506126	f9f1512b-0077-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The state tax stamp in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  the name of the service provider.  Provide corrected CD and LOE to the Borrower.
08/04/2017: Post Consummation CD
08/04/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300506133	43415ab8-4085-4464-b7d3-8cd48aa0d7e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/10/2017: Final CD reflects $XXX lender credit for increase in closing costs above legal limit. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300506133	30834b55-e67d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The final ALTA Settlement Statement reflects the cash to close of $XXX,XXX.XX vs. the final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide a copy of the funding CD, refund check to the borrower and letter of explanation to the borrower for the discrepancy.

08/31/2017: Hi, please see post cd as well as loe to borrower and cert verifying method of delivery. All are sent via regular mail unless there is a refund due to the borrower which in this case there was not. thank you,

08/31/2017: Audit reviewed Post Funding CD, and has determined that the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. The client has adopted SFIG guidance. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300506133	d9b1ea6d-e67d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Missing signed seller's CD for the sale of previous primary residence. A copy of the buyer's CD which was not certified by the title agent was provided. Provide signed or certified seller CD, or copy of wire disbursement showing net proceeds, or receipt of proceeds into borrower's bank account.

08/31/2017: HI, please see attached final settlement statement as well as please note Escrow agent is listed on both documents also attached is a copy of the original email from escrow in regards to funds. Transfer of proceeds was less than the actual net proceeds of the other property since the entire amount was not needed to close. Thank you

08/31/2017: Audit reviewed executed ALTA Settlement Statement for the sale of previous property, and has determined that said document reflects sufficient proceeds for assets. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300506133	2e4fca3f-f03e-41d7-8949-960fa4468d75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The Final CD reflects an incorrect Closing Date and Disbursement Date under the General Information section for the field Closing Information. Provide re-disclosed CD and letter of explanation.
08/31/2017: Hi, please see pcd, loe to borrower and certification of delivery method. all are sent via regular/standard mail unless a refund is due to the borrower which in this case there was not. thank you

08/31/2017: Audit reviewed Post Funding CD with corrected Closing Date and Disbursement Date, and has determined that the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. The client has adopted SFIG guidance. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300548460	b921d6ac-08e5-4f95-b6ff-17c0540220b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	09/19/2017: Rebuttal: See letter esigned by borrower: signed and dated X/XX confirming that “We received our Original loan disclosures via docusign X/XX/XX. Image upload, page. XXX.
09/19/2017: Audit reviewed the documentation cited on page 480, and is unable to determine if said document was included within the Original Disclosure due to missing the list of disclosure provided to the borrower. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 53 months payment history with no late payments reported

300548460	f83008af-df9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
09/19/2017: Rebuttal: The revised LE was in receipt of the borrowers since the borrowers e-signed and dated the LE on X/XX/XX, X days before consummation.
09/19/2017: Audit concurs with the Lender Rebuttal, and has determined that the LE located on page 758 was e-signed by the borrower 7 specific business days prior to consummation date. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 53 months payment history with no late payments reported

300548460	82749f02-4e9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided		09/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 53 months payment history with no late payments reported

300548462	f867e4d3-596d-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		7/21/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300548465	b70b51b4-4f1b-44f3-a3f7-526427ab871f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  No Cure.
09/14/2017: Audit reviewed Lender's rebuttal and agrees. CD dated X/X was for a XX year FRM. Final CD is for a XX year FRM. COC provided in the original loan file. Condition rescinded.
300548465	3baa29fe-7598-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the name of the government entity assessing the tax.
09/13/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300548465	32827c32-c801-4f6d-b4f7-639ba9395fa9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.  eSign Certificate provided in the file does not reflect borrower consented prior to receiving documents electronically.  No Cure.
09/14/2017: Received evidence of E-consent. Condition cleared.
300548465	7b5d23c2-ce07-4d77-869b-a6adba117a83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  No Cure.
09/14/2017: Audit reviewed Lender's rebuttal and agrees. CD dated X/X was for a XX year FRM. Final CD is for a XX year FRM. COC provided in the original loan file. Condition rescinded.
300548466	0cc24d7c-b497-4708-a578-089c5c024a1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Co-op Review fee and Collateral Desktop Analysis fee reflected in section B of the final Closing Disclosure should be reflected in section A.  Provide corrected CD and letter of explanation to the Borrower.
08/25/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.8 months reserves; DTI is lower than guideline maximum UWGuides maximum DTI of 43%, loan qualified with DTI of 25.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300548466	2f596539-9889-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	08/28/2017: flood cert	08/28/2017: Audit reviewed Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.8 months reserves; DTI is lower than guideline maximum UWGuides maximum DTI of 43%, loan qualified with DTI of 25.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300548466	26021a98-a289-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.8 months reserves; DTI is lower than guideline maximum UWGuides maximum DTI of 43%, loan qualified with DTI of 25.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757

300552550	9523e353-a78d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		9/1/2017: CDA provided reflecting reconciled value of $X,XXX,XX at X% variance is deemed acceptable. Condition cleared.
300552550	c8fac11b-ac8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
09/27/2017: see attached
09/27/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300552554	486bed8e-8199-4723-b934-3290bfe4b5a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	CD Lender credit is $XXX.XX. LE Lender credit is $XXX.XX. Provide Letter of Explanation, Re-Disclose Correct Information	08/07/2017: PCCD with Tracking, Check, Cover Letter
08/07/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300552554	9ddc6960-7d71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium & Property Tax payee entity in section F are missing the names of the payees. The National Hazard Disclosure in Section H is missing the name of the payee. Provide a letter of explanation to the borrower along with proof of delivery.
08/07/2017: PCCD with Tracking, Check, Cover Letter
08/07/2017: Audit review of revised CD includes payee to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300552554	d2f0bcb0-4a1e-4d9a-953d-da880f921624	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.	07/31/2017: LOEs
07/31/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

300552554	c7b75cc8-5771-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file		07/27/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300552555	66ff4afd-e049-4478-90f7-ec0161c0b122	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an appraisal fee of $XX.XX resulting in a $XX.XX refund due for cure.  Final CD shows a sufficient tolerance cure in the amount of $XX.XX.
07/25/2017: Cure provided per lender credit on final CD and will be graded a B for all agencies
300552555	6ab868fc-4c98-4033-aeed-02c0745b1929	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file		07/24/2016: This finding is not material. Loan will be graded a B for all agencies
300552555	1368ca97-9c70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Homeowners Association Transfer fee listed in section H of the final Closing Disclosure does not list the name of payee		07/24/2016: This finding is not material. Loan will be graded a B for all agencies
300552555	7f196f58-6f71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/26/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300552555	d6e56625-dc94-4ead-b6a2-41552779d6c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Missing evidence the Special Information Booklet/Home loan Toolkit was provided to the Borrower within 3 days of application.		07/24/2016: This finding is not material. Loan will be graded a B for all agencies
300553054	5a6c2961-847b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
08/07/2017:  A Post Close CD provided in the loan file reflects government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300553229	a0716f92-daa2-4974-92b4-53f6bf538474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	The grace period threshold is 10 days and the Note has 15 days. The late charge threshold is $XXX.XX and the actual late charge 1s $XXX.XX a difference of $XX.XX
09/20/2017:  Per Compliance, reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	31f55583-e897-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The third business reporting on the SCH E tax returns , business tax returns for XXXX were not signed by both borrowers. A signed tax return is required in order for the loan to be classified as a Qualified Mortgage
09/28/2017: Please see the attached requested signed 1120S and P&L and Balance Sheet. Please rescind this condition. Both borrowers are not required to sign them.
09/28/2017: Audit reviewed the 2015 1120S Tax Return, and has determined that both borrower's executed said document. Condition cleared. 09/20/2017:  Audit reviewed Lender's rebuttal and disagrees.  Per Appendix Q, For a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules are required.  Condition remains.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	e55c0d9d-f797-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Missing third party verification for first and second partnership business on the SCH E were not provided within 30 days of the note date. A third party verification within 30 days of the note date is required in order for the loan to be classified as a Qualified Mortgage.
09/22/2017: Please rescind this condition. The income from XXXX XXXX was not utilized to qualify the borrowers.Please rescind this condition as this was in the original file sent. Here they are again
09/22/2017: Audit concurs with the Lender Rebuttal, and has determined that all income was derived from S Corporation with no income from either Partnerships. A VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.   09/20/2017:  Audit reviewed Lender’s rebuttal, documents provided and original loan file.  The business license for business #1 was in the original loan file.  Per Lender’s guidelines, the verification is required within 30 calendar days from the note or funding date.  The license is > 30 days.  Verification of business #2 was not provided.  However, a VOE for businesses where income was not used to qualify including negative income is not required. Please provide verification of business #1 within 30 days of the note date.  Condition remains.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	27332267-e897-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing signed Year to Date Balance Sheet and Profit & Loss statements for both Partnerships. A signed YTD Balance Sheet and Profit & Loss are required in order for the loan to be classified as a Qualified Mortgage
09/20/2017: Neither QM nor Client require signed P&L and Balance Sheet. Condition rescinded.
 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553235	753d843e-179e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax/Stamps and transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300553235	01d8200c-179e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section B of the final Closing Disclosure reflects a Collateral Desktop Analysis Fee paid to the lender vs the actual payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300553235	ab3c7d05-179e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing.
09/27/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.09/22/2017: CDA provided is from the Lender.  Pending CDA report from the Client

300553383	2605c31f-d571-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	09/01/2017: Hi, the deposit you are referring to was made into a business account and therefore should not require sourcing. thank you,	07/27/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300553659	357a2f2b-b78d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing initial 4506-T; Per Lender guidelines; a signed 4506-T is required at application and at closing		09/05/2017: Received 4506-T executed at application and closing. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	bce96646-b78d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned
Missing Executed Final Closing Disclosure From Sale of Departure Residence and proof of transfer of proceeds; Per Lender guidelines the closing disclosure must be executed by the seller(s) with proof of transfer of proceeds.
09/05/2017: Received Seller CD. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	cbba5bdb-b68d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		09/01/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	6df4bc43-b88d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The "Application Fees", "Processing Fees" and "Underwriting Fees" paid to the lender reflected in Section A of the final closing disclosure should be itemized per 1026.38(f)(1).		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	b4f0399d-b88d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial Closing Disclosure dated XX/XX/XXXX with evidence of acknowledgement: Additional Conditions may apply		09/05/2017: Received initial CD and evidence of acknowledgment. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	57275e98-b78d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing copy of two months most recent bank statements for asset account #1; Asset documentation in file is expired; Additional conditions may apply.	09/21/2017: Statement
09/21/2017: Audit reviewed the Bank Statement documentation, and has determined that the dates (XX/XX/XXXX through XX/XX/XXXX) are sufficient to verify two months of recent bank statements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300553659	6b6c6b06-b98d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City/County Tax/Stamps Transfer Tax Fee paid by seller in section E of the final Closing Disclosure is missing the name of the government entity.  Please provide a letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #57 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.80%

300554001	cd9f42af-aa86-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
8/25/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies08/21/2017: A Post Close CD in the file did not reflect these charges. Condition remains.
300554028	8091f849-79dc-4c0d-a681-8ad3fa034208	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XX.XX is required
07/29/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300554054	1bb530a0-6282-4fd3-b69e-a7e62b50872d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	Added 08/21/2017: Post consummation CD reflects TIP of XX.XXX% vs. actual TIP ofXX.XXX%, a difference of X.XXX%.		08/22/2017: Post consummation CD reflects TIP of XX.XX%. Audit manually calculated TIP as XX.XX%, a difference of X.XX%. This is considered non-material, grade B. Condition cleared.
300554054	c56fa5cf-6486-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Added 08/21/2017: Post consummation CD reflects cash to borrower of $XXX,XXX.XX. The final Settlement Statement reflects cash to borrower of $XXX,XXX.XX, a difference of $XXX.XX.		08/22/2017: Received explanation letter and post consummation CD correcting cash to borrower. Condition cleared. Loan will be rated a B.
300554054	83a8d9b6-1179-4cbc-af00-166892ec43b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/10/2017: Finding is considered a non-material finding. Loan will be graded a B for all agencies.
300554054	97b9bb69-ed5b-4b4a-a8f7-5d41d41f29e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The File is missing Affiliated Business Disclose.
Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Client, which includes service providers that are affiliated to brokers and non-delegated correspondents. Please see attachment and have this condition removed from all future loans.
08/17/2017: Received attestation no affiliates. Condition cleared.
300554054	a07fb3de-20ce-47bb-979f-7a9591380aa4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Notice of Right to Cancel reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX. The Final CD dated XX/XX/XXXX, indicated a funding date of XX/XX/XXXX.
08/21/2017:  Received final Settlement Statement with evidence of funding date.  Condition cleared.XX/XX/XXXX:  Per Compliance, please provide evidence from LOS of disbursement or funding date or the funding control sheet.  Condition remains.XX/XX/XXXX:  Pending Compliance review XX/XX/XXXX:  Reactivated condition XX/XX/XXXX: Finding is Outside of Scope.

300554054	1a580604-1f7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD Section F for Homeowner insurance is missing Payee.		08/10/2017: Closing Disclosure document error is considered a non-material finding. Loan will be graded a B for all agencies.
300554275	75338044-e261-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/7/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300554275	3ecc0649-e151-4b23-adf8-daa1be80c1ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD  reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
07/05/2017: Over-disclosure of TOP less than X% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300554275	3d3b1f56-fb61-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required. Cure provided per lender credit on final CD.		07/05/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300554275	e96fdc54-a4e7-4ec3-b14c-215287e54ae3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		07/10/2017: Audit re-analyzed CD fees, and has determined that no TIP violation was found. CD TIP is XX.XXX% vs XX.XXX% Actual with a difference of -X.XXX%. Condition rescinded.
300555710	2111bef8-a592-4a96-8753-6ee1a7435671	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		08/16/2017: A RESPA Appraisal fee charge cure of $XX. The loan will be rated a B for all agencies.
300555738	3350f582-a460-4100-a98c-5ae4d0c72e62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	Addressed in credit section		08/25/2017: Duplicate finding. Condition rescinded.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	f29f5dd5-3a3a-4d1d-85ad-993a5b2e635e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI addressed in Credit Section		08/25/2014: Audit reviewed Lender's rebuttal and agrees. Maximum DTI is 40% and 401K loan payments are not required to be counted as a debt. Condition rescinded.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	641300c5-f839-4d60-bc2b-fc2d571439d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure dated XX/0XXXXXX reflects seller paid fee's listed under section C and it should be listed under section B in the seller paid column.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	beccd9af-4188-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX.XX% DTI exceeds XX% Lender DTI maximum. Lender approved loan with a XX.XX% DTI with no exception cited. Lender omitted inclusion of a 401K loan accounting for the higher audit DTI.
Please check out APPROVED guidelines. We go to XX% DTI on a primary SFH purchase at XX% LTV. Per Appendix Q Part 1026 and XXXX/XXXXX, 401K loans are not considered debt and should not be included in a borrower’s Debt ratio calculation.
08/25/2014: Audit reviewed Lender's rebuttal and agrees. Maximum DTI is 40% and 401K loan payments are not required to be counted as a debt. Condition rescinded.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	c6ab5f84-62df-4434-9410-4d17fb8ed311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	LE Lender credits total $XXXX vs Final CD Lender credit of $XXX.XX.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	aa359915-3d88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		08/25/2017: Received acceptable appraisal. Condition cleared.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555738	cdc4bf32-3d88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock agreement not provided.	See pg. 70 of the PDF loan file for the Rate Lock Agreement documentation	08/25/2017: Audit reviewed Lender's rebuttal and agrees. Evidence of rate lock was provided in original loan file. Condition rescinded.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 96 total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 17 years on job per WVOE

300555935	e6bba70f-c38c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued. Cure by lender at close
08/29/2017: A Post Close CD in the loan file reflects the Credit Report fee was disclosed in section B of the Closing Disclosure. Condition cleared. Loan will be graded a B for all agencies
300556212	d3bddc0f-b089-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 73.20%

300556212	393fdf1c-bc89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing asset documentation	Lender's guidelines require X months' bank statements, The loan file is missing borrowers Savings account statements.
09/21/2017: Exception Request for less than XX months reserves: comp factors •retirement account is a money market account. using XX% haircut (no market volatility) reserves would be greater than XX months •lower LTV; R/T refi •excellent job stability - XX years •$XX,XXX per month residual income •excellent credit history all paid as agreed
09/21/2017: Audit acknowledges the client approved exception for short reserves. Loan will be rated a B.XX/XX/XXXX: Exception is pending review from client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 73.20%

300556212	5a86ac8f-af89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure dated X/XX/XXXX is missing the payees for Homeowners Insurance premium and Property taxes in section F.		08/26/2017: Finding is considered a non-material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 73.20%

300556212	27ba982b-0719-4b60-a89c-04aa1663867b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of midnight XX/XX/XXXX.  The CD reflects the loan disbursed on XX/XX/XXXX - not giving the Borrower a full X days rescission.
08/31/2017: PCCD
08/31/2017: Audit reviewed the Post Funding CD, and has determined that the Disbursement date is AFTER the Right to Cancel expiration date. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated Fitch 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 73.20%

300556212	ae59ea88-bd89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves	X.X mos < XX mos required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $X,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject.
09/21/2017: Exception Request for less than XX months reserves: comp factors •retirement account is a money market account. using XX% haircut (no market volatility) reserves would be greater than XX months •lower LTV; R/T refi •excellent job stability - XX years •$XX,XXX per month residual income •excellent credit history all paid as agreed
09/21/2017: Audit acknowledges the client approved exception for short reserves. Loan will be rated a B.XX/XX/XXXX: Exception is pending review from client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 73.20%

300558336	329fc8b2-ef82-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer Tax Fee in section E of the final Closing Disclosure is missing the name of the government entity and the Recording Fee is missing the itemization.  Please provide a letter of explanation and confirmation of delivery to the borrower.
08/29/2017: See attached letter and corrected CD
08/29/2017: Audit review of revised CD includes Section E payees and itemizations. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months Subject reserves, loan qualified with 27.40 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

300558600	c6ea1435-c4a3-4082-b703-723ebf61ca0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of 0X.XX% over-disclosed. Provide corrected CD and LOE to the Borrower.		08/11/2017: Outside of Scope
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	87426f3e-8088-4696-9566-a1eb6f8deb0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not received from the Broker		08/11/2017: Missing Affiliated Business Disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	2feaf3b5-4804-46c8-92c6-a9845c8d168a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		08/11/2017: Outside of Scope
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	90eb6e66-107e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance in section E of the final Closing Disclosure is missing the payee; the property, and county taxes in section F of the final Closing Disclosure are missing the government entity; Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
08/11/2017: Closing Disclosure Error for missing Payee is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	515e214b-378a-45e6-b20a-387973b54cf1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not received from the Lender.		08/11/2017: Missing Affiliated Business Disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	79f107ec-8077-48bf-8e67-6a7275bddd5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet is missing from the file		08/11/2017: Outside of Scope
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	d0615080-9ab3-47f2-a74b-c25286336c1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Recording fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services. The Title - Recording Fee should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
08/11/2017: Incorrect Disclosure of Fees is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	48eb2750-5b2e-44fa-a246-ee34e2d65dc1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX.XX, an over-disclosure of $XXX.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
08/11/2017: Outside of Scope
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558600	52bc7daf-107e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Insurance shortfall and no documentation form insurance company verifying insurable amount:  The total coverage amount of $XXXk  is less than the loan amount of $XXX,XXX.XX. File is missing the a cost estimator form the property insurer, coverage is short $XXX,XXX.XX
08/15/2017: Replacement Cost Cert
08/15/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is up to the replacement cost of the home as per State requirements. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 4 years on job; No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 48 months payment history with no late payments reported

300558602	e2a5f2a8-aacf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.		11/22/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300558609	68a1fdfd-4c39-4bf1-a5c3-d42036cf4d4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The final & funding CD reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX.  Final CD shows a sufficient tolerance cure in the amount of $XX.XX.
07/25/2017: Cure provided per lender credit on final CD and will be graded a B for all agencies
300558609	b0e9ead2-6e71-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/26/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300564521	4a434247-23af-4a14-b88d-31e40426c634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		09/19/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; Years on Job Borrower has 10.99 years on job

300564521	b1961d4c-599d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance and taxes for departing residence not provided.	Please see attached credit supplement. taxes and insurance are escrowed.	09/20/2017: Audit reviewed original loan file. Evidence payment is PITI is in the original loan file, page XXX Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; Years on Job Borrower has 10.99 years on job

300564521	d9b6ecd7-439d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the mortgage.		09/20/2017: Audit reviewed original loan file. Invalid finding. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%; Years on Job Borrower has 10.99 years on job

300564529	ef2d87e1-b0a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10/5/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779

300564529	fb47d4a0-46a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	File is missing the Third Fraud Tool	10/10/2017: I have attached a copy of the XXXX XXXX Report	10/10/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779

300564529	c9cb6b44-44a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	File is missing the verbal verification of employment within 10 business days prior to the note date.	10/10/2017: The date on the Note is XX-XX-XX and the date on the VOE is XX-XX-XX. There is a nine day difference between the two.	10/10/2017: Audit concurs with the Lender Rebuttal, and has determined that the verbal verification of employment within 10 business days prior to the note date. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779

300564529	3c443613-b11b-4346-8e18-c3c7d9c53951	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	File is missing the Right to Cancel form	10/10/2017: I have attached a copy of the Notice of Right to Cancel form.
10/18/2017:  Per Compliance, ok to clear the H8/H9 exception on this loan.  There is truly a new lender here.10/10/2017: Audit reviewed the Right to Cancel, and has determined that the document is on the incorrect form. Based on rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9 (i.e., same lender refinance transactions) – subject property is NOT located in the jurisdiction of the aforementioned Circuit Courts, located in XXXXXXX XXXXX XXXX. Therefore, H9 Form is required on Same Lender Refinance. For “same lender refinance” transactions with a subject property located outside of the First, Fourth, Sixth  or  Eleventh  Circuit  Court  jurisdictions. Provide Notification of error, reopened rescission, evidence of shipment and correct RTC on form H9. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779

300564534	b8772eba-b77e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing the Final CD/Settlement statement from sale of other property.	Attached is the final statement, please rescind condition as this was included in the credit package	08/17/2017: Received Final Settlement Statement reflecting sale of property. Note: The Settlement Statement in the original loan was an estimate and the cash to borrower decreased. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 782; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.89%; Years on Job Borrower has 19.67 years on job

300564538	7a506a7d-dd9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a Flood Determination Certificate in the file. The Credit Report and Flood Determination Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/26/2017: please see attached
09/26/2017: Audit review of revised CD reflects Credit Report and Flood Certification fees (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 810; Years on Job Borrower has 15 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61 months reserves

300564538	f2cb17ad-dc9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Please provide documented equity of the departing primary residence turn rental. Per GL must be evidenced by an exterior or full appraisal dated within six (6) months of subject transaction, or documented equity may be evidence by the original sales price and the current unpaid principal balance.
09/28/2017: Please rescind this condition. This property is owned free and clear. There is 100% equity. We don’t need any other documentation.
09/28/2017: Audit re-analyzed the XXXX XXXX (within the loan file) for departing primary residence turned rental, and has determined that the report indicates property is free and clear with a Sales price of $XXX,XXX.XX. Borrower's have full equity in the property. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 810; Years on Job Borrower has 15 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61 months reserves

300564538	dc3ba60e-f886-4cb3-a5c6-ddb781c34bc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of XX/XX/XXXX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
09/18/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 810; Years on Job Borrower has 15 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 61 months reserves

300565142	846dbd8e-4792-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy of XX/XX/XXXX is after the disbursement date of XX/XX/XXXX.	09/22/2017: see attached09/14/2017: see attached- loan disbursed on the XXth the effect date of the policy was the XXth- please clear condition
09/22/2017: Audit reviewed the revised CD with corrected Disbursement date, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.09/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the final CD reflects a disbursement date and prepaid interest through date of XX/XX/XXXX. Provide a funding CD with an accurate disbursement and prepaid through date to verify effective date on Insurance. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.86%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.30 months reserves

300565142	e7ab18f8-3526-4f7a-b0ed-9ecaf318ed15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XX.XX (X,XXX.XX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX for a variance/refund required of $XXX.XX to meet XX% threshold.
09/05/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.86%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.30 months reserves

300565175	ace25a87-919c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident was not provided.
09/21/2017:  XXX XXXXXX county was part of the area effected by the XX XXXX Fire - fire management disaster on X/X/XX.  There were very few structures burned.  These are considered on a case by case basis. XXXXX XXXXXX area was not affected.  Post disaster inspection is not required for this property.  Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #8.79 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%

300565175	15b1b7c6-72d8-4150-8e8a-325cf663370d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of initial Closing Disclosure 3 business days prior to consummation. The initial CD is missing		09/21/2017: Received initial CD which is dated > 10 days prior to Note date. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #8.79 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%

300565711	ab3e1ce1-3387-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		08/25/2017: Received executed HELOC closure letter. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves

300565711	39ee71f9-8f86-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	08/22/2017: CDA	08/22/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves

300565729	9bc25d88-2c8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing initial/final 4506-T for all self-employed borrower business entities; Per Lender guidelines; a signed 4506-T is required at application and at closing for each borrower business.	09/05/2017: 4506	09/05/2017: Audit reviewed executed 4506T documents, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	edc58e38-2c8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	File contains an as is appraisal dated X/XX/XXXX however final CD reflects charges for two appraisals. Missing copy of secondary appraisal. Additional conditions may apply	09/05/2017: appraisal	09/05/2017: Audit reviewed early Appraisal pre-construction, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	d4d51066-4ac9-4655-a69d-b2bb81c08f53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	Information required for CD 'Loan Disclosures' section not completed, or completed in error; The Final CD Loan Disclosure section Reason for waiver of escrow account is blank.	09/15/2017: FINAL CD09/05/2017: FINAL CD
09/15/2017: Audit reviewed revised CD Loan Disclosure section for escrows, and has determined that documentation is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 09/15/2017: Audit reviewed the documentation submitted, and has determined that said documents are NOT for the borrower of subject property. Condition remains.09/05/2017: Audit reviewed revised CD Loan Disclosure section for escrows, and has determined that documentation is deemed acceptable. HOWEVER, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	2fc8237e-4621-4dc1-99ea-3aae73086929	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
Naming Convention in Origination Charges - Section A on C.D is not consistent : Section A in CD not consistent: The naming convention of fees in section A of the LE and CD is not consistent. The Final CD reflects an Application Fee of $XXX, Document Prep of $XX, Processing Fee of $XXX and Underwriting fee of $XXX totaling $XXXX which is equivalent to the most recent LE that reflects a non-itemized Origination Fee of $XXXX.
															09/05/2017: LE	09/05/2017: Audit re-analyzed the initial LE to latest LE with itemized frees that match the final CD, and has determined that the client has adopted SFIG guidance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	f51c1390-2c8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
09/15/2017: XX/XX/XXXX: tax return XX/XX/XXXX: TAX RETURN
09/15/2017: Audit reviewed executed XXXX/XXXX XXXX Business Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.09/15/2017: Audit reviewed executed and dated Business Tax Return documentation submitted and has determined that the tax returns were dated XX/XX/XXXX which was AFTER the Note date. In order for the loan to be classified as QM, the Tax Returns were required to be obtained PRIOR to consummation (defined by the NOTE date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.09/05/2017: Audit reviewed the executed/dated Personal Tax Returns submitted, however the loan file is missing the executed/dated BUSINESS Tax Returns. Provide the signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	4ba4ec44-978d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business on XXXX/XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/05/2017: P&L
09/05/2017: Audit reviewed the current XXXX Balance Sheet for Schedule C Business, and has determined that the documentation submitted is deemed acceptable. Documentation was dated PRIOR to consummation, therefore meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	e54ef4ba-2b8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing executed HUD-1 From Sale of Previous Property Departure residence; Lender guidelines require copy of final CD signed by borrowers.	09/05/2017: CD FROM PRIOR SALE
09/05/2017: Audit reviewed executed HUD-1 From Sale of Previous Property Departure residence, and has determined that the documentation submitted is deemed acceptable. Seller proceeds were $XXX,XXX.XX. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300565729	71b5b107-2a8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
The LE dated XX/XX/XXXX reflect an Appraisal fee of $XXX and no fee for an Appraisal Compliance Inspection fee. The revised LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX and an Appraisal Compliance Inspection fee of $XXX; with no resulting Change of Circumstance.    The LE dated X/XX/XXXX reflects an Appraisal Fee of $XXX.XX and an Appraisal Compliance Inspection Fee of $XXX.XX.  The revised LE dated XX/XX/XXXX reflects an Appraisal Fee – 2nd of $XXX.XX and a Vendor Management Fee of $XXX.XX in addition to the Appraisal and Appraisal Compliance Inspection Fees.  The CoC in file does not address this increase in fees.  Provide evidence the 2nd appraisal fee is validated or it will need to be refunded.
09/05/2017: CC
09/05/2017: Audit reviewed COC and print screen for addition Compliance Inspection fee, and has determined that the documentation submitted is deemed acceptable.  The 2nd Appraisal fee was for the new construction prior to the build, and said Appraisal was provided. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #42 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 66.79%

300567251	89322009-4888-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.
09/14/2017: please see attached
09/14/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.31%; Years on Job Borrower has 6 years on job

300567251	1f0a9247-e888-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	08/31/2017: The attached letter states once upon receipt of payoff the account is to be released and terminated. Please rescind this condition.	08/31/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted is deemed acceptable. Document was located within the loan file (page 7). Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.31%; Years on Job Borrower has 6 years on job

300567251	4145e992-e988-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name government entity. Provide corrected CD and LOE to the borrower.	09/12/2017: please see attached Cd
09/12/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.31%; Years on Job Borrower has 6 years on job

300567251	3d6ec688-3f12-4219-8890-f73f6316d28c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $100 maximum late fee allowed by the State of XXXXXXXXXX.	09/12/2017: please see attached letter
09/12/2017: Audit reviewed the unilateral letter to the borrower, as well as Notification evidence (i.e., the letter to borrower), and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.31%; Years on Job Borrower has 6 years on job

300567251	0dd625a6-d788-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/25/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.31%; Years on Job Borrower has 6 years on job

300567280	d577e8e4-ec02-4d8f-a8df-fb52bc4af957	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $X refund due for cure. Cure provided per lender credit on final CD.
8/28/2017: Final CD shows a sufficient tolerance cure in the amount of $X. Loan will be graded a B for all agencies
300567283	e32eff40-5d8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final CD reflects an incorrect Closing Date. The closing took place one day after the Closing Date reflected on the CD. The Lender addressed the title/settlement agent to refund the borrower $XX.XX for incorrect per diem interest charged however no corrected CD in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/20/2017: please see attached
09/20/2017: Audit review of revised CD with corrected closing date, check for prepaid interest refund, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300567289	33a31458-a17e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300567313	338c0190-ea62-491f-9f25-1a04887558b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects no Lender Inspection Fee with no resulting Coco for any subsequent disclosures. The final CD reflects a Lender Inspection Fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
9/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
300567843	40e23de3-5099-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #X on the final loan application.
09/18/2017:  Lender provided attestation no HOA dues.  However, XXXX tax return, Schedule E, Statement 8 reflects association dues.  To be conservative, Audit used amount from tax return to calculate DTI.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 115.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 58.15%

300567846	72f51a0d-4b84-43d2-a60e-a0e30b6bd9a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects an Appraisal Report Fee of $XXX and Credit Report Fee of $xx with no resulting Coco for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX and Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final CD.
08/22/2017: Final CD shows a sufficient tolerance cure in the amount of $X,XXX.XX. Loan will be graded a B for all agencies
300567869	bc8df73c-c989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300567869	45ff0b2c-6730-41c9-8c21-6a7388d91ad0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD X days prior to consummation was not provided. The initial CD is dated X/X/XXXX.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/29/2017: Received initial Closing Disclosure and evidence it was acknowledged by Borrower. Timing requirement met. Condition cleared.
300567869	1fa398e2-b864-4c87-9a9c-631b85ab29c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $ X.XX. No Cure.		08/26/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300567869	b36596df-c989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp and State Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
08/26/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300567869	4111f366-df0b-4920-9e4b-fb0a4d1ad31d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX and does not reflect a Verification Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX and a Verification Fee of $XX.XX resulting in a $XX.XX refund due for cure.   Cure provided per lender credit on final CD.
08/26/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300567869	c4e032f1-c989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD is missing payee for Homeowner's Insurance in section F. Provide corrected CD and LOE to the Borrower.		08/26/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300567869	b7eb0f9c-c989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The address of the Real Estate Broker (B) and (S) is missing.  The State License ID of the Settlement Agent Contact is missing.  Provide corrected CD and LOE to the Borrower.
08/26/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300567987	bc55d2e7-909c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.		09/20/2017: Received taxes and insurance. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 12 months reserves. loan qualified with 343.60 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 26.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualifed with FICO of 778

300567987	749b134b-a59c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list the Payee for the Homeowner's Insurance Premium and Property Taxes. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW guides require 12 months reserves. loan qualified with 343.60 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 26.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualifed with FICO of 778

300567991	449b8915-38a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Added 10/03/2017: QM, Lender's guidelines and Lender's approval require verification of all employment covering the most recent 2 years. Missing VVOE for previous job.		10/03/2017: Received verification of previous employment. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves

300567991	6b0a5978-69a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of Loan Flood Certificate was not provided.		10/03/2017: Received satisfactory Flood Cert. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves

300567991	e50fc631-73a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	Guidelines require a VVOE within 10 Business days prior to the note date. The VVOE is missing.	Please see VVOE dated X/XX/XX, which is 10 business days prior to closing, X/XX/XXXX is a holiday (XXXX XXX) and is not included as a business day.	10/03/2017: Received VVOE within 10 days prior to note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves

300567991	5b8bc3ce-35a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Added 10/03/2017: Lender's guidelines, Section 8.2.1, and Lender's approval require 2 years W-2s. Missing XXXX & XXXX W-2s.		10/03/2017: Received XXX & XXX W-2s. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves

300567991	e52d0c97-72a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Missing 2 years signed tax returns. 2 years tax returns are required to verify all income, in order for the loan to be classified as a Qualified Mortgage.	Please find attached XXX/XXX IRS Transcripts. Only W2 wages are reported on the transcripts, therefore, signed tax returns are not required	10/03/2017: Received XXX & XXXX IRS transcripts. Tax returns not required per program guidelines. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves

300568063	745ecae4-470d-482d-9fb6-5192280957a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a final inspection fee and with no resulting CoC for any subsequent disclosures. The final CD reflects a final inspection fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on the funding CD.
08/11/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
300568288	5f6ed11a-489d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	The statement for account #XXXX on final application reflects a deposit of $XXX,XXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	09/29/2017: See attached sale of previous home
09/29/2017: Audit reviewed source for large deposit, and has determined that sufficient evidence, via cancelled checks and Seller CD for sale of previous property, was provided to verify deposit was from existing bank account then transferred to the other account. Wire provided to verify previous property proceeds into said account for transfer. Documentation submitted is deemed acceptable. Condition cleared.

 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	8091f355-479d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
09/29/2017: see attached
09/29/2017: Audit reviewed executed XXXX/XXXX 1065 Returns, and has determined that documentation for the required businesses was submitted PRIOR to consummation. Appendix Q requirement has been met. Condition cleared.

 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	3f959f45-479d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current  Balance Sheet for Business  C, on Schedule E Part II of 2016 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
9/20/17 - After further review it was determined this business was dissolved. Finding rescinded.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	f6f3a64e-479d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing current  Profit and Loss for Business  C, on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage
9/20/17 - After further review it was determined this business was dissolved. Finding rescinded.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	35ef69b5-469d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing XXXX K-1 for business C as listed in Part II of the borrowers XXXX 1040's.	Please rescind this condition. The XXXX returns and K1s show that the business is dissolved.	09/25/2017: Audit reviewed Lender's rebuttal. Both XXXX K-1 & tax return state final. XXXX K-1 not required. Condition rescinded.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	9891e411-b59c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property is in a disaster area and a Property Condition report was not provided.		09/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	8cd033f7-bb9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Written Verification of Employment	Missing written verification of income with the break down of the borrower bonus income for the past two years. Unable to determine 2 year average based on W-2's and pay stub only.
Please clear this condition. It is not a requirement to have a WVOE to use bonus income. It is separate on the paystubs in the file. The UW was able to back into the figures with calculating the annual salary and the rest being allocated for bonus
09/25/2017: Audit reviewed Lender's rebuttal and agrees. Neither Lender's guidelines nor QM require a written verification of employment. Condition rescinded.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	080aa98d-ba9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI exceeds Lenders maximum DTI of XX% with audit review of XX.XX% DTI. Due to miscalculation of income. Lender did not include negative income from all self employed sources and properly document bonus income.
															Can u please supply me with your breakdown of income and debts for the above condition?	09/25/2017: Audit reviewed original loan file and recalculated income and business losses. DTI XX.XX%. Condition cleared.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300568288	f4e03211-479d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing XXXX 1065 for business C as listed on the borrowers XXXX 1040's.	Please rescind this condition. This business dissolved in XXXX, so having the XXXX documentation would not be necessary as the business is no longer in existence and not being used.	09/25/2017: Audit reviewed Lender's rebuttal. Both XXXX K-1 & tax return state final. XXXX return not required. Condition rescinded.
 Years on Job UBorrower has 6.42 years on job; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 763.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300571449	5f71b597-6c83-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the prior residence owned on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.
08/22/2017: Audit located Settlement Statement in original loan file. Property was sold in XXXX. Condition rescinded.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	1a4b4e1c-7983-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX
08/21/2017:  I’ve been noticing this condition come up recently on a few of the files. Some were cleared automatically without us providing anything, but I find it odd that it is coming up at all since this should be resolved with the Final Title policy. Many Title companies do not reflect the loan amount on the Prelim, but there should always be our Lender’s Closing Instructions in file to indicate this information.
08/22/2017: Not required by Client. Condition rescinded.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	4033e432-e182-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement and XXXX P&L Statement for Schedule C Business on Schedule C-EZ of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
08/24/2017: Received XXXX and YTD XXXX P&L Statements. Condition cleared.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	43da40a9-b91e-4543-b722-b161ab572b15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS ID of the Mortgage Broker is missing. Provide re-disclosed CD and letter of explanation.	08/21/2017: PCCD and Letter
08/21/2017: Audit review of missing Lender or Broker NMLS ID in the CD Contact Information section was corrected on the revised CD.  Notification to borrower sent via e-mail. The client has adopted SFIG guidance. Loan will be rated a 'B' for all agencies.

 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	c86994bc-5983-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, The Natural Hazard Disclosure Fee in section H of the final Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
08/17/2017: Breach deemed non-material. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	42a4eb6e-d182-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXX Balance Sheet and XXXX Balance Sheet for Schedule C Business on Schedule C-EZ of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
08/24/2017: Received XXXX and YTD XXXX Balance Sheets. Condition cleared.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	d150eedc-6b83-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Non-Arms Length Transaction
Documentation provided in the loan file indicates the borrower’s in laws are representing the borrowers in the purchase.  The buyer/borrower agents are the co-borrower’s sister in laws. This relation was  disclosed  making the loan a Non-Arms Length Transaction.  Lender exception in file.
															Please advise what is needed to address this condition. It is unclear what is being required.	08/25/2017: Audit acknowledges the client approved exception for a Non-Arms Length Transaction. Loan will be rated a B.08/22/2017: Pending Client exception review
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	d27acfa9-3935-4f4d-b1bb-9be137804acc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	Broker and Lender Affiliated Business Disclosure not provided in file.	08/21/2017: No Affiliates
08/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571449	2e11cc9d-5883-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		08/17/2017: Breach deemed non-material. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 774. ; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 356 months reserves.

300571479	0c380846-a93f-4fdc-9115-0a9693987d68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		08/12/17: Out of scope.
300571479	203fe38c-977f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $X to meet XX% threshold.  Cure provided per lender credit on final CD.
08/12/2017: Final CD shows a sufficient tolerance cure in the amount of $7. Loan will be graded a B for all agencies.
300572418	e26bd564-9989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 737

300572418	31e27cc2-70e8-4a06-9570-9ff0cc8dbadf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure for Lender and Broker.	09/06/2017: NO AFFILIATES
09/06/2017: Audit reviewed the Lender attestation, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 737

300572418	46ec703f-d789-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F of the final Closing Disclosure does not list the payee for the Homeowner's Insurance Premium and does not list the government entity for the Property Taxes. Section H of the final CD does not list Payee for the Utility Transfer Fee. Provide corrected CD and LOE to the Borrower.
09/06/2017: The PCCD was already previously uploaded as a trailing doc on X/XX/XXXX Including it here again to expedite. Please kindly waive this condition.
09/06/2017: Audit review of revised CD includes all payees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 737

300572418	f5582294-ce8d-49cd-998f-1da8f4a583ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	09/06/2017: The PCCD was already previously uploaded as a trailing doc on X/XX/XXXX Including it here again to expedite. Please kindly waive this condition.
09/06/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 737

300579901	0660144e-acdd-435e-8e03-fc08b7d3172d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker or verification there are no affiliates.
Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Client, which includes service providers that are affiliated to brokers and non-delegated correspondents. Please see attachment. Waiting   ? 1 ?
08/09/2017: Received attestation no affiliates. Condition cleared.
300579901	27374ede-2a53-407a-94de-332e38d588bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															A flood certification attestation was provided on page XX/XXXX of the closing package. Please waive this condition.	08/09/2017: Audit reviewed Lender's rebuttal and agrees. The flood cert attestation was provided in the original loan file. Condition rescinded.
300579901	0f49e8eb-451e-4bba-b03f-ab294c3b99d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the Home Warranty Fee in Section H of final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.
08/09/2017: Received explanation letter and post consummation CD adding service providers. Condition cleared. Loan will be rated a B.
300579907	ed2fe8a1-d88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $50 and a Flood Certification fee of $8 with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $63 and a Flood Certification of $18 resulting in a $23 refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/29/2017 - Cure provided per $XX lender credit on final CD. Issue cleared-Loan will be graded a B
 Full Documentation Loan is a Full Documentation loan; FICO is higher than guideline minimum 720 FICO required, loan qualified with a FICO of 780; DTI is lower than guideline maximum Maximum DTI is 43%, Loan qualified with DTI of 29.07%

300579907	6f887434-da8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		08/31/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Full Documentation Loan is a Full Documentation loan; FICO is higher than guideline minimum 720 FICO required, loan qualified with a FICO of 780; DTI is lower than guideline maximum Maximum DTI is 43%, Loan qualified with DTI of 29.07%

300579907	0659bd80-da8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX which includes XXX% replacement cost.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.
09/15/2017: cost estimator09/11/2017: LOX
09/15/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.09/11/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal "Total Estimate of Cost New" in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.

 Full Documentation Loan is a Full Documentation loan; FICO is higher than guideline minimum 720 FICO required, loan qualified with a FICO of 780; DTI is lower than guideline maximum Maximum DTI is 43%, Loan qualified with DTI of 29.07%

300579912	2fa3cc3a-2da2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
Missing Corrected Final Title Policy: Recorded Mortgage is dated X/X/XXXX and was executed and notarized on X/XX/XXXX by Borrower and Non-borrower spouse. The Non-Borrower Spouse is not shown on Final Title Policy dated X/XX/XXX.

Property is located in MO, homestead state. The non-applying spouse does not need to take title to the property, but must sign the deed of trust. Please review section 26 of deed of trust where the borrower waives all homestead exemptions to the property.
09/28/2017: Audit reviewed Lender's rebuttal and agrees. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300579912	cf290ea1-d89f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing the hazard insurance declaration.		9/27/2017: Received hazard insurance certificate reflecting sufficient coverage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300579912	b5cb6738-05a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool Supporting Documentation	Missing complete Fraud Tool Report (File has only top page)		09/27/2017: Fraud report provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300579912	baaddfd3-1444-4726-a56e-94245f485f88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow account disclosure.		09/27/2017: Audit located escrow disclosure on page XXX of the original loan file. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300579912	ad7cddaa-d89f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Final application for the subject transaction was not provided.		09/27/2017: Received executed final 1003. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300579912	2dfb99b2-d89f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment		09/27/2017: Received VOE dated within 10 business days of note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96.5 months reserves

300581397	7ef737d3-bc98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #X on the final application not provided. Additional conditions may apply.	09/18/2017: please see attached information that gives tax info	09/18/2017: Audit reviewed Property Detail for REO #X, and has determined that the documentation submitted reflects property tax information and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.78%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

300581397	528c440b-fb2f-411b-bfe0-4c19c2e7b8cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The funding CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
09/13/2017: A RESPA Credit Report charge cure on the final and funding CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.78%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

300581444	d62a11c5-eb88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy reflected dwelling coverage of $X,XXX,XXX (which includes $XXX,XXX Replacement cost). The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage of $XX,XXX. A cost estimator from the insurer was not provided.
09/01/2017: Base Dwelling coverage: $XXX,XXX Increased Dwelling Coverage: $XXX,XXX Dwelling Extension: $XX,XXXTotal dwelling coverage: $X,XXX,XXX
09/01/2017: Audit reviewed updated Hazard Insurance Declaration page, and has determined that a Dwelling Extension (XX%) for $XX,XXX was added to the policy, effective before Disbursement date. Base Dwelling coverage is $XXX,XXX plus Increased Dwelling Coverage of $XXX,XXX plus Dwelling Extension of $XX,XXXfor a total dwelling coverage of $X,XXX,XXX. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; Years on Job Borrower has 26 years on job; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 35.70 months reserves

300581444	e1612dab-e20a-4e20-b2e9-7ddbe6bcb8ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing		08/30/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; Years on Job Borrower has 26 years on job; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 35.70 months reserves

300581444	0b9c9072-0289-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; Years on Job Borrower has 26 years on job; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 35.70 months reserves

300581444	283c9327-e3f2-464b-a98d-8799f83ffc03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Verified assets total $XXX,XXX, less XX months (subject) reserves $XXX,XXX, less funds required to close $XXX,XXX = ($XX,XXX) deficit reserves.		08/30/2017: Audit recalculated reserves using XX% of 401k account. Borrower has sufficient reserves. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; Years on Job Borrower has 26 years on job; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 35.70 months reserves

300581449	9f9c1c51-388f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount of $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.
09/20/2017: please see attached 09/07/2017: Please rescind this condition. Please see the attached insurance policy that states it has 100% replacement cost, which is acceptable per our guidelines.
09/20/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.09/07/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "XXX% replacement costs", the replacement cost coverage would only cover up to XXX% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760

300581449	9696f642-298f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Documentation Prep fee was disclosed in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fee should be listed in section B of the CD.  Provide corrected CD and LOE to the borrower.
															09/11/2017: please see attached	09/11/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760

300581449	80f3cd65-938e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in the loan file.		09/05/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760

300581449	61c98451-da19-48bc-b3cc-438b94e39e4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and letter of explanation to the borrower.	09/11/2017: please see attached	09/11/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760

300581449	5709cd41-938e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and letter of explanation to the borrower.	09/11/2017: please see attached	09/11/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760

300581460	ebb1db01-aa89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	The borrower's FICO score is XXX, the minimum required is XX.		08/29/2017: Audit reviewed lender's guidelines. Minimum credit score is XXX. Borrower credit score is XXX. Condition rescinded.
 Years in Field The borrower has been in the same field for 17 years; No Mortgage Lates Over 47 months reviewed with no late payments; DTI is lower than guideline maximum The borrowers DTI is 35.65%, which is lower than the 43% maximum allowed

300581460	adf86bdc-768a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	XX.XX < XX.XX minimum months required reserves. The file is missing verification of third asset listed on the loan application.		08/29/2017: Audit reviewed lender's guidelines. Required reserves are X months. Verified reserves XX.XX months. Condition rescinded..
 Years in Field The borrower has been in the same field for 17 years; No Mortgage Lates Over 47 months reviewed with no late payments; DTI is lower than guideline maximum The borrowers DTI is 35.65%, which is lower than the 43% maximum allowed

300581460	59eb1f8f-a989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	Missing asset statement for the third asset listed on the loan application.	09/01/2017: XXXXX 401k Statement	09/01/2017: Audit reviewed the Asset Statements within the loan file, and has determined that the statement reflects XX/XX - XX/XX/XXXX and is deemed acceptable. Condition rescinded.
 Years in Field The borrower has been in the same field for 17 years; No Mortgage Lates Over 47 months reviewed with no late payments; DTI is lower than guideline maximum The borrowers DTI is 35.65%, which is lower than the 43% maximum allowed

300581460	0310e3a1-ae6a-419e-892a-aad467e8dbfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
08/26/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 Years in Field The borrower has been in the same field for 17 years; No Mortgage Lates Over 47 months reviewed with no late payments; DTI is lower than guideline maximum The borrowers DTI is 35.65%, which is lower than the 43% maximum allowed

300581463	520d8b19-8fd3-4410-8c3b-69f057bea1aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															CD sent via edelivery on X/XX/XXXX. viewed by Borrower on X/XX/XXXX. Please see supporting documentation attached.	09/22/2017: Received evidence borrower acknowledged initial CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.10 months reserves

300581463	91bff2a8-279e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a -X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.10 months reserves

300581463	1a3df7de-ce9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing June account statement and terms and conditions of withdrawal for the borrower's retirement account.  Only May account statement was provided.
															Please see attached asset calculation. sufficient funds have been verified to cover down payment, reserves, and closing costs using the XXXX account	09/22/2017: Audit reviewed lender's rebuttal and removed 401K account from asset calculation. Sufficient cash to close and reserves verified. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.10 months reserves

300586941	3569e8b4-14bc-4a6a-8e92-37bd80e4e074	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration Date.		08/30/2017: Received explanation letter and post consummation CD correcting disbursement date. Condition cleared. Loan will be rated a B.
300588086	87f646fc-0997-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing XXXX business tax returns	09/20/2017: Extension	09/20/2017: Audit reviewed the 7004 Extension for XXXX 1120S Returns, and has determined that the XXXX Profit & Loss and XXXX Balance Sheet were provided within the loan file. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 85 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 82 months payment history with no late payments reported

300590705	113ca691-be8a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA not provided in file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300590732	da065e5a-5bbc-405e-a880-41c93c579a96	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/16/2017: This is deemed non-material. The loan will be rated a B for all agencies.
300590738	dcec5697-2593-45da-8fd3-ea79b541b644	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated (XX/XX/XXXX) indicates the Estimated Taxes, Insurance as ($XXX.XX) a month vs. the calculated value of ($XXX.XX) a month. The lender used the incorrect amount of $XXX.XX for the taxes, vs. the actual amount of $XXX.XX
925/2017:This finding is deemed not material. Loan will be graded a B for all agencies.
300590738	606a8b6f-ffa1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report missing		09/26/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300590858	1f5122a6-0289-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590858	af7e5231-0189-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s/co-borrower's business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

09/27/2017: see attached approval from XXXX 09/15/2017: see attached exception request09/14/2017: please see attached request to rescind this condition09/06/2017: Please rescind this condition as previously requested. Our guidelines were sent and are here again. The guidelines do not say “AND.” If you are unable to rescind this please escalate this to management and/or the client.- see attached08/29/2017: This is not a valid error. Per our guidelines (see attached), in addition to the verification of existence of business from a third party such as CPA letter, VOE with CPA or regulatory agency/license bureau – we are also able to accept a listing and address of the borrowers business using an internet search, which was completed and in the file prior to closing. Please see attached business search for listing (address and phone number) for business. please rescind

09/27/2017: Audit acknowledges the client approved exception for 3rd party verification. Loan will be rated a B.09/20/2017: Escalated to Compliance for Appendix Q review. 09/20/2017: e-mailed ADM, please advise09/15/2017: Audit reviewed the Lender Rebuttal, and has determined that the evidence provided does NOT satisfy Appendix Q, as well.  Without a pre-loan consummation VOE, we cannot validate the QM requirements for 2 year employment history to verify no gaps greater than 30 days from consummation. Condition remains.09/14/2017: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated IVR3 at this time.09/14/2017: Re-requested Investor guidance on said issue of VOE. 09/06/2017: Escalated to Investor for further review.08/29/2017: Audit reviewed the Lender Rebuttal, and has determined that a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau AND listing and address of the borrower’s business using a telephone book, Internet, or directory assistance are required within 30 calendar days prior to the note date. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590858	b5c2fd75-0189-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. The file contains a non executed estimated Settlement Statement.
08/29/2017: see attached
08/29/2017: Audit reviewed the Certified True Copy of the Seller's Settlement Statement with regards to the departure residence, and has determined that sufficient proceeds were netted. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590858	9544bd65-9089-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
08/29/2017: Received executed LE. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590858	14ccd5cb-f5bb-4c48-9b94-767666f77da8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
08/25/2017:  A Post Close CD provided in the file reflects government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590858	10b6123e-b12d-4657-93a5-a6c9936b6272	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is blank and missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		08/25/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 44 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed

300590859	20070923-bc9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The 2nd 1/2 Town/School Tax in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300590859	899fd178-b4ba-4fe8-a30c-d6a1200349c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City/County Tax/Stamps in section E of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300590859	10f9d31a-af9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/20/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300590876	cf5052e4-f2ce-4eed-a3ed-6632b893eb01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
09/05/2017: COC
09/05/2017: Audit reviewed evidence (COC) of loan amount change from $XXX,XXX to $XXX,XXX, and has determined that the loan amount change did not result in an increase in fees that would requires re-disclosure if the increase was above tolerance.  Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	2bfeb4bf-9443-47ce-9ef8-2fa2b0324348	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial X business days prior to consummation.
09/05/2017: Initial CD with evidence of receipt
09/05/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least X days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	6304e066-d089-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XXX,XXX coverage shortfall and therefore a Cost Estimator must be provided.
09/05/2017: Estimated cost to rebuild
09/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	36380508-d189-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the service provider and government entity.  Additionally, the Natural Hazard Disclosure fee is paid to Other and missing the actual name of the service provider.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	ba58a3f5-d089-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp and County Tax Stamp in section E of the final Closing Disclosure are missing the government entity. Provided corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	a2be53ca-ce89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	301274f9-0bbd-4ef6-be07-19cdb7e2b82d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender's Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/05/2017: Affiliated business LOE
09/05/2017: Audit reviewed the Lender attestation, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of XX/XX/XXXX, no longer has any affiliates. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590876	e8fb9762-ce89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for the departing residence listed on the final loan application.	09/05/2017: HOA dues	09/05/2017: Audit reviewed evidence of HOA dues for the departing residence, and has determined that the monthly dues is $XXX. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported; Years in Field Borrower has 10 years in Field

300590884	4f752832-a11e-45b2-85ff-f3e7fedb7890	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount fee of $XXXX with no resulting COC for any disclosures.  Final CD reflects a Discount fee of $X,XXX.XX for a variance/refund required of $X.XX.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the borrower.
08/25/2017: pccd
08/25/2017:  Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. 08/22/2017:  A RESPA Discount fee charge cure of $X.XX was on the final CD.  The cure is $X.XX short. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707

300590884	0ddc06ff-5387-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement. The Rate Lock Agreement in the loan file is for float to Lock Option only.		08/24/2017: Audit reviewed original loan file and located rate lock. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707

300590884	dd61509d-5287-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
08/25/2017: Letter of Explanation
08/25/2017: Audit reviewed e-signed CD, as well as the electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707

300590884	0d139e79-5487-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines required an executed 4506-T at application and closing. Executed 4506-T at application not provided for the borrowers.		08/24/2017: Received 4506-T, executed at application, for both borrowers. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707

300590900	81f4ffd8-ef14-4517-9c1a-6a1ba8bf26bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold:  Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points

As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be X.XXXX%.  See attached rate sheet. As the par rate is within X% of the APOR of X.XX%, the discount points are bona fide and can be excluded from QM.

08/23/2017: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.08/17/2017:  Audit reviewed the Lender Rebuttal, and has determined that evidence via Price Sheet, Price adjusters and Broker Paid Compensation is required to determine if points are Bona Fide. There is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

300590900	cef1c718-0881-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/15/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300590902	b50b325b-2f9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		9/25/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300590902	30440bc9-11a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception	Loan documents indicate subject property as XXXX XXXX, the CDA provided indicates XXXX XXXX. An address affidavit from the settlement agent indicating addresses are one in the same is required.
09/28/2017: Please see the Plat Map on the appraisal on the upload - page 54. This shows the street name as XXXXXX. Since the CDA is provided by Investor, they needs go back to CDA to confirm the street name listed on the CDA.

09/28/2017: Audit reviewed the Lender Rebuttal, and has determined that XXXX confirms the only the address under that street name reflects as "XXXXXX" for area Zip Code. CDA APN matches the Appraisal. Condition rescinded.

300590902	29c5f284-95d2-4090-9b13-a0225ebf95bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Incorrect Disclosure Services Section B: The Credit report and Flood Cert fees in section B of the Final CD reflect “reimburse” to the broker but do not reflect the name of the payee.		09/21/2017: A post Close CD reflect the Credit report and Flood Cert payee names. Condition cleared. Loan will be graded a B for all agencies.
300590908	5dda773f-0e97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The Property is located in a FEMA declared disaster area with no inspection for a post incident date.		09/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300590910	4ce3a077-d79e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The Blanket/Master hazard insurance declaration for the subject property was not provided.
09/26/2017:  Received acceptable master insurance.  Condition cleared.09/26/2017:  Document provided is an insurance binder with an expiration date prior to the note date.  It is an individual policy, not a master policy.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	08e5f40d-da9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing YTD and XXXX P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.		09/25/2017: Received CPA letter verifying no income for Schedule C in XXXX or XXXX and no P&L loss and no balance sheet to provide. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	3dcbcd17-dc9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax/Stamps and transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	8c9164a0-d79e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing XXXX K-1's for Business A on XXXX Schedule E Part II.
09/09/2017: Audit consulted with management, and has determined that the entity in question has positive income (none used to qualify) with the borrower ownership of only X.XXX%. No Appendix Q issue. Condition cleared.   09/28/2017:  Pending Client exception review09/26/2017:  Received extension to file XXXX person tax returns.  Please provide XXXX K-109/26/2017:  Received XXXX & XXXX K-1s for Business A.  These were provided in the original loan file.  Missing XXXX K-1.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	3ae1255b-dd9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing		09/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	3800499c-eba2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Added 09/26/2017:  Received extension to file XXXX personal tax returns.  Balance due IRS is $XXX,XXX.  Evidence this was paid is not provided in file.  Deducting this amount from current bank balances results in insufficient reserves.  X.XX months' reserves < X months' reserves required.  Please provide evidence of payment.
09/27/2017: Received evidence of payment. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	4766573a-029f-4f5a-bf1d-610058a5504d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Evidence of borrower's receipt of initial CD X days prior to consummation was not provided. The initial CD is missing.
09/26/2017:  Received initial CD.  Timing requirement met.  Condition cleared.09/26/2017:  Tracking history reflects the initial CD was sent and acknowledged XX/XX/XXXX.  The CD dated XX/XX/XXXX was not provided in the original loan file.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	d58b5260-dc9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Section B of the final Closing Disclosure reflects the Collateral Desktop Analysis Fee and Project Questionnaire fees payable to the lender. Missing the actual payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	081127f6-d99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing a XXXX and XXXX Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/25/2017: Received CPA letter verifying no income for Schedule C in XXXX or XXXX and no P&L loss and no balance sheet to provide. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590910	32b830cd-ec9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Home Owners Association Certificate/Questionnaire	Homeowners Certification/Questionnaire not provided. Additional conditions apply.		09/26/2017: Received acceptable Condo Questionnaire. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 119.30 months reserves ; FICO is higher than guideline minimum UW Guides require FICO 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76%

300590915	b9ff2c4c-ad54-40f8-aee6-6af5af8d7873	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
09/01/2017: Post Close CD in file reflects borrower shopped title services moved to Section C. Loan will be graded a B for all agencies
300590915	b731fa21-328f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX with extended replacement cost coverage of XXX% for total coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
09/12/2017: COST ESTIMATOR FROM INS COMPANY
09/12/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

300590978	2bb2cd2f-9792-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing initial CD and evidence of delivery > 3 days prior to consummation.	09/11/2017: please see attached CD with disclosure history
09/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590978	8d7f2e64-9792-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing loan estimate reflecting terms of the rate lock and evidence of delivery within 3 days of lock.	09/11/2017: please see attached, please rescind this condition as it was included in the loan package
09/11/2017: Audit reviewed another finding with evidence of initial CD dated within 3 days of Rate Lock Confirmation, therefore no LE is required. Initial LE provided within the loan file is deemed acceptable. Condition rescinded. 09/11/2017: Audit reviewed the LE dated XX/XX/XXXX, as well as the Rate Lock Confirmations dated XX/XX/XXXX, and has determined that a LE is required to be provided within 3 days of changes. The Disclosure History within the loan file reflects the incorrect borrower. Provide Disclosure History to verify LE and CD's disclosed. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590978	7501103f-5b8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing the signed XXXX 1040 tax return. Signed tax returns are required for self employed borrowers in order for the loan to be classified as a Qualified Mortgage.	09/14/2017: please see attached signed page	09/14/2017: Audit reviewed executed XXXX 1040 signature page, and has determined that the document was dated PRIOR to consummation and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590978	a550ad49-5e8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Incomplete 1003	The final 1003 is missing the asset and liability section.
09/14/2017: There was a computer glitch that did not print the information. Since the information would be the same as the initial signed application we are asking if you can make an exception and waive this condition.

09/15/2017: Audit acknowledges the client approved exception for incomplete Final 1003. Loan will be rated a B.09/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the Lender Guidelines require the final loan application to be signed by the borrower and must include all income and debts verified, disclosed, or identified during the mortgage process. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590978	7dd22d1d-5b8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement	Missing HELOC Closeout Letter.	09/14/2017: please see attached
09/14/2017: Audit reviewed executed Letter of Authorization, and has determined that the document states that the referenced credit line account be closed. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590978	8b2b3c17-de7d-4b83-bf5f-e2039b30e8b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX. The lender credit decreased to $XXXXXX on the final CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXXXXXXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

09/14/2017: The difference is due to the X/X/XX COC to lower the appraised value which resulted in increased LLPAs which lowered the lender credit. See related COC and lock confirmation in the loan file. See attached CD.

09/14/2017: Audit re-analyzed loan file, and has determined that the COC (XX/XX/XXXX) within the loan file reflects Appraisal Value decrease, along with the Rate Lock Confirmation (XX/XX/XXXX) with adjustments. Initial CD (XX/XX/XXXX) was e-signed by both borrower's with adjustments. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.25%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

300590984	b13419ee-ad96-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain condo hazard coverage	The hazard insurance declaration for the subject property's Condo Association was not provided.		09/13/2017: Received evidence of master insurance. Condition cleared.
 Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%

300590984	d7d2b974-ad96-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		09/13/2017: Received acceptable condo questionnaire. Condition cleared.
 Disposable Income is higher than guideline minimum loan qualified with $XXX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%

300590984	49aeb499-ad96-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Subject is in Flood Zone AO. Flood insurance is required.	09/18/2017: Letter of Explanation
09/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the Master Flood Insurance is sufficient with $XXX,XXX per unit.  Flood Insurance covers the building of subject property. Condition cleared. 09/13/2017:  Received master flood policy.  Coverage is $X,XXX,XXX with replacement value of $X,XXX,XXX, a shortfall of $XXX,XXX.  The master policy reflects X units and the condo questionnaire reflects X units.  Condition remains.

 Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%

300590987	3d92599a-f693-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Guidelines require a VVOE within XX business days prior to the closing date.  The VVOE for the borrower is greater than XX days prior to the closing date.  Additionally, the VVOE for the co-borrower's current and previous employer are both greater than XX days prior to the closing date.
09/12/2017: VOE
09/12/2017: Audit reviewed the VOE documentation submitted for the borrower and co-borrower, and has determined that the documentation provided was within XX days prior to the Note date. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300590987	aa436fcc-819a-4d7e-883b-2ae721844ab5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax Stamp - Deed in section E of the final Closing Disclosure is missing the name of the government entity. Provided a corrected CD and LOE to the borrower.		09/15/2017: Received explanation letter and post consummation CD reflecting government entity in Section E. Condition cleared. Loan will be rated a B
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300590987	e4722bef-1b5a-486b-bc5b-9f5212075912	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.		09/06/2017: This is deemed non-material and only missing for initial LE which meets mailbox rule. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300590987	da7a7221-f993-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file.  The Flood Certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/18/2017: itemization
09/18/2017: Audit reviewed the itemization provided, and has determined that sufficient evidence was provided that Lender paid the Flood Certification Fee. The client has adopted SFIG guidance. Loan will be rated a B.   09/15/2017: Received explanation letter and post consummation CD reflecting Flood Cert fee of $XX added to borrower costs in Section B.  However, the explanation letter states "added flood cert fee lender paid in the amount of $XX".  Please correct either the explanation letter or move the Flood Cert fee to paid by others column.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300590987	da5d3ea7-70a1-49fe-a702-2b6eecf3cd85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such	09/12/2017: ABD	09/12/2017: Audit reviewed the Affiliated Business Disclosure dated within X days of Application date, however said document was not executed by the borrower. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.51%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771

300591437	e551a6fa-386e-4b2b-bded-9d189e35876d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.		09/16/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	ec3ad69f-539a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident was not provided.	09/19/2017: Please provide clarification as to what is needed to clear this condition. Appraisal was completed on XX/XX/XXXX. Unsure of what FEMA declared disaster is being referenced.
09/19/2017: Audit consulted with Securitization, and has determined that the subject property was NOT included in the fire related incident. These fire related events are reviewed on a case by case basis, and if it appears that numerous structures were impacted then further inspections will be required. Condition cleared.  09/19/2017: Escalated to Securitization for review of zip code, as not on FEMA Disaster spreadsheet

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	d176bcca-10a6-402a-9f0b-c614ca2c27ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XXXX% versus actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.		09/16/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	a013a351-809a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/16/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	3cd82bb7-7f9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Closing disclosure document error; The property taxes and Homeowners Insurance Premium in section F of the final closing disclosure is missing the payee. Please note that an explanation to the borrower is required.
09/16/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	f6849bf4-de9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX plus extended coverage $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
09/19/2017: Repl Cost Estimator from Ins Co.
09/19/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	d2acbf2f-7f9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The funding cd reflects a disbursement date of XX/XX/XXXX: The funding documentation in file reflects a disbursement date of XX/XX/XXXX; please provide evidence of corrected closing disclosure along with a letter of explanation to the borrower; additional conditions may apply
09/19/2017: PCCD and Letter
09/19/2017: Audit reviewed Post Funding CD with corrected Disbursement date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591437	96a04cd6-df9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
The final closing disclosure reflects a disbursement date prior to expiration of right to cancel period. The X day rescission period was not provided. Please provide evidence when the loan disbursed ie..copy Of internal screen shot showing the funding/disbursement date. If the Funding CD was not provided, please provide. If there has been an error reported on the CD, please provide an updated CD along with a copy of the notification of the error. Additional conditions may apply.
09/19/2017: PCCD and Letter
09/19/2017: Audit reviewed Post Funding CD with corrected Disbursement date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 42 months reserves; LTV is lower than guideline maximum UW Guidelines require 75% LTV, loan qualified with LTZV of 53.09%

300591438	7948d92d-7cc3-4818-87ee-a88d629f63eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/07/2017: Post Close CD reflects government entity. Loan will be graded a B for all agencies.
300591438	229ef565-f5d9-42c8-8ed2-0c1c41eb8a81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

09/21/2017: As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be 4.500%.  See attached rate sheet. As the par rate is within 1% of the APOR of 4.01%, the discount points are bona fide and can be excluded from QM.

09/21/2017: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300591466	1a73c764-8999-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years Self Employed Borrower has 35 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 127.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 41 months payment history with no late payments reported

300591466	b4b185c6-a099-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for CD dated XX/XX/XXXX as the loan amount changed from $XXX,XXX to $XXX,XXX and the rate has increased from X.XXX% to X.X%. The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
															09/18/2017: COC	09/18/2017: Audit reviewed COC reflecting valid changes along with Corresponding LE, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 35 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 127.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 41 months payment history with no late payments reported

300591466	761ae1b0-1371-4675-a502-7c4410353608	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
09/14/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies.
 Years Self Employed Borrower has 35 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 127.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 41 months payment history with no late payments reported

300591466	ac36a0a6-5b99-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain condo hazard coverage	Missing master condo policy.	09/19/2017: Master Policy
09/19/2017: Audit reviewed Master Condo Policy, and has determined that the documentation submitted is deemed acceptable. Evidence of sufficient coverage for subject property was provided. Condition cleared.

 Years Self Employed Borrower has 35 years Self Employed; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 127.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 41 months payment history with no late payments reported

300591488	b02a8d22-62f9-4c19-ac1a-82f10c7d4a26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial and subsequent Loan Estimates dated X/XX/XXXX, X/XX/XXXX, X/XX/XXXX and X/XX/XXXX were not provided along with corresponding CoC's.		09/28/2017: Received all Change in Circumstance forms. Condition cleared.09/26/2017 Loan Estimates received, however, corresponding CoC's were not received.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	d35671a7-2f9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section B of the final Closing Disclosure reflects the Collateral Desktop Analysis Fee payable to the lender, missing the actual payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	89d46b89-113d-4c61-9719-1de9d8e1e7fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was not provided.		09/26/2017 ABD received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	5ce900ad-749d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust with borrower's signature was not provided.		09/25/2017: Received executed Deed of Trust. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	f62b3b33-749d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		09/26/2017 Hazard Insurance Declaration received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	09a55470-2d9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for both borrowers.		09/26/2017 Verbal Verification of employment received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	f0144137-2e87-4478-a463-7025965ed43f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was not provided.		09/26/2017 HUD Homeownership Counseling Disclosure received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	c3744c0b-719d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	37bfbfbf-729d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing flood certificate	Life of Loan Flood Certificate not provided.		09/26/2017 Flood Certificate received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	a49e2aee-2d9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																09/26/2017 Third Party Fraud Tool received. Condition cleared.			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	aae8d2b3-739d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Purchase Contract	All pages of the purchase contract were not provided.		09/26/2017 Purchase Contract received. Condition cleared			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591488	b3cb1a35-739d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's/Co-Borrower's income be documented with the most recent YTD paystub and W-2s from the most recent 2 years.  The loan file contains no income documentation.  Copies of the Borrower's/Co-Borrower's income documents are required to fulfill guidelines and QM requirements.
																09/26/2017 Income documents received. Condition cleared			FICO is higher than guideline minimum UW Guides with FICO of 680, loan qualified with FICO of 743; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%
300591492	baa921a0-b899-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at 10%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold

09/22/2017: The borrower chose the title co from the Written List of Service Providers so thus the title fees are subject to XX% tolerance along with the recording fees. The total XX% tolerance fees increased less than XX% (X.XX% - $X,XXX on the initial LE vs $X,XXX.XX on the final CD) so there was no XX% tolerance violation.

09/22/2017: Audit concurs with the Lender Rebuttal, and has determined that the LE fees with XX% tolerance are $X,XXXX vs $X,XXX on the final CD. Therefore, no tolerance violation. Condition rescinded.

300591563	d27f6021-648e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/07/2017: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300591563	2a67c127-feb4-4832-b796-6ce22fff1557	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The Final CD shows the payment amount as $X,XXX.XX (P&I of $X,XXX.XX plus estimated escrow of $XXX.XX), the calculated payment amount is $X,XXX.XX. The lender failed to include the Estimated Escrow of $XX.XX for hazard insurance. Provide corrected information, LOE and Proof of Delivery.
09/08/2017: PCCD
09/08/2017: Audit review of revised CD reflects corrected actual calculated values for Estimated Total Monthly Payment, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and delivery evidence was sent via e-mail to borrower. Loan will be rated a Fitch B.

300591563	bbdcf646-4afd-4806-afe1-424c4f16170a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The Final CD shows the payment amount as $X,XXX.XX (P&I of $X,XXX.XX plus estimated escrow of $XXX.XX), the calculated payment amount is $X,XXX.XX. The lender failed to include the Estimated Escrow of $XX.XX for hazard insurance. Provide corrected information, LOE and Proof of Delivery.
09/08/2017: PCCD
09/08/2017: Audit review of revised CD reflects corrected actual calculated values for Estimated Escrow in the Projected Payments section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and delivery evidence was sent via e-mail to borrower. Loan will be rated a Fitch B.

300591563	39f42e1b-97bb-46fd-acaf-0eecb0dac83f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
Late charge fee is X.X%. XXXX XXXX Lenders may charge a late payment charge of up to X% of the amount of the payment past due, if the payment is at least 15 days past due. The late payment charge may not be imposed more than once with respect to a single late payment. [XX. Gen. Stat. § XX-XX.]
09/05/2017: Audit reviewed Lender's rebuttal and agrees. Not a valid finding for XXXX loans. Condition rescinded.
300591681	20a54ab6-ebe7-4750-bec6-a82584aaaea7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	09/14/2017: please see attached
09/14/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300591681	2763cdb1-e561-47e5-be28-160f02d7ecfe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure reflects the payee as the lender and is missing the name of the service provider.  Additionally, the Title – Closing Protection Letter, Title – Premium For Lender's Coverage and Title - Settlement Or Closing Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the borrower.

09/22/2017: please see attached09/14/2017: Please rescind this condition, Borrower chose the title service provider on the WLSP so the title fees are correctly in Section B. Also the Appraisal Fee payee on the final CD is the service provider

09/22/2017: Audit review of revised CD includes corrected payee for Appraisal Fee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 09/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the Final CD - Section B "Appraisal Fee" is paid to the Lender NOT the Appraisal Company. Provide revised CD, Notification of error to borrower and evidence of shipment. Condition remains.

300591681	192a52c1-728e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/05/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300591684	1c6b1388-2098-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F is missing the name of the insurance company the payment is to be made to and to whom the property taxes are being paid too.		09/13/2017: Finding deemed non-material and will be graded a B for all agencies.
 Full Documentation Full Documentation loan ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months: credit report verifies 99 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 28.80%

300591684	2d55573f-7f98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	Missing AUS results. Feedback report required per lender guidelines prior to Jumbo underwriting.		09/14/2017: Received AUS results. Condition cleared.
 Full Documentation Full Documentation loan ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months: credit report verifies 99 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 28.80%

300591684	4563c8e6-7e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain 3rd party verification of employment	For salaried borrowers: Guidelines require a VVOE within XX business days prior to the note date. The VVOE is greater than XX days prior to note date for the co-borrower.	Per QM guidelines, VVOE was done XX days prior to note date	09/21/2017: Audit acknowledges the client approved exception for co-borrower VVOE not within 10 business days prior to the note date. Loan will be rated a B.09/14/2017: Pending Client exception review
 Full Documentation Full Documentation loan ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months: credit report verifies 99 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 28.80%

300591684	42443ada-2098-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title Closing Fee and the Title Tax Search Fee are reflected in section B of the final Closing Disclosure . The borrower shopped for their own title service provider and did not use the provider on the WLSP. All The title service fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
09/13/2017: Finding deemed non-material and will be graded a B for all agencies.
 Full Documentation Full Documentation loan ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months: credit report verifies 99 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 28.80%

300591684	393eaa6d-6ea8-4f16-9ffa-96145cd91515	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure  indicates the Estimated Taxes, Insurance and Assessments as XXXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  HOA vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.

09/21/2017: PCCD and LetterNo update on the CD is necessary. Please see attached documentation. The UW estimated the taxes at a higher amount than the actual current taxes and thus qualifying the borrower with the higher amount. The Doc Drawer/Closer used the actual tax amount per the Prelim and that is the figure reflected on all of the Closing Docs. Please kindly waive this condition.

09/21/2017: Audit review of revised CD corrects Estimated Taxes, Insurance and Assessments section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  09/14/2017:  Audit used the same figure for taxes $XX,XXX.XX/12 = $XXX.XX.  In addition, audit used $XXX for HOA dues per the appraisal and $XXX.XX for insurance per the final CD.  The difference is $XXX.XX.  Condition remains.

 Full Documentation Full Documentation loan ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months: credit report verifies 99 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 28.80%

300591687	e67c9fb8-66d5-41ed-8cc6-7998436b79a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $350 with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure which was provided in Section J of the final CD.
09/16/2017: A RESPA Appraisal charge cure on the final CD in the amount of $XX. The loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 487 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years Self Employed Borrower has 8 years Self Employed

300591687	53ee7036-709c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The city/county, state tax, and  transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
09/18/2017: This finding is non-material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 487 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years Self Employed Borrower has 8 years Self Employed

300591687	105da61b-fa9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
09/16/2017: The finding is non-material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 487 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years Self Employed Borrower has 8 years Self Employed

300591981	a79023b4-4d92-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a $XXX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Credit Report Fee resulting in a $XX refund due for cure.		09/05/2017: $XXX Lender Credit provided. Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300592359	2285e6a6-6592-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		9/6/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%,loan qualified with DTI of 13.63%; Years Self Employed Borrower has 7 years self employed ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793

300592359	c5671d0a-6692-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing YTD XXXX Balance Sheet for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/07/2017: Received XXXX Balance Sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%,loan qualified with DTI of 13.63%; Years Self Employed Borrower has 7 years self employed ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793

300592359	1ef95185-4392-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX Balance Sheet for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/07/2017: Received XXXX Balance Sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%,loan qualified with DTI of 13.63%; Years Self Employed Borrower has 7 years self employed ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793

300592359	0429e36f-f062-4116-95c2-ed9e520ecb13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%,loan qualified with DTI of 13.63%; Years Self Employed Borrower has 7 years self employed ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793

300592544	3d27f050-adcf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided		11/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300596139	96f41939-d197-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.	09/20/2017: Flood impounded
09/20/2017: Audit reviewed Annual Escrow Account Disclosure Statement, and has determined that said document reflects flood escrows collected with a new monthly payment of $X,XXX.XX. Sufficient evidence was provided to verify flood escrows. Loan will be rated a Fitch B.

300596139	303b7aff-2280-4970-9388-37ccae9c8a8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the flood insurance.  Provide re-disclosed CD and letter of explanation.
09/12/2017: Exception outside of scope for SFIG
300596141	23afc854-4e9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX & XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/19/2017:LOE, no P&L or Bal Sheet due to no activity in XXXX.
09/19/2017: Audit reviewed the documentation (LOE), and has determined that the letter from the borrower stating no expenses were incurred in XXXX is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan quaified with 18.70 months reserves.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan quaified with DTI of 36.47%; FICO is higher than guideline minimum Uw Guides require FICO of 70, loan qualified with FICO of 773

300596141	3cf98e86-4e9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business of XXXX & XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/19/2017:LOE, no P&L or Bal Sheet due to no activity in XXXX.
09/19/2017: Audit reviewed the documentation (LOE), and has determined that the letter from the borrower stating no expenses were incurred in XXXX is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan quaified with 18.70 months reserves.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan quaified with DTI of 36.47%; FICO is higher than guideline minimum Uw Guides require FICO of 70, loan qualified with FICO of 773

300596141	a2199044-4f9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.	09/19/2017:Property Taxes for departure res. [$X,XXX.XX x X + $XXX.XX x X] / 12 = $XXX.XX/mo. This documentation was in file already.	09/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the tax documentation for the departure residence was located on page 504. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan quaified with 18.70 months reserves.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan quaified with DTI of 36.47%; FICO is higher than guideline minimum Uw Guides require FICO of 70, loan qualified with FICO of 773

300596141	0a66b867-4f9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX does not match the final settlement statement in file dated XX/XX/XXXX.	09/19/2017: PCCD and Letter
09/19/2017: Audit reviewed Post Funding CD, and has determined that said document matches the final Settlement Statement on page XXX within the loan file. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated Fitch 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan quaified with 18.70 months reserves.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan quaified with DTI of 36.47%; FICO is higher than guideline minimum Uw Guides require FICO of 70, loan qualified with FICO of 773

300596155	bad98d1f-b394-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided. Additional conditions may apply.
09/22/2017:Please clear this condition. There is not a requirement that insurance has to be maintained on a current property. Also, the taxes per the attached XXXXX site is $XXXX which is only $XXX a month and the escrow amount is $XXX.XX. Therefore that leaves $XXX.XX for insurance, if needed. The ratio is XX.XXX so that also leaves X.XX% or $XXX extra per month in allowable debt. 09/12/2017: see attached monthly mortgage statement that was included in the initial file upload which shows the escrows- please rescind this condition

09/22/2017: Audit reviewed the Lender Rebuttal, and has determined that verification of ALL debts are required to calculate an accurate DTI. However, the mortgage statement along with the documentation for tax verification is deemed acceptable. It has been determined that taxes and insurance are escrowed. Condition cleared.  09/12/2017: Audit reviewed the Lender Rebuttal, and has determined that the mortgage statement does not indicate if ALL escrows (taxes and insurance) were included within the Mortgage payment. Unable to determine what portion, if any, is for taxes or insurance or both. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

300596155	da088e91-0294-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.  Provided a corrected CD and letter of explanation to the borrower.
09/14/2017: see attached
09/14/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

300596159	b9040d9f-30a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 36.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 32.74%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300596159	a6c5b14b-d398-4e93-8ec6-43cdfcd244b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE reflects Transfer Taxes of $XX,XXX with no resulting COC for subsequent disclosures. The CD dated reflects taxes in Section E of $XX,XXX.XX resulting in a variance of $XX,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/26/2017: A RESPA Transfer Tax charge cure in the amount of $XXX on final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 36.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 32.74%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300596159	c4efadc1-fbcb-44ae-8d13-52e5ffc107f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 36.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 32.74%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300596159	b778dbc1-c8a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing 2 months of bank statement for the 1st and 2nd bank accounts shown on the final loan application.
															10/02/2017: This is in the file already on page 176-181 acct xxxx- the EMD is broken out on the 1003. $XXX,XXX plus XXX.XX=balance of XXX,XXX.XX per X/XX stmt	10/02/2017: Audit concurs with the Lender Rebuttal, and has determined that the required 2 months' bank statements were provided within the loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 36.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 32.74%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300602053	a273ca74-3c9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740,loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 36.71%

300602053	bced7b8a-3c9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/21/2017: Finding deemed non-material and will be graded XXX for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740,loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 36.71%

300602064	f5eb18bf-6d97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	Missing authorization for use of funds for joint investment account.	09/14/2017: the borrower has full access to the funds, an access letter isn't required. Please rescind the condition.
09/14/2017: Audit concurs with the Lender Rebuttal, and has determined that the investment account statement reflects XXXXXX which means joint tenants with rights of survivorship owned by at least two people, where all tenants have an equal right to the account's assets and are afforded survivorship rights in the event of the death of another account holder. Condition rescinded.

 No Mortgage Lates Borrower has owned properties with over 80 months reporting no mortgage lates; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.10 months reserves; FICO is higher than guideline minimum Guidelines require 740 FICO score, the borrowers is 794

300602064	8f923374-5e97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Recent disaster area, an updated inspection will be required		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 No Mortgage Lates Borrower has owned properties with over 80 months reporting no mortgage lates; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.10 months reserves; FICO is higher than guideline minimum Guidelines require 740 FICO score, the borrowers is 794

300602064	e64de8ad-accf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.		11/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates Borrower has owned properties with over 80 months reporting no mortgage lates; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.10 months reserves; FICO is higher than guideline minimum Guidelines require 740 FICO score, the borrowers is 794

300602064	f0f5c843-983f-4f19-ab07-1b8d4521f534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/12/2017: Corrected post close CD reflects credit report fee paid by lender. Loan will be graded a B for all agencies.
 No Mortgage Lates Borrower has owned properties with over 80 months reporting no mortgage lates; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.10 months reserves; FICO is higher than guideline minimum Guidelines require 740 FICO score, the borrowers is 794

300602091	ce2944d0-3396-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXXXX ($XXXXX.XX at XX%) with no resulting COC for any subsequent disclosures.  Final CD reflects a fee total of $XXXXX for a variance/refund required of $XX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/26/2017: please see attached
09/26/2017: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300602102	0f990e90-8698-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300602102	150fad33-e998-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	General Property Exception 1
Land to value ratio is XX.XX%.  Guidelines state properties with land to values greater than 50% and up to 65% may be eligible with Jumbo Loan Committee Approval and must have land value typical for the area and no income producing attributes.  Lender approved exception in file.
09/15/2017: Per Client, land to value is common for area; we acknowledge. Condition cleared. Loan will be rated a B.
300602102	d373f9d3-c6cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception
Land to value ratio is XX.XX%.  Guidelines state properties with land to values greater than 50% and up to 65% may be eligible with Jumbo Loan Committee Approval and must have land value typical for the area and no income producing attributes.  Lender approved exception in file.
09/15/2017: Per Client, land to value is common for area; we acknowledge. Condition cleared. Loan will be rated a B.
300602106	a43b299a-9d94-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment
An employment verification within XX days of closing as required by the lender's guidelines was not provided for the borrower.  The VVOE in the loan file for the borrower was dated XX/XX/XXXX which is after the closing date.  Additionally, an employment verification for co-borrower was not provided.
09/13/2017: Hi, please see attached voes that were in file for both borrowers. Also attached is the pcd which shows we disbursed on the XXXX. thank you
09/13/2017: Audit acknowledges that the VOE's for both borrowers, dated XX/XX/XXXX (B1) and XX/XX/XXXX (B2), documentation submitted was not within XX days prior to the Note date, however a verification of employment was also provided dated AFTER the Note date for both borrowers. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 15.90

300602214	41f3a7e8-389d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX ($XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of XXX for a variance/refund required of $XX to meet XX% threshold.  Cure provided on final CD.
09/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.62%

300602214	e96c5363-3a9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	Please rescind this condition, the final statement was included in the credit upload however I have attached it for your review.	09/21/2017: Audit reviewed Lender's rebuttal and agrees. Final settlement statement was provided in original loan file to source a large deposit to checking account. Condition rescinded.
 Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.62%

300602273	742c1d26-4fa8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		10/5/2017: CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300602273	bdccebe5-30a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/5/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300602283	ecc0c55b-499d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing current 2017 Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/27/2017: Please rescind this condition. It appears the borrower changed from a Sch C to 1065 in Nov 2016. The money shows that it was the same for both entities. We have the PL/BS for the 1065 business. According to the business returns 1120S was incorporated XX/XX/XXXX. It looks like he just moved to S Corp for tax purposes.

09/27/2017: Audit concurs with the Lender Rebuttal, and has determined that the Schedule C business was changed to a S-Corporation. Schedule C (p125) reflects Nomiee to EIN number which matches the S-Corp number, as well as income being the same. P&L and Balance Sheet were provided within the loan file for the S-Corporation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.41%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300602283	d940bf55-499d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing YTD 2017 P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/27/2017: Please rescind this condition. It appears the borrower changed from a Sch C to 1065 in Nov 2016. The money shows that it was the same for both entities. We have the PL/BS for the 1065 business. According to the business returns 1120S was incorporated XX/XX/XXXX. It looks like he just moved to S Corp for tax purposes.

09/27/2017: Audit concurs with the Lender Rebuttal, and has determined that the Schedule C business was changed to a S-Corporation. Schedule C (p125) reflects Nomiee to EIN number which matches the S-Corp number, as well as income being the same. P&L and Balance Sheet were provided within the loan file for the S-Corporation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.41%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300602283	d487f6e3-0865-451d-975c-f9765fe7ab80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City/County Tax Stamps and the State Tax Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
09/19/2017: A letter of explanation to the borrower along with proof of delivery was also provided in the file. Condition Cleared. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.41%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300602285	c249dfe4-9f9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration in file reflects an effective date of XX/XX/XXXX which is after the note and funding date.	09/25/2017: please see attached policy
09/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 DTI is lower than guideline maximum U/W Guides maximum DTI of 43%, loan qualified with DTI of 231.74% DTI; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with a FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.8 months reserves

300602285	6e87a1a9-ab1b-4b07-8209-64c44cb2af46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

09/29/2017: all evidence provided09/25/2017: As a wholesale lender that deals with numerous brokers, we are unable to prepare rate sheets for each lender’s compensation plan (each lender is able to determine their own plan amount). As such, their compensation is not built into the rate like a retail rate sheet, but rather, added as an adjustment to our core rate sheet. The actual par rate for wholesale loans is that which accounts for the loan’s price adjustments as well as the broker’s compensation. In this case, the par rate would be X.XXX%.  See attached rate sheet. As the par rate is within X% of the APOR of X.XX%, the discount points are bona fide and can be excluded from QM.

09/29/2017: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.09/25/2017: Audit reviewed the Lender Rebuttal and downloaded attachment, HOWEVER the correspondence pertains to a "prelim title" NOT pricing, and has determined that evidence via Price Sheet, Price adjusters and Broker Paid Compensation are required to determine if points are Bona Fide. There is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

 DTI is lower than guideline maximum U/W Guides maximum DTI of 43%, loan qualified with DTI of 231.74% DTI; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with a FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.8 months reserves

300602448	bbec9eef-9b9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation
Lender's guidelines require a signed gift letter (specifying the dollar amount of the gift, date transferred to Borrower, donor's name, address, telephone number and relationship to Borrower and statement no repayment is expected), evidence of donor's ability to give and evidence Borrower received the funds.  Evidence of donor's ability to give $XX,XXX not provided.

09/25/2017:  Please rescind this condition. The original file had copies of the cancelled checks for $XX,XXX to XXXXX and XXXXX that is sufficient proof that they had the ability to give the funds. 09/22/2017: Please rescind this condition, attached is the gift documentation that was included in the credit package.

09/26/2017: Audit reviewed all gift documentation, and has determined that cancelled gift checks are sufficient evidence that the donor had the ability to give $XX,XXX. Monies were reflected in the borrower's account from each donor. Condition cleared. 09/25/2017:  Pending Client exception review.09/22/2017: Audit reviewed the Lender Rebuttal, and has determined that the evidence of donor's "ability to give" was not provided. The Gift Letter references the source for funds from a savings account. The Savings account statement, from which the "gift" came from, is required to verify sufficient funds were in the donor account. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.35%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808

300602463	2e63c608-748e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of 6 months rental loss insurance on subject property rental unit; Lender guidelines require evidence of 6 months rental loss coverage.		09/06/2017: Insurance certificate provided in the original loan file reflects > 6 months coverage. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	76f59b74-768e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The "Application Fees", "Processing Fees" and "Underwriting Fees" paid to the lender reflected in Section A of the final closing disclosure should be itemized per 1026.38(f)(1).		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	87099315-758e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing evidence of PITIA expense for Rental REO Property #A; Lender guidelines require verification of Mortgage, Taxes and Insurance included in DTI		09/06/2017: Received credit supplement verifying payment on credit report is PITI. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	a1e4b5e5-738e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreements for Subject property and Duplex-Rental REO #A. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
09/06/2017: Received lease agreement. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	fedb9e16-768e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Flood Cert and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	16d275d8-738e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing initial 4506-T; Per Lender guidelines; a signed 4506-T is required at application and at closing		09/06/2017: Received 4506-T signed at application. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	c051603d-748e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation	Missing copy of gift letter from donor of $XXXX gift deposit to borrower.	09/07/2017: LOX
09/07/2017: Audit reviewed the Lender Rebuttal, and has determined that the $XXXX large deposit (gift funds) was not included in Reserves. Assets/Reserves are sufficient without gift funds being used. Condition cleared. 09/06/2017:  Received LOE from borrower explaining gift was the source of a large deposit.  Gift letter from donor not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	429312ce-1f9c-4c6b-900b-26c711f4fbd4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	7ca8f84b-158f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA with XXXX as client. Lender CDA in file.		09/05/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602463	7841158c-758e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects coverage limit of $XXX,XXX with Note reflecting $XXX,XXX for a shortfall of $XXX,XXX; No replacement cost estimate is provided by the insurer. Please provide evidence of insurer replacement cost estimate of $XXX,XXX or sufficient coverage to support note.
09/20/2017: insurance cost estimator09/07/2017: LOX
09/20/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.09/19/2017: Audit escalated the exception request, and was not approved. Investor does NOT acknowledged the use of the “Total Estimate of Cost new” as the base amount for coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage.  Condition will remain as active and loan is rated IVR3 at this time.09/08/2017:  Pending Client exception review09/07/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal "Total Estimate of Cost New" in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.09/06/2017:  Received insurance certificate.  The initial finding is not worded correctly.  The coverage is $XXX,XXX and the note is $XXX,XXX which is a shortfall of $XXX,XXX.  The insurance certificate does not reflect guaranteed replacement coverage.  Please provide insurance company cost estimator.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300606020	da8500d1-a59d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section E of the Final executed CD does not provide the government entity for the State Stamps.		09/20/2017: Post Close CD in file reflects government entity for state stamps. Loan will be graded a B for all agencies.
 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 94 months 0x30 reporting on the credit report. ; No Rental Lates UW Guidelines require 9 months resereves, loan qualifies with 11 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 740.

300606020	3ba9cde2-299e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert	Appraisal reflects "Subject to completion" however the Appraisal Completion Cert is not in file.		09/22/2017: Received Satisfactory Completion Cert. Condition cleared.
 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 94 months 0x30 reporting on the credit report. ; No Rental Lates UW Guidelines require 9 months resereves, loan qualifies with 11 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 740.

300606020	280111a9-059e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.	Client provides their own CDA	09/22/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.09/22/2017: Pending Client's CDA report.
 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 94 months 0x30 reporting on the credit report. ; No Rental Lates UW Guidelines require 9 months resereves, loan qualifies with 11 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 740.

300606023	665e3d88-8faf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX.XX% DTI > XX%. Lender guidelines reflects a DTI of XX.XX%. Due to the miscalculation of income, the actual DTI is XX.XX%.	Please provide more clarification on how the income was miscalculated
10/19/2017:  Received evidence that income on line 5 of XXXX & XXXX business returns is received every year.  Recalculated DTI XX.XX%.  Condition cleared. 10/17/2017:  Audit calculations:  PITIA $X,XXX.XX; Debts $XXX.XX; Income $XX,XXX.XX; DTI XX.XX%.  Attached 2 years average S-Corp loss <$X,XXX.XX> + 2 years average W-2 income $XX,XXXX + $XXX,XXX.XX/24 = $XX,XXX.XX = $XX,XXX.XX/month.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606023	41b18512-baae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right To Cancel Forms provided in the file were not executed by the borrowers.		10/17/2017: Received executed right to cancel forms. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606023	bca36102-f571-4d08-bae5-5c2f0295bae6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
10/12/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606023	3f23a93a-5daf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		10/17/2017: Received executed closure letter. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606023	971ea7a8-60af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/12/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606023	34818cba-8eaf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	A self-employed verbal verification of employment dated within 30 days of the Note date was not provided in the loan as required per lender's guidelines.		10/17/2017: Received verification of employment dated within 30 days prior to the note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with CLTV of 56.82%

300606165	ab1ad4a6-ad97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from property #1 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		09/1382017: Received HUD-1 from sale of property verifying lien paid and source of funds to checking account. Condition cleared.
 Full Documentation Full documentaion loan ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 24.706%

300606165	5de5c43f-ac97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The fee Natural Hazard Disclosure in section H of the funding CD is missing the payee name.		09/12/2017: Finding deemed non-material and will be graded a B for all agencies.
 Full Documentation Full documentaion loan ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 24.706%

300606165	1af6d704-11da-47b3-8ce5-e1e402aef190	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure
09/13/2017: Received Initial CD and evidence borrower acknowledged. Timing requirement met. Condition cleared.
 Full Documentation Full documentaion loan ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 24.706%

300606165	efaa458a-2797-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Transfer fee in Section E is missing the payee entity name.		09/12/2017: Finding deemed non-material and will be graded a B for all agencies.
 Full Documentation Full documentaion loan ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 24.706%

300607387	033017dc-a69c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/20/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300609248	85fe08a0-f7a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Provide a corrected CD and LOE to the borrower within 60 days of consummation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300609248	81e7e3ed-1ca2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Report Fee and $44 Credit report fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee and $XX.XX Credit report fee resulting in a $XXX.XX refund due for cure.
09/25/2017: Cure provided per $XXX.XX lender credit on final CD. Issue cleared- B grade.
300609261	e0167a41-39a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/26/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300610652	dbd1791f-6d9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
LE dated XX/XX/XXXX reflects recording fee of $XXX ($XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet XX% threshold.  Cure provided on final CD.
09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
300610655	e766c86a-e5a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed. For the business listed in  Section E Part II of the XXXX and XXXX tax returns.  According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification for this business, rendering the subject mortgage ineligible for delivery to the investor.
09/28/2017: Audit located business license in the original loan file, dated within 10 days prior to note date. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.54%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 743, loan qualified with FICO of 784

300610655	1c06122a-e6a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Executed Business Returns	The File is missing the XXXX executed 1065 business tax returns as required by Appendix Q	Please rescind. See the attached that was sent with the original file.	09/28/2017: Audit located signed XXXX business tax returns in the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.54%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 743, loan qualified with FICO of 784

300610655	88056c18-e6a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	The file is missing the XXXX executed individual tax returns as required by Appendix Q.	Please rescind. See the attached that was sent with the original file.	09/28/2017: Audit located signed personal tax returns in the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.54%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 743, loan qualified with FICO of 784

300610655	08603828-5aa0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing loan estimate for COC reflecting rate lock and loan amount change from $XXX,XXX.XX to $XXX,XXX.XX	See attached- no LE needed- rate lock registration takes he place of this	09/27/2017: Audit reviewed Lender's rebuttal and original loan file. Change in circumstance dated X/XX has a corresponding CD in the file. An LE is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.54%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 743, loan qualified with FICO of 784

300610656	27ce03d4-719d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing the CDA report.		09/20/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with 771 FICO; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves

300610656	7d0bb888-609d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  A cost estimator from the insurer was not provided.
															09/26/2017: Please rescind this condition. The coverage and limits of liability state guaranteed replacement cost is included.	09/26/2017: Audit re-analyzed the Hazard Insurance Declaration page within the loan file, and has determined that "Guaranteed Replacement Costs" were included in the policy. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with 771 FICO; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves

300610656	9f6c8688-5f7f-4319-96d7-c384284a4ad1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet 10% threshold.  Cure provided on final CD.
09/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a Fitch B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with 771 FICO; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.51%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves

300610662	fc689481-92a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other business please provide as attestation stating such.		09/27/2017: Finding deemed non-material and will be graded XXX for all agencies.
300610665	c5f98851-ed9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Missing the Payee names for the mortgage payoffs in the Summaries of Transaction section on the final CD.		09/22/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years on Job Borrower has 13 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300610665	30bb78ac-e7fd-408c-bf7a-043e1b49de43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X,XXX for the  taxes vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.
09/22/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years on Job Borrower has 13 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300612648	80a69bba-5ba2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300612653	71aed850-8898-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The Property is located in a FEMA declared disaster area with no inspection post incident in file.		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300612653	03851537-9f9f-4416-bcb7-de94aa4b43d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (X% Variance) - not supported by C.O.C. : The LE dated XX/XX/XXXX does not reflects a credit report fee with no resulting CoC for any subsequent disclosures. The final CD reflects a credit report fee of $XX resulting in a $50 refund due for cure. Cure provided per lender credit on the funding CD
09/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300612655	f5bf4a75-3897-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	File is missing the FEMA Inspection post incident date report.	09/14/2017: see attached from FEMA's disaster look up- this address is not in a FEMA declared disaster area- please rescind this condition
09/14/2017: Audit consulted with Securitization, and has determined that the subject property was not included in the fire related incident. These fire related events are reviewed on a case by case basis, and if it appears that numerous structures were impacted then further inspections will be required. Condition cleared.  09/14/2017: e-mailed Securitization

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 50.37%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%; FICO is higher than guideline minimum UW Guides require FICO of 778, loan qualified with FICO of 740

300612655	c9544ed2-da97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of closure for 2nd liens (Executed letter).	09/14/2017: see attached- if its not for the HELOC please be more specific	09/14/2017: Audit reviewed the executed Customer Authorization to Freeze & Close Account, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 50.37%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%; FICO is higher than guideline minimum UW Guides require FICO of 778, loan qualified with FICO of 740

300612655	ef494d2a-dc97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		09/12/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 50.37%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%; FICO is higher than guideline minimum UW Guides require FICO of 778, loan qualified with FICO of 740

300612655	6cf97f88-dd97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Endorsement Fee, Title - Premium for Lender's Coverage, Title - Recording Fee, Title - Sub Escrow Fee and Title - Wire Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees. These title fees should be listed in section C of the CD. Provide corrected CD and letter of explanation.
09/12/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 50.37%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%; FICO is higher than guideline minimum UW Guides require FICO of 778, loan qualified with FICO of 740

300612690	8948265e-bef6-413d-85d4-ca98cc203ee3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Lender Fees and Application Fees reflected in section A of the final Closing Disclosure  should be itemized.  Section A Fee: 1026.38(f)(1):  Under the subheading Origination Charges and in the applicable columns as described in paragraph (f) of this section , an itemization of each amount paid for changes described in 10263.37(f)(1) the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment and the total of all such itemized amount that are designated borrower paid at or before closing.
9/26/2017: This is deemed non-material. The loan will be rated a B for all agencies
300612708	959ff63c-9795-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is missing from the loan file.	09/21/2017: Rate Lock documentation	09/21/2017: Audit reviewed the Rate Lock documentation, and has determined that sufficient evidence was submitted to verify the Rate Lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90  months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.45% of 41.02%

300612708	ffb39c9d-de97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV Exceeds Guideline Limit	xx% LTV > 75% max per Guidelines and Risk Grade 3		09/29/2017: Audit acknowledges the client approved exception for exceeding LTV/CLTV guidelines by X%. Loan will be rated a B.09/28/2017: Exception is pending review from client.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90  months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.45% of 41.02%

300612708	6db0fed7-6295-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX does not reflects a Rate Lock Fee with no resulting COC for any subsequent disclosures.  Final CD reflects a Rate Lock fee of $X.XX for a variance/refund required of $X.XX.  Post close CD provided sufficient refund to cure.
09/09/2017: Post Close CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90  months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.45% of 41.02%

300612743	a65e55c2-4331-47f6-8638-f2f336f9dcdd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is not signed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300612754	4dd280b7-2ba3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and needs to be omitted.		09/26/2017: A Post Closing CD provided in the loan file reflects the Reimburse name being omitted from the Appraisal Fee and Credit Report Fee in section B. Loan will be rated a B for all agencies.
300612761	3b3816d8-9e99-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	HOA Documents and HOA Transfer Fee in section H of the final Closing Disclosure does not list the actual name of payee.		09/14/2017: This finding deemed non-material. Loan will be graded a B for all agencies.
300613748	e6bb5868-5332-413e-8be1-24e66a482a0d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/16/2017: Please find attached supporting documentation to verify CD was sent to borrower on X/XX/XX via e-delivery and viewed on X/XX/XX. Closing date is X/XX/XX. Timing requirement has been met.
10/16/2017: Audit reviewed electronic log delivery details of the initial CD, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300616154	d82aab4a-059e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.
09/22/2017:  XXX XXXXXXX county was part of the area effected by the XX XXXX XXXX - fire management disaster on X/X/XX.  There were very few structures burned.  These are considered on a case by case basis.  XXXXXXXX area was not affected.  Post disaster inspection is not required for this property.  Condition cleared.

300616154	eb536b81-149e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		09/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300616233	b3dd859d-c49d-4730-b280-f24925cea08a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated reflects a lender credit in the amount of $XXX. The lender credit decreased to $X on the CD with no indication of a valid COC to account for the $XXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
09/21/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300616234	6a26b8c4-b6a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the disbursement date.	10/02/2017: please see attached
10/02/2017: Audit reviewed updated Hazard Insurance Declaration page, and has determined that the effective date reflects same date as closing date. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300616234	462a8895-1da2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300616234	0d4dd4f1-27a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	HUD-1 from sale of previous property provided in the file is Estimated. Final Settlement Statement was not provided in the loan file	10/02/2017: please see attached
10/02/2017: Audit reviewed true certified copy of Final Seller's Closing Statement from sale of previous property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300616264	832e7ebf-a39c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The Collateral Desktop Analysis from the Investor is Missing from the file.		09/20/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	2d2a8b5c-a49c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Collateral Desktop Analysis Fee in section B of the initial and final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower. (Note: This fee is showing the payee as the Lender which is not allowed)  The Title – Escrow Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
09/19/2017: Finding is non-material and rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	8ef5cc00-a59c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps listed in section E of the Final Closing Disclosure does not list the government entity assessing the tax. Provide corrected CD and LOE to the borrower.		09/19/2017: Finding is non-material and rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	a1abf202-9f9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.		09/21/2017: Received 4506-T signed at application. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	56e5db8e-519d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
09/21/2017: Received replacement cost estimator dated post consummation. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616267	9ed199ec-389e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	Missing a verbal verification of employment within 10 business days of the Note date from the present employer.		09/22/2017: Received VVOE dated within 10 days of the note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.40 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 27 months payment history with no late payments reported

300616267	06b7e77f-e19e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/22/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.40 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 27 months payment history with no late payments reported

300616267	5b29dbd2-be3c-40b4-aa85-62cae5dced35	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The corrected CD reflects charges for Title-Deed Preparation Fee in Section C. The payee was not listed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.40 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 27 months payment history with no late payments reported

300616308	34a81a1d-7c9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration
The effective date of the Hazard Insurance is XX/XX/XXXX which is after the disbursement date per the final CD in file. Please provide evidence of insurance at the time of closing and prior to disbursement.
09/25/2017: Received hazard insurance certificate with an acceptable date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	69982b33-449d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.
09/25/2017:  XXXXXXXXXXXXX county was part of the area effected by the XXXXXXXXXXX Fire - fire management disaster on X/XX/XXXX.  There were very few structures burned.  These are considered on a case by case basis.  Post disaster inspection is not required for this property.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	034007d9-549d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of Property Taxes for 1st Property listed in the REO section on the final loan application.		09/25/2017: Received evidence of property taxes. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	cd0093f6-559d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Missing evidence of housing history and principal and interest payment for 1st Property listed in the REO section on the final loan application. Additional conditions may apply.		09/25/2017: Received Note dated X/XX/XXXX. Per settlement statement, no mortgage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	dd8d1d1f-569d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home owner's Insurance Premium and the Property Taxes in section F of the final Closing Disclosure are missing the name of the payeesThe County Tax Stamps in section E of the final Closing Disclosure is missing the name of the government entity. The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the payees.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	b3f89cc5-549d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		09/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	1a5dbc74-17d5-48d0-9e95-f62e99779083	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.
09/25/2017: Received insurance certificate verifying monthly payment of $XXX.XX which matches the final CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616308	3f2705b2-7b9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of loan proceeds from refinance for 1st Property listed in the REO section on the final loan application.		09/25/2017: Received settlement statement. Proceeds verified. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.66%; FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 19 years on job

300616309	2bcaea82-a798-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	A final policy is missing from the file, the document provided is a quote and does not include all pages.	EOI for hazard and flood (this document was in file already)
09/14/2017:  Received insurance replacement cost estimator.  Hazard coverage is sufficient.  Condition cleared.09/14/2017:  Received evidence of hazard insurance.  However, the loan amount is $X,XXX,XXX and the insurance coverage is $XXX,XXX, a shortfall of $X,XXX,XXX.  Insurance company replacement cost estimator not provided.  Condition remains.

 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	07e7b1a7-9298-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Event was X/XX, no updated property inspection provided yet.		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	05338f34-a998-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	afc436a7-aa98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F Prepaids on the final Closing Disclosure is missing the payees.		09/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	7723ce57-aa98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Other box is checked with a description of "Other".		09/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	011b7466-ac39-4d3a-9362-1586a9d07555	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address, Contact Information, State License, and Email of the Borrowers Real Estate Broker / Sellers Real Estate broker / Settlement Agent is missing.  Provide re-disclosed CD and letter of explanation. Outside of Scope.
09/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616309	ae4327a6-99c9-4f56-ac73-a28033b7b554	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender included "Other" of $X.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Years Self Employed The borrower has been in business for 17 years; Reserves are higher than guideline minimum The borrowers have over 18 months reserves, guidelines require 12 months; No Mortgage Lates The borrowers have over 48 months mortgage history on the credit report with zero late payments

300616316	9fb9a877-d14b-4663-8e62-9d57320fae8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XXX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects a credit report fee of $XXX resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
09/19/2017: 09/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300616329	92f5be1f-719d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned
Missing Executed Final Closing Disclosure From Sale of Prior Primary residence and Rental REO reported per Sch-E returns; Per Lender guidelines the closing disclosure must be executed by the seller(s) / settlement agent.

09/25/2017:  Audit reviewed Lender's rebuttal and original loan file.  Evidence rental property sold is in the file, page 192.  Processor cert in file stating pending sale on application is an error, page 134.  Credit report reflects mortgage was paid off X/XXXX.  VOR for most recent residence in file, page 138.  Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.03%

300616329	afa02ad8-709d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		9/25/2017: Appraisal review provided reflecting recommended value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.03%

300616634	e768710a-849c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300616634	3851176e-840a-4f00-aace-d00818d27ed8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
															09/22/2017: Disagree - COC was submitted on X/XX/XX for this which was included in the loan file. See attached related CD.	09/22/2017: Audit reviewed the Lender Rebuttal, and has determined that a COC was included within the loan file for the Appraisal increase, along with a CD. Condition rescinded.
300616646	01922968-1d9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/14/2017 - Corrected post close CD was provided in the file reflecting the government entity assessing the tax and LOE to the Borrower in file. Exception is non-material and rated a B.
300617111	74f240b6-439a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/22/2017: please see attached
09/22/2017: Audit reviewed executed Demand Statement, and has determined that said document directs company to payoff and close this revolving line of credit, as well as restricts line of credit from future advances. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.67%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves

300617111	60361b7b-439a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.  No cure.

09/22/2017: The 7 day rule is only for the delivery of the initial LE per TILA Commentary 1026.19(e)(1)(iii)-2 which was delivered X/X/XXXX which is more than 7 days prior to the closing date of X/XX/XXX. Please rescind condition.

09/22/2017: Audit reviewed the Lender Rebuttal, as well as the documentation within the loan file, and has determined that the "rule" is from the LAST LE provided to the borrower.  HOWEVER, the LE dated XX/XX/XXXX, within the loan file, was acknowledged (e-signed) at least 4 days prior to consummation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.67%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.40 months reserves

300617116	e3c4cdf5-209e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and a Credit Report Fee were not reflected in Section B of Closing Disclosure despite evidence of a flood cert and a credit report in the file.  The Flood Cert fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that (The Flood Cert Fee and/or Credit Report Fee(s)) is/are included in the origination of the loan.
09/26/2017: LOX
09/26/2017: Audit reviewed the Lender attestation stating that the Credit Report and Flood Certification Fees were included within the "Lender Fee" in Section A. Documentation submitted is deemed acceptable. Condition cleared.

300617116	cc97c784-3640-48cf-a3fc-d44a4edaadae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/19/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300621492	9b1f6544-6a9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/20/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300621795	402276b5-079e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300621795	0ae52f7c-4c3c-4c75-95eb-1347d2e8a7b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing the seller's Closing Disclosure.		09/20/2017: Exception is outside of SFIG scope
300621796	b18c13b8-f8a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax/Stamps and transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	b9e1dacc-6f2f-4c68-afd6-65d58e2e20d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX.XX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Fee of $XXXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  Sufficient refund reflected in section J of the final closing disclosure.
09/25/2017 - Section J of the Final CD reflects a sufficient refund provided at close. Finding is deemed non-material and graded B.
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	292313c7-f8a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section B. Services Borrower did not shop for of the final Closing Disclosure reflects the Collateral Desktop Analysis Fee paid to the lender vs the actual payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	0d175f9d-faa1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
Documentation in file indicate less than 2 year job stability for the co-borrower which does not meet lender's guidelines. Guidelines require the Co-Borrower to be employed in the same line of work for a minimum of two years.  Per the documentation in the loan file, the Borrower started employment at a current job XX/XX/XXXX.  Application indicates the co-borrower was a student prior to his current employment.  Missing verification, transcripts and/or diploma to verify a complete 2 year history with no job gaps greater than 30 days in order for the loan to be classified a Qualified Mortgage.
09/27/2017: Received college transcripts verify degree was earned. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	eb9f0289-64bd-44ef-b708-b25437cd747a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and a Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a Flood Cert in the file. The Credit Report and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/28/2017: Received attestation no Flood Cert or Credit Report fees are charged. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	7b1f8b83-b99f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.

09/28/2017:  Received replacement cost estimator dated post-closing.  Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.09/27/2017:  Replacement cost estimator provided is for a different address. Condition remains.

 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	7d6123c6-9ca3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception
Added 09/27/2017:  The Lender's guidelines require each borrower whose income is used for qualifying the have a minimum of 3 open and active trade lines.  The Co-borrower only has 1 active and open trade line.
09/29/2017: Audit acknowledges the client approved exception for tradelines. Loan will be rated a B.09/28/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621796	f54d7a89-cb9f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	A Credit report for the co-borrower was not provided. The co-borrower's credit report is needed in order for the loan to be classified a Qualified Mortgage.		09/27/2017: Received Co-borrowers credit report. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines FICO of 680; loan qualified with  FICO of 776 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves; loan qualified with 15.7 months reserves; Years on Job Borrower has been on same job for 14 years

300621834	4fa0c26b-41a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300621839	de8dcdb8-e79e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Collateral Desktop Analysis Fee in Section B of the Initial and Final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the borrower. Note: This fee is showing the payee as the Lender which is not allowed.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 21.3 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.72%

300621839	d6f28f25-e99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing Verbal Verification of Employment for the Co-Borrower dated within 30 days of closing.	Please be advised, there is no CPA letter, no self-employed income being used.	09/27/2017: Audit reviewed Lender's rebuttal and agrees. A VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 21.3 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.72%

300621839	769c23c1-e89e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application and/or at closing. 4506-T signed at application not provided for the Co-Borrower.		09/27/2017: Received 4506-T executed at application for Co-borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 21.3 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.72%

300621839	0406fb68-e89e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA from XXXX.		09/22/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 21.3 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.72%

300621839	d34a8367-3e9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the title.		09/27/2017: Invalid finding. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 21.3 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.72%

300624369	7534d978-5ba4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX resulting in a $XXX.XX refund due for cure.
Cure provided per $XXX lender credit on final CD. Issue cleared- "2" Event.
300624369	39ab956a-5ba4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300624369	77e65314-5ca4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XX and on the final CD dated as $XX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $X.xx is required. No evidence of tolerance cure provided in file.
Cure provided per $X.XX lender credit on final CD. Issue cleared- "2" Event.
300624377	ede8269b-62d7-4a01-85be-697fc4d04693	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/12/2017: This finding is deemed non-material. Loan will be graded a B for all agencies.
300624377	7d5863ac-69af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a balance due to borrower of $X,XXX.XX vs. the final CD which reflects a balance due to borrower of $X,XXX.XX with a discrepancy of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/19/2017: Post CDFinal Settlement Statement provided on page 16 evidences $X,XXX.XX to the borrower which matches the final CD. No discrepancy to address. Please waive this condition.
10/19/2017: Audit compared the Final Settlement Statement and Post Funding CD, and has determined that BOTH documents reflect the same cash to close.  Notification of the error (i.e., the letter to borrower) was provided and documents were sent via e-mail with evidence of tracking provided. Loan will be rated 'B'.  10/16/2017:  Audit reviewed Lender's rebuttal and disagrees.  The settlement statement on page 15-16 is titled Refinance Statement.  The settlement statement on page 173-174 is titled Final Refinance Statement and is certified by the closing agent.  The final statement reflects cash to borrower $X,XXX.XX.  Condition remains.10/16/2017:  Audit reviewed Lender's rebuttal and disagrees.  The settlement statement on page 15-16 is titled Refinance Statement.  The settlement statement on page 173-174 is titled Final Refinance Statement and is certified by the closing agent.  The final statement reflects cash to borrower $XXXX.XX.  Condition remains.

300624377	b7b50a4d-1c92-4a14-bd38-5e2710009b2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Right to Cancel form not properly executed	Right to Cancel forms in file are cut off therefore unable to confirm if properly executed by the Borrower and Co-borrower.		10/16/2017: Received fully executed right to cancel forms. Condition cleared.
300624379	0a981dc1-92f4-4dfe-b22b-a67a1e7efb75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel: The transaction date is XX/X/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on  XX/XX/XXXX not giving the Borrower a full 3 day rescission period, as XXXXXXXX XXX was XX/X/XXXX, a National Holiday. The correct funding date should have been XX/XX/XXXX. A re-opened Right to Cancel, Post Close CD, Final Settlement Statement, Letter of Explanation and confirmation of delivery to the borrower are required.
10/31/2017: Received explanation letter, Settlement Statement and post consummation CD correcting disbursement date. Condition cleared.
300624404	4ba4d722-75bb-4b59-b892-a388cd463066	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business disclosure not executed		09/21/2017: Finding deemed non-material and will be graded a Bfor all agencies.
 Years on Job Borrower has 10.8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 37.10 months reserves

300624404	745a2f61-f39e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XX plus extended coverage $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX. A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.

09/27/2017:  Received replacement cost estimator dated post-closing.  Hazard coverage is sufficient.  Condition cleared.  Loan will be rated a B.09/25/2017:  Insurance replacement cost estimator is dated over X year prior to note date.  Please provide updated document.  Condition remains.

 Years on Job Borrower has 10.8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 37.10 months reserves

300624411	abddcde3-4a9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.
09/25/2017: XXXXXXXXXXXXXX county was part of the area effected by the XXXXXXXXXXXXXXX fire - fire management disaster on X/X/XXX.  There were very few structures burned.  These are considered on a case by case basis.  XXXX area was not affected by the fire.  Post disaster inspection is not required for this property.  Condition cleared.XX/XX/XXXX  Incident date X/X/XXXX.  Pending compliance review

300624411	2f9f1260-9923-493d-9357-abcb1af360f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300624411	877e0c39-569d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the service provider.  Provide corrected CD and letter of explanation to the borrower.
09/20/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300624411	de8d1d1f-569d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/22/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300624411	019ac0f4-b03b-43c4-83b2-89f59b413580	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/25/2017: Received evidence Borrower acknowledged initial CD. Timing requirement met. Condition cleared.
300624411	5071d53e-40f1-4f38-882d-5dc66bc3733f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $X.XX is required.
															PCCD and Letter, along with Final Settlement Statement	09/25/2017: Received explanation letter, post consummation CD and final settlement statement reflecting tolerance cure. Condition cleared. Loan will be rated a B.
300624423	195c27b1-e797-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/14/2017: Received explanation letter and post consummation CD reflecting county. Condition cleared. Loan will be rated a B.
300624423	3c28620b-766b-49c6-8a11-8d677ad0c25e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Year 1 reflecting P&I for $X,XXX.XX MI for $XXX.XX, no estimated escrow listed for a total of $X,XXX.XX. Years 2-30 reflecting P&I for $X,XXX.XX with no MI or Estimated Escrow for a total of $X,XXX.XXX. The calculated payment amount is Years 1-30 with P&I of $X,XXX.XXX for a total payment of $X,XXX.XX. The lender included Mortgage Insurance, however no MI is required. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/18/2017: PCCD updated to reflect "X" for MI rather than "___"
09/18/2017:  Audit review of revised CD reflects the corrected actual calculated values for Estimated Total Monthly Payment, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated Fitch 'B'. 09/18/2017:  Per Compliance, projected payments must be disclosed in 1 column.  Condition remains.09/14/2017:  Pending Compliance review

300624423	b2b2c229-eea6-48b6-8e24-edc2622e21de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Date Range
Final CD does not match calculated values for Date Range.  The columns should read Years 1-30 with corresponding principal, interest and estimated escrow payments. The Final CD reflects 2 columns with the first column listing MI, however there is no MI on the loan. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/18/2017: PCCD updated to reflect "0" for MI rather than "___"
09/18/2017: Audit review of revised CD reflects the corrected calculated values for Date Range, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated Fitch 'B'.  09/18/2017:  Per Compliance, projected payments must be disclosed in 1 column.  Condition remains.09/14/2017:  Pending Compliance review

300624423	b0dc34ca-e30d-42f3-9836-6c06fcc5b9d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Verification of Employment fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Verification of Employment fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

09/14/2017:  Received explanation letter and post consummation CD reflecting $XX.XX tolerance cure. Property is in a dry funding state, therefore, a copy of the check is not required.  Condition cleared.  Loan will be rated a B.

300624627	a62b3f6e-db9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' investor portfolio statements.  The loan file is missing XXX XXXX account statement for borrower's investment account.  Only XXXX XXXX account statement was provided.
															updated 1003 removing fidelity account	09/25/2017: Audit reviewed Lender's rebuttal and removed account in question. Sufficient reserves verified. Condition cleared.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with 100.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300624627	3ccbcd17-dc9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
09/21/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with 100.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300624627	cc1e6e05-dc9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.		09/25/2017: Lender provided rate lock agreement. However, this form was in the original loan file, page 350. Condition rescinded.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with 100.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300624627	ccd82a47-da6a-4417-8133-5651458cb76b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/21/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with 100.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300624627	8375e1b3-c79e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/21/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with 100.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300627833	e9775338-d519-425c-8ae6-a6c163df2020	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure is missing the name of government entity accessing the tax. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 30.90 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738

300627833	bf6a63fc-2c9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		9/25/2017:CDA provided reflecting reconciled value of $XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 30.90 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738

300627833	9739eb09-399e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property taxes in section F of the final Closing Disclosure is missing the name of government entity accessing the tax.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 30.90 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738

300627847	bbfb3e2a-19a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		9/22/2017: CDA provided
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 10 years in Field

300627847	711793f6-18a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
09/25/2017: The finding is non-material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 10 years in Field

300627847	951ba296-18a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $X ($X at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX for a variance/refund required of $XXX to meet XX% threshold. Cure provided on Final CD
09/25/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 10 years in Field

300627861	c9bfc869-3f9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Meet Trade Line Requirement	XXX/XXX G/L require 3 open tradelines with 24 month history. Lender Loan Summary reflects XXX exception approval dated X/XX/XXXX (APPROVAL NOT IN FILE).		09/22/2017: Audit acknowledges the client approved exception for insufficient number of tradelines. Loan will be rated a B.09/22/2017: Pending Client exception review.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 23.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300627861	8424bf56-759d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/X/XXXX reflects a $XXX.XX Appraisal Report Fee and a $0 inspection Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Report Fee and $XX Inspection Fee resulting in a $XXX. refund due for cure.
09/19/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 23.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300627861	b5645835-3c9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Provide LOE & Re-disclose correct information.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 23.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300627861	c664d85c-3e9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/22/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 23.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300627944	ba1fe1d5-e99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD was not provided in the loan file.		09/25/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
300627944	096ecfe5-d69e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300627944	18eea7a5-d99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XX.XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XX.XX Credit Report Fee resulting in a $X.XX refund due for cure.
09/21/2017: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300627944	7384c1b7-5090-4712-b09b-e1b76ffab63b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/25/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
300628233	51407d2e-ac9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Transaction requires closure of an open HELOC. Provide evidence of closure for 2nd lien via Executed letter. (XXX) Title Commitment requirements include receipt of a HELOC payoff Affidavit and proof that credit line is to be closed and Deed of Trust satisfied in Land records. (XXX) File contains an unsigned HELOC payoff Demand. Additional conditions may apply.
09/25/2017: HELOC Closing Letter
09/25/2017: Audit reviewed executed Credit Line Payoff Affidavit, and has determined that the document states intent to payoff the HELOC in full and cancel the account. Documentation submitted is deemed acceptable. Condition cleared.

300628233	5c781d1c-a89c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing COC reflecting loan amount increase. The LE loan amount is XXXK @ X.XX%. The Final CD Loan amount is XXXK @ X.XX%. Provide Change of Circumstance documentation.	09/25/2017: Letter of Explanation	09/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the change in loan amount was reflected on the initial CD 3-4 days before closing. Condition rescinded.
300628233	f7fc35e9-a89c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XX.XX Credit Report Fee and no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Credit Report Fee resulting in a $XX.XX refund due for cure. Cure provided per $XX.XX lender credit on final CD.
09/18/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300628240	8a030161-a9ae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	File is missing the inspection for post incident date after appraisal per FEMA declared disaster area.
10/16/2017: Please find attached XXX Policy to only pursue post-disaster inspections when the property is located in a community that has been declared a Major Disaster Area eligible for INDIVIDUAL ASSISTANCE (IA). Per FEMA, XXXX county is not located in an IA Program Declared Area, therefore, post-disaster inspection policy does not apply. Please find attached a list of all applicable FEMA Disaster counties in XXXX XXXXXXXX. Property is not located in FEMA disaster area. XXX XXXXXX, XX is not a FEMA declared disaster area, therefore, no post incident inspection is required

0/17/2017: PDI received, no damages XX/XX/XXXX: Audit escalated the exception request to the Client, and it was not approved. The Client states that a PDI will be required if either the (PA) Public or (IA) Individual assistance reflects the subject property in a disaster area. Condition remains.    10/16/2017: Audit consulted with Securitization, and has determined that the property is in a FEMA declared disaster area.  We report on properties in Public Assistance program declared disaster areas (PA). Escalated to the Investor for review and direction.  10/16/2017: Escalated to Securitization for confirmation of disaster county. 10/13/2017:  Audit reviewed Lender's rebuttal and disagrees.  Incident began date X/XX/XXXX and incident end date X/XX/XXXX, XXXXXXXX XXXX, for XXXX XXXXXX, XX per FEMA website https://www.fema.gov/media-library/assets/documents/28318

300628283	79ac10a3-7eb4-4525-9f46-be8a92bb6dd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		09/21/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300628283	7c30ad85-c59e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home owner's Insurance in section F of the final Closing Disclosure is missing the name of the Payee.		09/21/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300628283	0aa7571f-c49e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300628287	c58ec99a-fa93-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B : A Credit Report Fee, an Appraisal Report Fee, and a Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report, an appraisal report, and a certificate of flood determination in the file. The Credit Report, Appraisal Report and Flood Determination Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/26/2017: response attached.
09/26/2017: Audit review of lender attestation statement regarding Appraisal Fee, Credit Report and Flood Determination Fees states that the fees are absorbed by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300628287	a1efacef-c797-42eb-a07c-e48ff57cb11d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from file.	09/26/2017: Affiliated Business Disclosure
09/26/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.09/14/2017:  Document provided is not an attestation of no affiliates.  Condition remains.

300628287	de6a05ad-f693-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax/Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
9/13/2017: Non-material per SFIG. Loan will be graded a B.
300628288	3e63be9d-e493-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Guidelines require an industry standard fraud report be provided with closed loan file along with any supporting documented based on fraud report findings. Additional conditions may apply.
															09/29/2017: Providing XXXX XXXX.	09/29/2017: Audit reviewed Fraud tool provided pre-closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years Self Employed Borrower has 17 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 93 months payment history with no late payments reported

300628288	964bb8c0-e593-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee, an Appraisal Report Fee, and a Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report, an appraisal report, and a certificate of flood determination in the file. The Credit Report, Appraisal Report and Flood Determination Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/06/2017: Attestation
10/06/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are absorbed by the lender and not passed onto the borrower. Attestation for the Appraisal Fee is deemed acceptable. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years Self Employed Borrower has 17 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 93 months payment history with no late payments reported

300628288	ad590fa8-cb79-421c-89e7-46cd952f7637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		9/13/2017: Non-material per SFIG. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years Self Employed Borrower has 17 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 93 months payment history with no late payments reported

300628290	ddda66bd-9693-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXX.XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300628290	6df56cdf-903a-4c89-8aa8-9f1f47026de1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/14/2017: Received attestation no affiliates. Condition cleared.
300628297	e75c0877-1293-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300628297	94e85772-2393-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property Located in a FEMA declared disaster area. Inspection post incident date was not provided.	10/10/2017: PDI	10/10/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300628299	3e55596d-4493-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage Rider	Missing Condo Rider to the Mortgage.		09/15/2017: Received recorded Deed of Trust with Condo Rider. Condition cleared.
300628299	170657c2-9598-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	10/10/2017: PDI	10/10/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300628502	c4abb747-d8a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report
An updated credit report was not provided in the loan file.  The credit report in the loan file does not match the final loan application or 1008.  Please provide an updated credit report to match the lender's debts used for qualification.
10/12/2017: Updated Docs
10/12/2017: Audit reviewed updated 1008 and final 1003, and has determined that both documents match the Credit Report within the loan file. Condition cleared.  10/10/2017:  Credit report provided, dated X/XX, is the same report that is in the original file.  Discrepancies:  #1 $X,XXX @ $XX/month vs. $XX,XXX @ $XXX/month and #2 $XXX @ $XX/month vs. $XX,XXX @ $XXX/month.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; FICO is higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  13.50 months reserves; Years on Job Borrower has 11 years on job.

300628502	f31f90f4-512e-4c8b-b3e4-b455cc0d3d34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Description:  The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/04/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; FICO is higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  13.50 months reserves; Years on Job Borrower has 11 years on job.

300628507	eca28a67-61af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300630294	38e48fcd-489d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of property taxes and insurance for Rental property purchased in XXXX required for the loan to be considered a QM.
09/25/2017:  Received evidence of taxes & insurance dated prior to closing.  Condition cleared.09/22/2017:  Document provided is dated post consummation.  QM does not allow post consummation reconciliation.  Condition remains.

 Reserves are higher than guideline minimum UW Guidelines require 12 months resereves, loan qualifies with 53 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 732.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 49  months 0x30 reporting on the credit report.

300630294	2549e835-4a59-4c56-8823-8d4a27acffbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final/Post Close CD reflected total of payments as $X,XXX,XXX.XX . The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		09/19/2017:SFIG Non Material. Loan will be graded B for all agencies.
 Reserves are higher than guideline minimum UW Guidelines require 12 months resereves, loan qualifies with 53 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 732.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 49  months 0x30 reporting on the credit report.

300630294	03605cc3-409d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report was missing from the file.	09/25/2017: If these CDA's are coming from Client, can you please request them directly from them rather than conditioning us for them? Thanks
09/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.X/XX/XXX: Client receives a report to let them know which files need a CDA report.  The condition is required to alert them to order the CDA.XX/XX/XXXX: Document provided is not a CDA report.  Pending Client's CDA report

 Reserves are higher than guideline minimum UW Guidelines require 12 months resereves, loan qualifies with 53 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 732.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 49  months 0x30 reporting on the credit report.

300630295	b883e4d6-6288-4979-96de-6b46fcff3aaf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/06/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300630676	506f5802-6582-4339-9c12-a92c8f1a40de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/20/2017: Received initial CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	9aad1625-229a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	Please advise as to what documentation is required to clear this condition. Thank you.
09/20/2017:  XXXXXXXXXXX county was part of the area effected by the XXXXXXXXXXXXXX - fire management disaster on X/X/XXXX.  There were very few structures burned.  These are considered on a case by case basis. A post disaster inspection is not required for this property.  Condition cleared.09/20/2017:  Incident date X/X/XXXX.  Pending compliance review

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	1b4d1883-4f9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD was not provided in the loan file.		09/20/2017: Received initial CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	41a9cf44-2b9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance effective date is after the note and disbursement date.		09/20/2017: Received explanation letter, post consummation CD and revised hazard insurance certificate. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	f391cab6-299a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet XX% threshold.
09/20/2017: Received explanation letter and post consummation CD. All fees are within tolerance. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	cf43d1ce-238b-41a1-ba5b-624698059bf9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp in section E of the final Closing Document is missing the government entity. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300630676	1533b6a1-299a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the Property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax.  Additionally, the Miscellaneous Seller Payout and Natural Hazard Disclosure fees are paid to Other and missing the actual name of the service providers.  Provided corrected CD and letter of explanation to the borrower.
09/15/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 15 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300631458	eef8d1ed-ba99-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.		09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300631537	64572dc9-3cc0-4a8d-8115-07ef7ffea344	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/06/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Years in Field Borrower has 11 years in Field

300631537	df9739d9-1eaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves
XX.XX mos < 12 mos required for subject and 2 months for additional financed property, per lender.  Assets verified of $XX,XXX.XX, minus reserves for additional financed property of $X,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject and additional financed properties

10/20/2017: Audit acknowledges the client approved exception for reserve shortage. Loan will be rated a B.10/20/2017:  Received quarterly 529 College Savings Plan statement.  Per Lender's XX/XX/XXXX guidelines, this type of account is not eligible.  Note:  this account is not on final 1003.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Years in Field Borrower has 11 years in Field

300631559	87659119-cbfb-49a0-93a5-858d042a802c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX and Appraisal Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The initial, consummation and Final CD reflects an Appraisal Report Fee of $XXX.XX and the Final CD reflects an Appraisal Review Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/22/2017: sorry, forgot to attach the cd to the bundle. here you go. thank you, 09/18/2017: Hi, please see attached. thank you
09/22/2017: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'.09/20/2017: Audit reviewed copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification. HOWEVER, missing revised CD that includes the cure. Condition remains.09/18/2017: Audit reviewed the Lender's attestation, and has determined that LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX and Appraisal Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The initial, consummation and Final CD reflects an Appraisal Report Fee of $XXX.XX and the Final CD reflects an Appraisal Review Fee of $XXX.XX resulting in a $XX.XX cure. Lender Credit includes $XX credit for increasing Closing Costs above legal limit, therefore cure in the amount of $XX is required. Provide corrected CD, evidence of Refund to the Borrower (copy of check), letter of explanation and proof of delivery to the Borrower. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631559	36812b39-6299-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Explanation letter not provided for declining income as required per Underwriting Guidelines.	09/25/2017: Hi, please see attached. thank you,	09/25/2017: Audit reviewed the executed LOE by the borrower, and has determined that the document submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631559	04b1e874-6d99-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the departure property was not provided.	09/25/2017:Hi, please see attached thank you,	09/25/2017: Audit reviewed departure residence Hazard Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631559	93f21a24-6b99-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require X years IRS transcripts. Transcripts not provided.	09/25/2017: hi, please see attached. thank you,09/18/2017: Hi, please see attached. thank you,
09/25/2017: Audit reviewed submitted documentation, the XXXX-XXXX Tax Transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Loan also meets guideline requirements for X years Tax Transcripts. Condition cleared.09/18/2017: Audit reviewed XXXX/XXXX "Wage and Income Transcripts" provided, and has determined that said document is comparable to the W2 form NOT 1040 Tax Returns.  Documentation is deemed unacceptable. Provide two years IRS "Tax Return Transcripts" as required by Lender Guidelines. Tax Returns were not provided within the loan file. Further more, Appendix Q requires two years of executed/dated 1040 Tax Returns -OR- two years 1040 Tax Transcripts in lieu executed Tax Returns dated PRIOR to consummation. Loan does not meet Lender Guidelines nor Appendix Q requirements. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631559	f185ae92-6599-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflect a DTI of XX.XX%.  Due to the miscalculation of income, the actual DTI is XX.XX%.  The lender included future bonus income that will not be paid to the borrower until X/XXXX as indicated per contract of employment. A maximum DTI of XX% is required; in order for the loan to be classified as a Qualified Mortgage.
09/25/2017: hi, please see attached email chain between management and investor. thank you,
09/25/2017: Audit consulted with Compliance, and has determined that Bonus income was documented for X year and current employer Offer letter includes bonus information. Borrower is in the same industry, therefore bonus income is based from the Offer Letter $XX,XXX for XXXX which is $X,XXX.XX a month. DTI is XX.XX%. Condition cleared. 09/25/2017: Escalated to Compliance for Appendix Q review.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631559	b08e0788-793c-4853-a0c8-c96d1b19e868	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Report Fee on the initial, consummation and Final CD is $XXX.XX and the LE dated XX/XX/XXXX lists fee as $XXX.XX.  Appraisal Review Fee on the Final CD is $XXX.XX and the LE dated XX/XX/XXXX, initial, and consummation CD lists fee as $XXX.XX.  These fees are in a X.XX% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $XX.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/22/2017: sorry, forgot to attach the cd to the bundle. here you go. thank you, 09/20/2017: Hi, please see attached. thank you09/18/2017: Hi, please see attached. thank you
09/22/2017: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.  09/20/2017: Audit reviewed copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification. HOWEVER, missing revised CD that includes the cure. Condition remains.09/18/2017: Audit reviewed the Lender's attestation, and has determined that LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX and Appraisal Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The initial, consummation and Final CD reflects an Appraisal Report Fee of $XXX.XX and the Final CD reflects an Appraisal Review Fee of $XXX.XX resulting in a $XX.XX cure. Lender Credit includes $XX credit for increasing Closing Costs above legal limit, therefore cure in the amount of $XX is required. Provide corrected CD, evidence of Refund to the Borrower (copy of check), letter of explanation and proof of delivery to the Borrower. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.10 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300631609	25671980-6275-4500-a083-bbe773fa4567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount Points Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects an Discount Points Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Cure provided per lender credit on final CD.
09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XXXX.XX. Loan will be graded a B for all agencies
300631609	1ebb2b72-46a9-4315-94b8-01a108c0a1c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $X,XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
300639799	34f9de20-d3c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  In addition, the Title - Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.
11/8/2017: Finding deemed non material and will be rated a B
300639799	342150d1-75c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/8/2017: Finding deemed non material and will be rated a B
300639799	d0af482a-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300639799	fb904658-c117-4976-8c22-16a8b86dab24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
11/8/2017: Tolerance cure provided on CD. Finding deemed non material and will be rated B
300639799	28784d79-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300639799	34f9de20-d3c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  In addition, the Title - Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.
11/8/2017: Finding deemed non material and will be rated a B
300639799	342150d1-75c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/8/2017: Finding deemed non material and will be rated a B
300639799	d0af482a-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared. CDA received
300639799	fb904658-c117-4976-8c22-16a8b86dab24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
11/8/2017: Tolerance cure provided on CD. Finding deemed non material and will be rated B
300639799	28784d79-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300642865	1ad781b1-26bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD dated XX/XX/XXXX, section H is missing the name of the payee for line 4.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300642865	b97b980b-86ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock agreement		10/31/2017: Received evidence of rate lock. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.29%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300645713	6339ae18-6dba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and  “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Field Borrower has 18 years in Field  ; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734

300645713	332af3b0-86ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Property Type	Multiple financed properties in the same locale are not permitted under program guidelines. REO #1 and REO #4 based on the final 1003 are located within the same locale as the subject property.		10/31/2017: Audit acknowledges the client approved exception. Loan will be rated a B.10/31/2017: Pending Client exception review.
 Years in Field Borrower has 18 years in Field  ; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734

300645713	bf343f16-85ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	Guidelines do not allow for a prior loan modification. Promissory Note and purchase agreement modification agreement in file for REO #4 as listed on the final 1003.		10/31/2017: Audit acknowledges the client approved exception. Loan will be rated a B.10/31/2017: Pending Client exception review.
 Years in Field Borrower has 18 years in Field  ; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734

300646007	03d2d51c-735f-4083-9f53-ece97d1d27e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/23/2017: Finding deemed non-material and will be graded a B for all agencies.
300646573	fc577c48-1cad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Final Closing Disclosure Section F Prepaids for property taxes is missing the payee name.  Section C of the final Closing Disclosure is missing the payee for Title-Notary Fee.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300646573	65e52172-81b1-4c8d-b2b3-e746b8860b1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300646573	7cc81801-1bad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
In correct disclosure of Origination charges-Section A-The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300646573	2cdce5c6-ad50-452a-8bde-ecb27e6e5c69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
10/18/2017: Received explanation letter, air bill, check and post consummation CD. Condition cleared. Loan will be rated a B.
300646573	4e2fdaae-1cad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure. Section J reflects sufficient lender credit on final CD.
10/09/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300647884	2ff871b1-3db8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes
Need evidence that rental property escrow includes both taxes and insurance. Mortgage Loan Statement in file reflects escrow is for Taxes and/or Insurance. Per Appendix Q, evidence of taxes and insurance for all rental properties to verify total monthly debt are necessary in order for the loan to be classified as a Qualified Mortgage.
10/26/2017: Supplement
10/26/2017: Audit reviewed the Supplemental Summary, and has determined that said documents reflects Taxes and Insurance are both included within the monthly mortgage payment. Verified by accounts numbers and original limit, documentation is sufficient evidence of escrows. Condition cleared.

 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 75.90 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quallified with DTI of 35.32%; FICO is higher than guideline minimum UW guides require FICO of 720, l.oan qualifed with FICo of 754

300647884	4ffedb6d-3cb8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/23/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 75.90 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quallified with DTI of 35.32%; FICO is higher than guideline minimum UW guides require FICO of 720, l.oan qualifed with FICo of 754

300647884	ffcdf2ae-3cb8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect an Attorney Fee with no COC for any subsequent disclosures. The final CD reflects an Attorney Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
10/23/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 75.90 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quallified with DTI of 35.32%; FICO is higher than guideline minimum UW guides require FICO of 720, l.oan qualifed with FICo of 754

300647897	812cb602-d3b9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/26/2017: This finding is deemed non-material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 47.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%

300651472	7649b490-67ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding CD. Additional conditions may apply upon receipt and review of the funding CD.		10/31/2017: Received funding CD. Compliance testing complete. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.30  months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  28.96%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 777

300651472	6aceb1de-35bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/27/2017: Finding deemed non-material and will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.30  months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  28.96%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 777

300651472	919aa366-35d2-44da-ac78-32cda1116370	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The used the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX and $XX a month for HOA with no indication of any HOA fees documented on appraisal or preliminary title. .  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
10/27/2017: Finding deemed non-material and will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.30  months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  28.96%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 777

300665196	d0fb2b3e-8cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file. No Cure - Missing document not provided.		11/08/2017: This finding is deemed non-material and rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	c425989d-100f-4518-9c78-312a24aac560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate/ LE Not on file.		11/20/2017: Cleared / Material = Grade A - Received missing doc
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	fbcd8fdf-46c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Notary Fee in section C of the final Closing Disclosure dated is missing the name of the service provider.		11/08/2017: This finding is deemed non-material and rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	8b8100d7-0e06-4bca-81f9-9923a9a5e05f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		11/20/2017: Cleared / Material = Grade A - Received missing doc11/08/2017 - Finding is deemed immaterial and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	4ce1759a-b1c4-47bc-8807-a3a23363f564	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/20/2017: Cleared / Material = Grade A - Received initial LE
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	6a2d9b95-ba38-4246-8fe9-1b7f20eded49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.		11/20/2017: Cleared / Material = Grade A - Received missing doc11/08/2017 - Finding is deemed immaterial and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	81a5d8ae-42c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not reflect a Flood Cert fee in Section B; however, a flood certification was obtained. The fee is required to be disclosed regardless of by whom it was paid.		11/08/2017 - Finding is deemed immaterial and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	64b35293-07a2-4354-b193-7bb46a97b48c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/20/2017: Cleared / Material = Grade A - Received missing doc11/08/2017 - Finding is deemed immaterial and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665196	2f46d44d-45c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years in Field Borrower has 16 years in Field

300665200	c21ea55f-03c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665200	3a578c12-04c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/07/2017 - Tolerance Cure Provided.
300665200	65e8198e-99c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.
11/08/2017: This finding is deemed non-material and rated a B
300665200	a1225136-98c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Notary fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		11/08/2017: This finding is deemed non-material and rated a B
300665200	f316ddde-01c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665200	aee34d9d-99c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/08/2017: This finding is deemed non-material and rated a B
300665204	84117d48-c8cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE issued XX/XX/XXXX		11/20/2017: Cleared / Material = Grade A - Received missing doc
300665204	fe7ab595-afc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/17/2017: Cleared / Material = Grade A – CDA Received
300665204	de487254-c8cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/20/2017: Cleared / Material = Grade A - Received missing doc
300665204	8c7d9bf6-9ea4-4929-8f28-c2358b41f21c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial LE was not provided within 3 standard business day of application.		11/17/2017: Wrong finding. Changed to Missing LE per disclosure tracker
300665204	dd5e68b3-9e9a-4803-ad14-bb94479fd79f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title fees are reflected in section B, of the final Closing Disclosure dated XX.XX.XX. The borrower shopped for their own title service and did not use the provider on the XXXXX. The title service provider fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower. A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
300665205	0308ba94-bfc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum Loan qualified with  28 months reserves; Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300665205	3cfb6c1b-a8c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of property taxes for rental property #X listed on REO.		11/21/2017: Cleared / Material = Grade A - Received taxes
 Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum Loan qualified with  28 months reserves; Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300665205	2110a198-c0c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section B of the CD does not reflect a payee for the second appraisal fee.		11/08/2017: This finding is deemed non-material and rated a B
 Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum Loan qualified with  28 months reserves; Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300665205	997d802b-c0c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/08/2017: This finding is deemed non-material and rated a B
 Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum Loan qualified with  28 months reserves; Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income

300665207	327a7d9f-ffbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
																11/08/2017: Finding is deemed non-material with a final rating of B.			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665207	2c270997-ebbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665207	3a0c7ec5-cebf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/17/2017: Cleared / Material = Grade A – CDA Received			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665207	81ce2e35-c6c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Wind and Storm Insurance paid in Section F.  Under 1026.37(g)(2)(i)-(iv) and 1026.38(g) (2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
																11/08/2017: Finding is deemed non-material with a final rating of a B.			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665207	a7fe404c-d8b9-4b93-b738-5a4e3bfa2e71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to XXX FICO score.		11/17/2017: Invalid finding. Credit score does not fall under QM			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665207	4bf17b9d-c6c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Credit Score	XXX < XXX minimum credit score required by lender guidelines.		11/21/2017: Cleared / Material = Grade A - Updated Guidelines provided by client with minimum credit score of XXX.			Years on Job 17 years on job; Years in Field 17 years in field; DTI is lower than guideline maximum 37.91% DTI below 43.00% maximum
300665208	48705c53-00c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665208	af4dcff0-ce4d-42f3-aa4f-910f5a8b8df3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The XXXX corresponding to the initial LE dated (XX/XX/XXXX) is missing from the loan file.		11/17/2017: Rescinded finding as it's a duplicate11/08/2017: Non-material per XXXX guidance, loan will be Graded a B for all agencies.			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665208	ec435aae-ca50-4b16-b70b-7df41ea78594	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found		11/08/2017: Non-material per XXXX guidance, loan will be Graded a B for all agencies.			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665208	df708a70-0416-43a3-bbe5-86d33c9bc158	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		11/08/2017 - Loan will be Graded a B for all agencies.			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665208	eb93d47d-1342-45b9-acbc-eb3c5c83e89c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		11/08/2017 - Loan will be Graded a B for all agencies.			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665208	fc4aa6f8-c5c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Borrower received a Flood Cert for the subject loan, however no fees were charged on LE's or CD's.		11/08/2017 - Loan will be Graded a B for all agencies.			Years in Primary Residence Over 5 years in Primary Residence; Years in Field Over 27 years in the field; LTV is lower than guideline maximum LTV of 45.26% is lower than the guideline max LTV of 75%
300665209	e107a695-b3c9-4444-ba6f-e19a3e10e633	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/18/2017: Cleared / Material = Grade A - Received missing doc11/08/2017: This finding is deemed non-material and rated a B
300665209	9361bd3a-0c7f-4aaa-8f40-fc8d806f2340	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE dated XX/XX/XX is missing from the loan file.		11/18/2017: Cleared / Material = Grade A - Received missing doc
300665209	eeee07e5-2dc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/18/2017: Cleared / Material = Grade A - Received missing doc
300665209	7a2204d4-b6c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		11/18/2017: Cleared / Material = Grade A - Received missing doc11/08/2017: This finding is deemed non-material and rated a B
300665209	cbd45f1e-5cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665209	f943270a-fdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665209	4c55ca81-c226-4c01-ba03-1d4e938d5086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		11/16/2017: Out of Scope for XXXX
300665209	5ce83de9-3cbf-4cb7-b9ba-50a1f9f90861	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Missing Notice of Right to Receive a Copy of the Appraisal.		11/18/2017: Cleared / Material = Grade A - Received initial LE
300665209	439e8f0e-2dc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file.		11/08/2017: This finding is deemed non-material and rated a B
300665209	9d690e32-2cc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XX and XX/XX/XX is missing from the loan file.		11/18/2017: Cleared / Material = Grade A - Received missing doc
300665210	b5206cd2-c1c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The  Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017: Finding deemed non-material and rated a B
300665210	473c32d5-c0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665210	43cb2ab4-630c-484d-81a4-f7e7b32aa0bf	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The funding CD is missing required data under the General Information section for the fields titled Transaction Information Seller's Address.		11/17/2017: Cleared Post Closing / Material = Grade B – Received updated CD dated XX/XX/XXXX with seller address
300665210	d5058860-54a7-40bf-be46-0576f764602e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/08/2017: Finding deemed non-material and rated a B
300665210	19be7c0b-f209-4028-b1fc-9707258ce1d2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		11/17/2017: Out of Scope for SFIG
300665212	4c853cb4-c0c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Closing Disclosure dated XX/XX/XXXX is missing from the loan file.		11/20/2017: Cleared / Material = Grade A - Received missing doc			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	c2421c5c-37c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Client Overlay Exception, Client to Review: Missing XXXX YTD Profit & Loss for self-employed business reflected on Schedule E Part II on the XXXX and XXXX 1040's.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
																11/20/2017 - Per DU in file, documentation is not required to meet XXX regulation.			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	28fbd487-37c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Client Overlay Exception, Client to Review: Missing XXXX YTD Balance Sheet for self-employed business reflected on Schedule E Part II on the XXXX and XXXX 1040's.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
																11/20/2017 - Per DU in file, documentation is not required to meet XXX regulation.			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	c54c2130-7e1d-49c7-a467-29bbb8120cf1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/8/2017: This finding is not material. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	6cdaa804-0158-49ce-b657-3931fd0d01c6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/8/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	57041d48-2cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	3298cd13-83f1-4bd1-9f68-86b4ea20de73	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Cure provided on post consummation CD.		11/8/2017: Post Consummation provides a cure. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665212	8da33dc0-c0c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
																11/8/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW guides require 0 months’ reserves, loan qualified with 24.70 months’ reserves ; Years Self Employed Borrower has 20 years Self Employed
300665213	34917814-5fbb-4c6a-bfc9-93bb0995941a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP not found in file.		11/08/2017: This finding is deemed non-material and rated a B
300665213	29e9b0da-5b87-484c-a24b-bb579b640d18	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.		11/17/2017: Cleared / Material = Grade A - Received initial LE dated X/XX/XXXX
300665213	145d5353-b7c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The loan is missing the initial LE dated XX/XX/XXXX.		11/17/2017: Cleared / Material = Grade A - Received initial LE dated X/XX/XXXX
300665213	e43bbc67-c4c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665213	452c3038-239c-4352-91fc-5b9fece01fab	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose a Flood Cert fee in Section B; however, a Flood Cert was obtained. The fee is required to be disclosed regardless of by whom it is paid.		11/08/2017 - Finding is deemed immaterial and rated a B.
300665214	37e4dbe8-a7c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665214	2c5805ee-b4c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665214	74641fd7-b7c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Homeowners Association Dues paid in Section F.  Under 1026.37(g)(2)(i)-(iv) and 1026.38(g) (2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/08/2017: This finding is deemed non-material and rated a B
300665214	5ae0a041-4346-4708-9852-e21ea686d459	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. The Title Fees are reflected in section B of the Closing Disclosure.  The borrower shopped for their own title service providers and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
11/08/2017: This finding is deemed non-material and rated a B
300665216	30dd29d4-2087-48f4-b4ab-d4fad4bb928e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not found in the file.		11/08/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300665216	e494e1d6-9cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X with no resulting COC for subsequent disclosures. The CD dated XX/XX/XXXX reflects taxes in Section E of $XX.XX resulting in a variance of $XX.XX.  Lender provided credit on CD for a cure.
11/9/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies
300665216	1999ac90-30c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665216	bdedae45-3ac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017 - Non-Material, loan will be Graded a B for all agencies.
300665216	2359fdee-73f3-4846-9b95-915f271266c5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing initial LE dated XX/XX/XXXX.		11/17/2017: Cleared / Material = Grade A - Received initial LE
300665216	0060bb75-1b5e-4012-8470-df0311a9fd68	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/08/2017 - Non-Material, loan will be Graded a B for all agencies.
300665216	bbc5579b-9cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided		11/17/2017: Cleared / Material = Grade A - Received initial LE
300665216	9de34fc4-9cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		11/08/2017 - Non-Material, loan will be Graded a B for all agencies.
300665216	a978f8c6-4deb-4dc5-babd-cdf61c8c8397	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		11/17/2017: Cleared / Material = Grade A - Received missing doc XX/XX/XXXX - Non-Material, loan will be Graded a B for all agencies.
300665216	3914e1a7-37c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665217	104aca5e-b3b7-436f-ad00-e2911ce5ef4f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. The Lender did issue a Lender Credit of $XXX.XX on the final CD.
11/9/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded B for all agencies
300665217	9d75f46e-25c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665217	2da28ad7-a253-4a88-a3a1-697166653bff	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/8/2017: This finding is deemed non-material and rated a B
300665219	79f9ef02-2ac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
300665219	dd6d6640-2ac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665219	1d56f372-cd59-4e76-a5d2-07e192eb2b7f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/9/2017: This finding is not material. Loan will be graded B for all agencies
300665219	0353ce2c-e263-4101-b999-ae364a1e5981	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title Settlement/Closing Fee and Notary Fee in Section C. The borrower did not select their own service provider and used the provider listed on WLSP. Those fees should be reflected in section B.
11/9/2017: This finding is not material. Loan will be graded B for all agencies
300665220	b6b16b44-aac4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																11/8/2017: Finding is deemed non-material with a final rating of a B.			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665220	921820bb-aac4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax and tax stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.		11/8/2017: Finding is deemed non-material with a final rating of a B.			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665220	926ad927-a9c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrowers' income must be documented with current pay stubs dated within 30 days prior to the loan application.  The loan file contains a pay stub dated XX/XX/XXXX for the Borrower and XX/XX/XXXX for the Co-Borrower, while the application date is XX/XX/XXXX. Copies of the Borrowers' pay stubs dated no earlier than XX/XX/XXXX are required to fulfill guidelines.
																11/21/2017: Cleared / Material = Grade A - Received updated pay stubs			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665220	64ae4930-b3c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665220	b9f37dcf-a9c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Settlement Statement or Seller CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close and/or reserves was not provided.  Additional conditions may apply.
																11/21/2017: Cleared / Material = Grade A - Received certified settlement statement			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665220	e1d57330-97c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage because the Borrowers' income must be documented with current pay stubs dated within XX days prior to the loan application. The loan file contains a pay stub dated XX/XX/XXXX for the Borrower and XX/XX/XXXX for the Co-Borrower, while the application date is XX/XX/XXXX. Copies of the Borrowers' pay stubs dated no earlier than XX/XX/XXXX are required to fulfill guidelines.
																11/21/2017: Cleared / Material = Grade A - Received updated pay stubs			Reserves are higher than guideline minimum Borrower has over 26 months reserves.; No Mortgage Lates No mortgage lates in last 12 months.; Years in Field Borrower has been in field 35 years.
300665221	e7181154-04c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665221	c74fc882-04c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017: Finding deemed non-material and rated a B
300665221	d845de80-93c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title -Notary fee in section C of the final Closing Disclosure is missing the name of the service provider.		11/08/2017: Finding deemed non-material and rated a B
300665223	cd88b03c-b5c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665223	ca352737-85c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665223	661a8daf-3ea9-470a-a1f4-ef560287da41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		11/08/2017: This finding is deemed non-material rated a B.
300665223	263a5dba-d0c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee for (Deed/ Mortgage) was not disclosed in Section E of the final Closing Disclosure.		11/08/2017: This finding is deemed material rated a B.
300665223	cdab0c51-85c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX,XXX.XX resulting in a variance of $XXX.XX.  Cure provided per lender credit on final CD.
11/9/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded B for all agencies
300665225	4cb0118c-9cc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD reflects a specific seller credit for Owner's Policy in Section L versus the seller-paid column of Section H.		11/08/2017 - Finding is deemed immaterial and rated B
300665225	a939bf37-239a-47a5-a129-30fbbab41c88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $XXX.XX resulting in a variance of $X.XX.  Cure provided per lender credit on final CD.
11/08/2017 - Sufficient cure on CD. Finding will be rated B
300665225	187686fd-7a2e-4778-906f-e790697705a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/08/2017 - Finding is deemed immaterial and rated B
300665225	712f049d-d7c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665225	a3a19980-d7c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/08/2017 - Finding is deemed immaterial and rated B
300665226	fb5f9c18-72c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Years on Job Borrower has 11 years Self Employed

300665226	0ff837bb-7fc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Years on Job Borrower has 11 years Self Employed

300665226	ddf9eefb-57fb-4d98-88d0-45d2ddc947f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/08/2017: This finding is deemed non-material and rated B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Years on Job Borrower has 11 years Self Employed

300665226	729144eb-6fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XX,XXX. A Guaranteed Replacement Cost endorsement is acceptable if coverage is under the Loan Amount.
11/21/2017: Cleared / Material = Grade A - Received cost estimator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Years on Job Borrower has 11 years Self Employed

300665227	e040a562-525e-48a3-b935-61e7a84fb389	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		11/17/2017: Cleared / Material = Grade A - Received missing doc11/9/2017: This finding is not material. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	24d3eb0d-84ff-4719-aca9-d9f338a09f5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Initial LE dated XX/XX/XX is missing from the file.		11/17/2017: Cleared / Material = Grade A - Received initial LE dated X/X/XXXX
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	4cb1d5e0-2de2-4da3-abef-d5cea1fb9035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE is missing from the loan file. No Cure.		11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	204907d8-a5c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.
11/21/2017: Cleared / Material = Grade A - Received cost estimator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	c63fffb5-45ae-473e-a8d9-263f214ec500	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/17/2017: Cleared / Material = Grade A - Received initial LE dated X/X/XX
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	396aa5ff-a9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Credit Score	Credit score of 666 < 720 the minimum credit score required per lender guidelines.		11/17/2017: Cleared / Material = Grade A - Received credit report dated XX/XX/XXXX with updated scores. B2 had a fraud alert as of XX/XXXX and delinquent trade was removed on updated credit report
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	51bece9b-b9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	7f008fde-e16b-4775-ac7a-ce75c02d8e40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/9/2017: This finding is not material. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665227	486ac5fb-7bc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.27%; Years on Job Borrower has 17.10 years on job; No Mortgage Lates Credit report verifies 33 months payment history with no late payments reported

300665228	6d3586b4-72c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure dated XX/XX/XXXX does not list number of months Homeowner's Association Dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/03/2017: This exception is deemed non-material with a final rating of B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	12d7bb32-3f0c-4a18-8ed6-212096d28b16	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/03/2017: This exception is deemed non-material with a final rating of B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	881567a4-87c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	A Recording Fees were not listed in section E of the final Closing Disclosure.		11/03/2017: This exception is deemed non-material with a final rating of B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	4c0046d1-c6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		11/21/2017: Cleared Post Closing / Material = Grade B – Received condo questionnaire dated post closing
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	d7528d1a-c8c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	d01f2d5c-73c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage because Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated XX/XX/XXXX which is greater than xx days prior to note date. Additionally, the Condo Questionnaire is missing from the loan file.
11/21/2017: Cleared Post Closing / Material = Grade A – Received condo questionnaire and VOE
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665228	9eeef2d2-72c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within XX business days prior to the note date. The VVOE is dated XX/XX/XXXX which is greater than XX days prior to note date.		11/21/2017: Cleared / Material = Grade B – VOE obtained > XX days after consummation
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.3 months’ reserves ; Years on Job Borrower has 9 years on job

300665229	93a5702a-97c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
A Recording Fee was not reflected in section E of the Closing Disclosure despite evidence of a Deed of Trust. The Recording fee should be disclosed in section E of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017: Finding is deemed non-material with a final rating of B.
300665229	8f8e2356-a376-47dc-be0c-fbbacbc13cfd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/08/2017: Finding is deemed non-material with a final rating of B.
300665229	beb45e61-d9c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA review is missing from the file.		11/17/2017: Cleared / Material = Grade A -
300665229	5be5e9b6-a3fb-4e2f-952f-8ebc5772db9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017: Finding is deemed non-material with a final rating of B.
300665229	ede83c4d-96c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Homeowners Association Dues paid in Section F.  Under 1026.37(g)(2)(i)-(iv) and 1026.38(g) (2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/08/2017: Finding is deemed non-material with a final rating of B.
300665230	3ea90aec-7cc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final CD discloses a specific seller credit for Owner's Title Policy in Section L versus Section H. The CD lists $X,XXX.XX paid by the seller in Section H and $XXX.XX paid by the seller in Section L. The full amount of $X,XXX.XX should be disclosed in the seller-paid column of Section H. The amended CD dated XX/XX/XXXX further increases this error by listing $X,XXX.XX in Section H and $X,XXX.XX in Section L.
11/08/2017 - Finding is deemed immaterial and rated B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves.; LTV is lower than guideline maximum UW Guides require maximum LTV of 80%, loan qualified wiht 42.22% LTV.; FICO is higher than guideline minimum UW Guides require 680 minimum FICO, loan qualified with 737 FICO.

300665230	af883a41-ddc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves.; LTV is lower than guideline maximum UW Guides require maximum LTV of 80%, loan qualified wiht 42.22% LTV.; FICO is higher than guideline minimum UW Guides require 680 minimum FICO, loan qualified with 737 FICO.

300665230	19987163-7dc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final CD does not disclose a valid payee for Title - Notary Fee in Section C. The CD discloses "XXXXXX XXXXXX" versus the actual specific payee.		11/08/2017 - This is cured on the amended CD; however, cure rating is also B. Finding will be rated B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves.; LTV is lower than guideline maximum UW Guides require maximum LTV of 80%, loan qualified wiht 42.22% LTV.; FICO is higher than guideline minimum UW Guides require 680 minimum FICO, loan qualified with 737 FICO.

300665230	eed864f4-d6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves.; LTV is lower than guideline maximum UW Guides require maximum LTV of 80%, loan qualified wiht 42.22% LTV.; FICO is higher than guideline minimum UW Guides require 680 minimum FICO, loan qualified with 737 FICO.

300665230	b47d80d8-d8c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose a Flood Cert fee in Section B; however, a Flood Cert was obtained. The fee is required to be disclosed regardless of by whom it was paid.		11/03/2017: This finding is considered material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves.; LTV is lower than guideline maximum UW Guides require maximum LTV of 80%, loan qualified wiht 42.22% LTV.; FICO is higher than guideline minimum UW Guides require 680 minimum FICO, loan qualified with 737 FICO.

300665231	93940b88-b8ba-4a7c-aeae-416d86e2d20e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/3/2017: This exception is deemed non-material with a final rating of B
300665231	0811b2b7-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665231	b4113e82-10c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/17/2017: Cleared / Material = Grade A - Received evidence of rate lock date
300665233	a6e0fc8e-11c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Notary fee in section C of the final Closing Disclosure is missing the name of the service provider. Cure provided on post consummation CD.
300665233	21373863-96c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Disbursement Date. Cure provided on post consummation CD.		XX/XX/XXX - Post Close CD XX/XX/XXX reflected corrected disbursement date. Loan will be Graded a B for all agencies.
300665233	8f355677-0ec0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/16/2017: Cleared / Material = Grade A – CDA received
300665234	d47e9de1-a5c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Years on Job 23 years on the job
300665234	f4399f13-a3c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of taxes and insurance for 2nd property disclosed on the XXXXXX Report.		11/21/2017: Cleared / Material = Grade A - Verified online this prop was not transferred to the borrower by his wife until XX/X/XXXX which matches the XXXXXX report			Years on Job 23 years on the job
300665234	b8656799-1ac6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	Provide updated XXX showing DTI approved at XX.XX% per 1008 in file. XXX in file shows DTI approved at XX.XX%.		11/21/2017: Cleared / Material = Grade A - Received DU dated XX/XX/XXXX with matching DTI			Years on Job 23 years on the job
300665234	72c36a2b-f96b-465b-ab43-a954b8014235	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file.		11/08/2017: This finding is deemed non-material and rated a B			Years on Job 23 years on the job
300665234	9c4b06ec-1cc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/10/2017: This finding is deemed non-material and rated a B			Years on Job 23 years on the job
300665234	147aa548-1ac6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX.XX% > XX.XX% DTI per XXX in file.		11/21/2017: Cleared / Material = Grade A - Received DU dated XX/XX/XXXX with matching DTI			Years on Job 23 years on the job
300665234	d6b3282f-8fc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	XXX reflects a DTI of XX.XX%. Due to the miscalculation of debts, the actual DTI is XX.XX%.		11/21/2017: Cleared / Material = Grade A - Received DU dated XX/XX/XXXX with matching DTI			Years on Job 23 years on the job
300665234	818731b4-1dc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated business disclosure in file is dated X/XX/XXXX. Application date is X/X/XXXX		11/10/2017: This finding is deemed non-material and rated a B			Years on Job 23 years on the job
300665234	ef4c5afa-bb2c-41d0-904e-416361187289	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		11/08/2017 - Finding is deemed non-material and rated a B			Years on Job 23 years on the job
300665234	8b457582-19c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Closing Disclosure section E is missing recording fees.		11/10/2017: This finding is deemed non-material and rated a B			Years on Job 23 years on the job
300665235	e864d5d1-12c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure lists Homeowners Association Dues. Homeowners Association Dues belong in section H. Provide re-disclosed CD and letter of explanation.		11/16/2017: Prepaid HOA acceptable in Sec F
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665235	ae8cb3f8-b2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	XXX requires a VVOE within 10 business days prior to the note date. The VVOE is missing.		11/17/2017: Cleared / Material = Grade B – Received VOE dated 09/14/2017. VOE obtained < 30 days after consummation
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665235	e3235c96-1bae-480e-a56a-958a07dba3c1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The LE dated XX/XX/XXXX reflects Transfer taxes of $XX,XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects Transfer Taxes of $XX,XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/07/2017: Lender gave sufficient tolerance cure on prefunding CD. Finding deemed non-material and rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665235	1f29197e-b6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665235	59c981a8-16c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
11/10/2017: Exception is non-material and loan is rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665235	3b8db7f1-15c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	XXX requires a VVOE within 10 business days prior to the note date. The VVOE is missing.		11/17/2017: Cleared / Material = Grade B – Received VOE dated XX/XX/XXXX. VOE obtained < 30 days after consummation
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300665236	af35bf94-98c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage because Final Closing Disclosure from REO property #1 on the final application evidencing liens paid not provided.		11/21/2017: Cleared / Material = Grade A – Received copy of check of sale of prop which was deposited into account on X/X/XXXX per page 352 of original loan file			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	ed287b72-3b10-429b-9735-81fc1b27647e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The  Title - CPL fee, Lender Title Insurance, Notary Fee and Settlement Closing Fees are reflected in section C of the final Closing Disclosure dated XX/XX/XXXX.  The borrower selected a service provider listed on the XXXX for the Title - CPL fee, Lender Title Insurance, Notary Fee and Settlement Closing Fees.  All title service fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
																11/8/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	a7746aad-98c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/8/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	48649583-139a-4f94-8481-e2b75fc35e99	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Disbursement Date. Cure provided on post consummation CD.		11/8/2017: Post Consummation provides a cure. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	7bbb6ac1-98c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Cure provided on post consummation CD.
																11/8/2017: Post Consummation provides a cure. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	b9ede44a-10c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	fb0ed75b-98c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The initial and final 1003 are missing required HMDA information for the Borrower		11/17/2017: Cleared / Material = Grade A - Received 1003 with "I do not wish to furnish this info" checked			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665236	94beed4f-98c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	Final Closing Disclosure from REO property #1 on the final application evidencing liens paid not provided. Additional conditions may apply		11/21/2017: Cleared / Material = Grade A – Received copy of check of sale of prop which was deposited into account on X/X/XXXX per page 352 of original loan file			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves; Years in Field Borrower has 5 years in Field
300665237	33d4a2ed-02c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage for short funds to close.		11/22/2017: Cleared / Material = Grade A - Received certified settlement statement for departing residence
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	8bb94479-2eb3-4a78-a08a-09b007c52bf4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title- Lender Title Insurance and Title- Settlement/Closing Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C.  Provide corrected CD and LOE to the Borrower.
11/07/2017: Finding is deemed non-material with a final rating of a 2.
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	dd11810c-04c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	cab09713-03c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	A Recording Fee was not reflected in section E of the Closing Disclosure despite evidence of a Deed of Trust in the file.		11/07/2017: Finding is deemed non-material with a final rating of a 2.
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	1b0727f0-00c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.		11/22/2017: Cleared / Material = Grade A - Received certified settlement statement for departing residence
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	4efa5075-01c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application was not provided. Page 1 is missing.		11/17/2017: Cleared / Material = Grade A - Received 1st page of the final 1003
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	1f382087-00c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XX,XXX.XX shortage of funds to close.		11/22/2017: Cleared / Material = Grade A - Received certified settlement statement for departing residence
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665237	3215e8a7-02c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/07/2017: Finding is deemed non-material with a final rating of a 2.
 Years in Primary Residence Borrower has been in primary residence for over a year; Years in Field Borrower has been in his flied for over a year; Full Documentation Borrower provided full documentation

300665238	38cded27-f6c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Property Taxes were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Additionally, the Seller Closing Disclosure reflects Seller paid transactional fees in Section H, which should also be reflected in the Seller-paid column of their respective Section on the Borrower's final Closing Disclosure.
11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies
300665238	bac64c6c-af39-419a-94f4-c74dd21f933e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Additionally, the Title – Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.
11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies
300665238	27d8853e-edc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665239	783600fe-39c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not listed in section B of the final Closing Disclosure. All loan cost associated with the transaction must be listed in a table under the heading of "loan cost". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5)
11/07/2017: This finding is deemed material and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI pf 26.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 4 years in Field

300665239	bc012cfa-9bc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party Valuation tool missing from file, due diligence form will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI pf 26.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 4 years in Field

300665239	88d7cbd4-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final Closing Disclosure Reflects Homeowners Association Dues in Section F versus Section H.		11/16/2017: Prepaid HOA acceptable in Sec F.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI pf 26.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 4 years in Field

300665240	a0e73b9c-f3c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage for missing evidence of property taxes and homeowners insurance for departing property.		11/20/2017 - Mortgage statement provided, with confirmation of PITI. OK per DU in file.
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665240	3081c2d7-00c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared / Material = Grade A – CDA Received
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665240	4ba78025-e7a6-432c-b038-25d5e913aa00	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/07/2017: Finding is deemed non-material with a final rating of a 2.
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665240	33012eb3-c82e-4a40-8c7c-1da8e10d7ee2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		11/07/2017: Finding is deemed non-material with a final rating of a 2.
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665240	1eac7475-f1c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for departing residence on the final application not provided. The mortgage statement does not reflect a breakdown of the escrow payment.		11/20/2017 - Mortgage statement provided, with confirmation of PITI. OK per DU in file.
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665240	fa72b16a-fbbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.		11/20/2017- FEMA report cleared
 Years in Field Co-Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717

300665241	327c512e-eac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert fee in Section B; however, a Flood Cert was obtained. The fee is required to be disclosed regardless of by whom it was paid. Additionally, the Title - Notary Fee reflects an invalid payee, the actual service provider should be listed. Further, the Title - Escrow Fee should be disclosed in Section C with the other title fees as the Borrower shopped for title and did not choose the provider on the XXXX.
11/07/2017 - Finding is deemed immaterial and rated a B.
300665241	3947941a-3fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file.		11/17/2017: Cleared / Material = Grade A - Received initial CD dated XX/XX/XXXX
300665241	bfec5891-eac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final CD reflects a fee for Natural Hazard Disclosure in Section K versus Section H. Additionally, the CD reflects a specific seller credit for Owner's Policy in Section L versus the seller-paid column of Section H. The seller CD reflects the Seller paying $X,XXX.XX for Owner's Title, but the Buyer's CD reflects portions in H and L; the entire amount should be in H.
11/07/2017 - Finding is deemed immaterial and rated a B.
300665241	5bf099e7-3cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/17/2017: Cleared / Material = Grade A – CDA Received
300665242	c73ab4dc-2fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/7/2017: This finding is not material. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665242	03f574e1-9c4e-4c93-b9db-c6b3d6603b7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665242	ef24c3ff-2ec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665242	6aa849da-e9c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Purchase Contract	The addendum to the purchase contract with the correct purchase price was not provided.		11/17/2017: Cleared / Material = Grade A - Received updated purchase contract
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665242	66165217-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX. Cure provided per lender credit on final CD.
11/7/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665242	801b2b1e-2fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure dated XX/XX/XXXX.		11/17/2017: Cleared / Material = Grade A - Received initial CD dated XX/XX/XXXX
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.60 months reserves

300665244	7c4f4dfb-d1c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final CD discloses an invalid payee for Transfer Taxes in Section E. The CD reflects the title company versus the name of the actual taxing authority.		11/07/2017 - Finding is deemed non-material and rated a B
300665244	b8b51c4c-f390-47b8-9cb1-b31e37654c67	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.		11/07/2017 - Finding is deemed non-material and rated a B
300665244	cadba92b-d2c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose a Flood Cert Fee in Section B; however, a Flood Cert was obtained. The fee should be disclosed regardless of by whom it was paid.		11/07/2017 - Finding is deemed non-material and rated a B
300665244	d0440360-18c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.		11/20/2017 - XXXX report cleared
300665244	045bc509-21c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/17/2017: Cleared / Material
300665245	38b63408-7548-4566-9f17-5608858f631e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/7/2017: This finding is not material. Loan will be graded B for all agencies			Years in Field Borrower has 6 years in same field.
300665245	eeef2f30-dac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate dated XX/XX/XXXX is missing from the loan file. Additional conditions may apply upon receipt.		11/21/2017: Cleared / Material = Grade A - Received LE dated XX/XX/XXXX which is the rate lock LE and added rate lock fee			Years in Field Borrower has 6 years in same field.
300665245	c3cd7065-8a40-4d1d-96e7-0fe443688a5b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Years in Field Borrower has 6 years in same field.
300665245	3f4c8cda-d9c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received			Years in Field Borrower has 6 years in same field.
300665245	62191303-91c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review: 43.45% > 43% minimum credit score required per client.		11/20/2017 - cleared with DU.			Years in Field Borrower has 6 years in same field.
300665245	806e4a4f-dac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title – Notary Fee in section C of the final Closing Disclosure is missing the name of the service provider.		11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Years in Field Borrower has 6 years in same field.
300665245	4229905f-dac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Years in Field Borrower has 6 years in same field.
300665245	b40e8e73-dac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Real Estate Broker Fee in section H of the final Closing Disclosure is missing the name of the service provider.		11/7/5017: Non-material per XXXX guidance. Loan will be graded B for all agencies			Years in Field Borrower has 6 years in same field.
300665246	ecf69636-21c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure lists Homeowners Association Dues were collected. Homeowners Association Dues belong in Section H. Provide re-disclosed CD and letter of explanation.
																11/16/2017: Prepaid HOA acceptable in Sec F			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	9fb00157-1dc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/06/2017: Finding deemed non-material and rated a B			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	3275023c-29ba-40cc-88f4-65fd4df29779	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Broker's Affiliated Business Disclosure not provided within 3 business days of application date.		11/06/2017: Finding deemed non-material and rated a B			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	df741ce6-20c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the checkmark and explanation HOA for the field Other.		11/16/2017: Non-material per XXXX guidance. Loan will be graded B for all agencies			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	fc527df4-1fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	Missing PUD Rider.
HOA Dues that are listed on the Closing Disclosure are actually special assessments (XXXXX XXXXXXXX Assessment Fee) that are slightly different than a true HOA. The properties are not located in a PUD and are correctly closed as SFR. They are located in a XXXXX XXXXXXXX Community which is not considered a PUD.
																11/20/2017: Cleared / Material = Grade A - Prop not located in a PUD			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	ebb7fb41-20c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Appraisal was missing PUD information per file contents. Please provide updated appraisal or addendum that property is PUD.
HOA Dues that are listed on the Closing Disclosure are actually special assessments (XXXXX XXXXXXXX Assessment Fee) that are slightly different than a true HOA. The properties are not located in a PUD and are correctly closed as SFR. They are located in a XXXXX XXXXXXXX Community which is not considered a PUD.
																11/20/2017: Cleared / Material = Grade A - Prop not located in a PUD			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665246	17e32164-f4bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared / Material = Grade A – CDA Received			FICO is higher than guideline minimum 788 FICO score; DTI is lower than guideline maximum 26.23% DTI < 43% max per guidelines; Years on Job Borrower on same job 10 years
300665247	70e3fa27-28c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Homeowners Association Dues paid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g) (2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/06/2017: A post close CD reflects the number of months. This finding is deemed non-material with a final rating of a 2.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	b0648976-27c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Client Overlay Exception, Client to Review: Missing XXXX Balance Sheet for Schedule E business reflected on the Borrowers' XXXX personal tax return.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
11/20/2017 - Per DU in file, documentation is not required to meet TQM regulation.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	9289c066-09c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
11/21/2017: Invalid Finding - Original policy shows $XXX,XXX coverage for reconstruction
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	c66cbfb3-08c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/16/2017: Cleared / Material = Grade A – CDA received
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	44b2891d-f550-49cc-adb2-49f52f1f90c5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/06/2017: This finding is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	732f3488-27c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Client Overlay Exception, Client to Review: Missing XXXX YTD P&L for Schedule E business reflected on the Borrowers' XXXX personal tax return.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
11/20/2017 - Per DU in file, documentation is not required to meet TQM regulation.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665247	46171fa4-29c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		11/06/2017: This finding is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 22.6 months’ reserves ; Years on Job Borrower has 9 years on job

300665248	f389eee3-817d-4f13-88cb-fb8947b64731	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date.		11/7/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years in Field Borrower has 2 yrs in same field.
300665248	942a5da3-8ac5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Client Overlay Exception: Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. File is missing two years of US tax returns.
																11/17 - Borrower's citizenship verified as required by DU.			Years in Field Borrower has 2 yrs in same field.
300665248	d54eb6d0-05b7-401a-814d-3582a54af1a8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final CD reflects State Tax/Stamps in Section E; however, the Seller CD reflects this figure as 2nd half Property Taxes which should be reflected in Section F.		11/7/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years in Field Borrower has 2 yrs in same field.
300665248	f8403955-29c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Years in Field Borrower has 2 yrs in same field.
300665248	df690314-cdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. Initial Loan Estimate dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XXX%) with no resulting COC for any subsequent disclosures. Final Closing Disclosure reflects a charge of $XXX.XX for a variance/refund required of $X.XX to meet XX% threshold. Cure provided per lender credit on final CD.
																11/7/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded B for all agencies			Years in Field Borrower has 2 yrs in same field.
300665248	bd7a2215-d918-49e4-abc7-e2dad41a4522	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/7/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years in Field Borrower has 2 yrs in same field.
300665248	29381539-daf3-4051-ac42-422f1fbc6cb0	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.		11/7/2017: This finding is not material. Loan will be graded B for all agencies			Years in Field Borrower has 2 yrs in same field.
300665249	c1c534d6-38c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Homeowners Association Dues paid in Section F.  Under 1026.37(g)(2)(i)-(iv) and 1026.38(g) (2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/06/2017: Finding is deemed non-material with a final rating of a 2.
300665249	0f58494b-38c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.
The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.  Provide corrected CD and LOE to the Borrower. The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX%. Provide corrected CD and LOE to the Borrower."The CD reflects Total Interest Percentage (TIP) of 69.320% vs actual TIP of 69.285% with a difference of 0.035%. Provide corrected CD and LOE to the Borrower."
11/06/2017: Finding is deemed non-material with a final rating of a 2.
300665249	c7e836f6-37c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure
File is missing the Affiliated Business Disclosure.  If the lender is not affiliated with any other businesses, please provide an attestation stating such.  File is missing the Affiliated Business Disclosure for the broker.  If the broker is not affiliated with any other businesses, please provide an attestation stating such.
11/06/2017: Finding is deemed non-material with a final rating of a 2.
300665249	419211e5-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD as the Points has increase from $X.XX to $X,XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.		11/16/2017: Invalid finding - COC forms are not required
300665249	b5765414-1cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/16/2017: Cleared / Material = Grade A – CDA received
300665249	7a0fcaec-39c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/17/2017: Cleared / Material = Grade A - Received evidence of rate lock date
300665249	bffac43a-39c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX shows the rate as locked with a Discount Fee of $XXX.XX.  Final CD reflects a Discount Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

In regards to the below condition, it is possible for the discount points to increase because the loan amount has decreased. There are additional LLPA’s that may apply when the LTV goes down and that is what happened here. The LTV went from XX% to XX% and this was the applicable LLPA for that. Can you please re-review and clear the condition based on this additional information?

11/22/2017: Cleared / Material = Grade A - Cleared11/21/2017: Please provide a valid COC as to why this fee increased. A loan amount decrease would not cause the discount fee to increase11/17/2017: Lock history shows the rate locked on XX/XX/XXXX w/ Discount Fee of X.XXX%; however, the Discount Fee was initially disclosed at X.XXX%. No valid COC provided for the increase

300665249	e6b1594a-5722-42ea-ab3a-efefa0b2b6b1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/06/2017: Finding is deemed non-material with a final rating of a 2.
300665250	0b38160a-07c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}

300665250	d6d7d600-46c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender. Broker ABD provided in file.		11/06/2017 - Loan will be Graded a B for all agencies.
300665250	033a1d83-45c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665251	377952de-3aac-41c3-ba71-f3328206079a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Exception is deemed non-material with a final rating of a “2”.
300665251	24bbf045-1bc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665251	5cb6609f-7a99-4ff9-a66a-06d131480e37	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Mortgage Recording Fee is not listed in section E of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Exception is deemed non-material with a final rating of a “2”.
300665251	c98f883e-93e1-4afb-8e92-7fad4ba46147	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of ($X,XXX.XX resulting in a variance of $XX.XX.		Tolerance cure was provided.
300665253	6882b2c5-53c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Borrower has 20  years Self Employed

300665253	ec547b8f-ccc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the number of months for which HOA was prepaid in Section F.		11/07/2017 - Correction made on amended CD; however, cure rating is also 2. Finding will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Borrower has 20  years Self Employed

300665253	4c839c28-6845-416b-92ca-15bf64e7ee13	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
Affiliated Business Disclosure not provided within 3 business days of application date. It should be noted; the document was not dated; therefore, the signature date was used for timing. Please provide evidence Affiliated Business disclosure was sent as part of initial disclosure doc set.
11/07/2017: finding deemed non-material graded a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Borrower has 20  years Self Employed

300665253	73ed3d9a-51c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/16/2017: finding deemed non-material graded a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Borrower has 20  years Self Employed

300665253	1fea3208-ce9e-4e36-9de9-10c73609b6f4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX,XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
11/16/2017: finding deemed non-material graded a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Borrower has 20  years Self Employed

300665254	a4ae8453-bcc1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E
Transfer Taxes on final CD are $XX,XXX.XX. LE dated XX/XX/XXXX lists Transfer Taxes as $XX,XXX.XX. This fee is a X% tolerance fee.  Lender tolerance cure of $XXX.XX is required.  Section J reflects no tolerance cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/16/2017: Transfer tax was paid by seller - Invalid finding11/04/2017: Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum 8.70 months reserves > 0.00 required; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0.00 required; Years in Primary Residence Borrower has lived in primary residence for 3 years

300665254	c605920c-02c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Legal Residency
Client Overlay Exception, Client to Review – For non-permanent resident Client overlay requires a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. The loan file contains a pay stub and prior year W2 however, the two years of US tax returns were not included.
11/17 - Borrower's citizenship verified as required by DU.
 Reserves are higher than guideline minimum 8.70 months reserves > 0.00 required; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0.00 required; Years in Primary Residence Borrower has lived in primary residence for 3 years

300665254	2f376e49-83c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/09/2017: Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum 8.70 months reserves > 0.00 required; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0.00 required; Years in Primary Residence Borrower has lived in primary residence for 3 years

300665254	23b52e47-fcc2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure lists HOA dues were collected. HOA dues belong in section H. Provide re-disclosed CD and letter of explanation.		11/16/2017: Prepaid HOA acceptable in Sec F
 Reserves are higher than guideline minimum 8.70 months reserves > 0.00 required; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0.00 required; Years in Primary Residence Borrower has lived in primary residence for 3 years

300665254	58c52399-03c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Reserves are higher than guideline minimum 8.70 months reserves > 0.00 required; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0.00 required; Years in Primary Residence Borrower has lived in primary residence for 3 years

300665257	98702cef-c3d4-4817-84cb-72b91a0625eb	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Additionally, the Survey Fee in section B of the final Closing Disclosure is missing the name of the service provider.
																11/7/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665257	8429ec97-3397-4921-bbc3-b6c0895a301d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	WLSP is missing a service provider for the Survey which was disclosed in Section C on the Loan Estimate dated XX/XX/XXXX.		11/7/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665257	1b63ec67-189a-46f3-87f2-1c8ee1b3233d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX. Cure provided per lender credit on final CD.
																11/7/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665257	8b31c227-891d-4509-8ada-aec2197d721f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/7/2017: This finding is not material. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665257	df08c689-2ec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received			Years on Job Borrower has 13 years on job
300665257	1624dc62-31c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Closing Disclosure from departing residence evidencing liens paid and netting sufficient cash to close and/or reserves was not provided. Additional conditions may apply.		11/17/2017: Cleared / Material = Grade A - Received final/signed settlement statement for departing residence			Years on Job Borrower has 13 years on job
300665257	f1e46548-7162-4576-80b6-4c8217aa4d74	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		11/7/2017: This finding is not material. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665257	61364317-c2c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title – Lender Title Insurance Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Title – Lender Title Insurance Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
																11/7/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies			Years on Job Borrower has 13 years on job
300665258	2dbe7817-16c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose a Flood Cert fee in Section B; however, a flood cert was obtained. The fee is required to be disclosed regardless of by whom it is paid.		11/06/2017 - Finding is deemed immaterial and rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300665258	61efc619-13c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD reflects a specific seller credit for Owner's Title in Section L versus the seller-paid column of Section H.		11/06/2017 - Finding is deemed immaterial and rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300665258	d80e49a0-04c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300665260	078050d2-48c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years in Field Borrower has 5.3 years on job

300665260	a5912248-49c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimates reflects an Appraisal fee $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects an appraisal fee of $XXX.XX resulting in a $X.XX refund due for cure. Cure provided on post consummation CD.
11/02/2017 Lender Provided Corrected CD, tolerance cured Finding deemed material graded a B
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years in Field Borrower has 5.3 years on job

300665260	924b0005-83f8-4cbd-8447-52840f5a5e55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure provided is dated XX/XX/XXXX and application date is XX/XX/XXXX.		11/09/2017: Exception is not material and rated a B
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Years in Field Borrower has 5.3 years on job

300665261	c8536f2e-11c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.		11/21/2017: Cleared / Material = Grade A - Received appraisal with APN matching title and mortgage
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 45 months' payment history with no late payments reported.

300665261	c972a66e-c6c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 45 months' payment history with no late payments reported.

300665261	d4faa55f-0fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		11/04/2017: Finding is deemed non-material with a final rating of B
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 45 months' payment history with no late payments reported.

300665261	f4a556b2-e9d4-4085-83e2-c446b5e28e5f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/04/2017: Finding is deemed non-material with a final rating of B
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 45 months' payment history with no late payments reported.

300665261	da3cdb86-73c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The  Title - Lender Title Insurance is reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the Title - Lender Title Insurance. The Title - Lender Title Insurance should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.
11/09/2017: Finding is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.21%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 45 months' payment history with no late payments reported.

300665262	4e4fbbd4-a04d-476d-968b-f679ebbc3fa3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/09/2017: This finding is deemed material and rated a B
300665262	5f14caae-ab07-4ffb-a95d-ed2cf2bc612f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		11/03/2017: This finding is deemed material and rated a B
300665262	f75525af-a4c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The state taxes are reflected in section E of the final Closing Disclosure missing name of payee. Provide corrected CD and LOE to the Borrower.		11/03/2017: This finding is deemed material and rated a B
300665262	df928be2-5361-43a4-8be8-25c60d8c747d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the special assessment of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

HOA Dues that are listed on the Closing Disclosure are actually special assessments (Metro District Assessment Fee) that are slightly different than a true HOA. The properties are not located in a PUD and are correctly closed as SFR. They are located in a Metro District Community which is not considered a PUD.
11/20/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665262	2ed9a746-a5c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure reflects an HOA fee payment but the appraisal reflects this fee is for special assessment. The appraisal does not identify the property in a PUD with HOA dues.

HOA Dues that are listed on the Closing Disclosure are actually special assessments (Metro District Assessment Fee) that are slightly different than a true HOA. The properties are not located in a PUD and are correctly closed as SFR. They are located in a Metro District Community which is not considered a PUD.
11/20/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665262	3e68f053-90c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665262	d4e41abe-8dd8-473c-bcb1-33bbbe30e295	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/03/2017: This finding is deemed non-material and rated a B
300665262	e23b23a3-01b3-4303-8c35-cff579f86597	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		11/03/2017: This finding is deemed non-material and rated a B
300665263	2b9e0d6e-cbc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Also, the Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider (Notary Public as payee is insufficient).  Provide corrected CD and letter of explanation to the Borrower.
11/03/2017: This finding is deemed non-material with a final B rating.
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665263	4a308837-c6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing. Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665263	2e7bbeb5-c8c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Cure provided on post consummation CD.		11/03/2017: This finding is deemed non-material with a final B rating.
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665263	5eec7f05-78c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list the payee for the Homeowner's Insurance Premium. Cure provided on post consummation CD.		11/16/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665263	c47e20de-78c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Legal Residency
Client Overlay Exception, Client to Review: Missing documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease
11/17 - Borrower's citizenship verified as required by DU.
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665263	7bb954db-fee6-4c51-8dc6-c1d4ac6fd8d3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/03/2017: This finding is deemed non-material with a final B rating.
 DTI is lower than guideline maximum UW guideline requires DTI of 43%, loan qualifies with 23.18% DTI.; FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 730.; Reserves are higher than guideline minimum UW requires  0  months reserves, loan qualifies with 8 months resereves.

300665358	99c4fe9e-b080-4d7a-abc4-c74f4204fb10	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/20/2017: Cleared / Material = Grade B - Received corrected CD, letter of explanation, proof of delivery and ROR
300665358	eeaabaa2-bbc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665358	ad68b26c-fcf8-42f1-863f-132906beb07a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable
11/20/2017: Cleared / Material = Grade B - Received corrected CD, letter of explanation, proof of delivery and ROR
300665358	4f8fa056-0b7b-4dfa-9764-f13c7dec693e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Years 1 - 30 as $X,XXX.XX, the calculated payment amount for Years 1 - 30 is $X,XXX.XX. The lender did not include the correct amount for hazard insurance of $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable
11/20/2017: Cleared / Material = Grade B - Received corrected CD, letter of explanation, proof of delivery and ROR
300665359	8d535e07-2fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX and a sub escrow fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX and sub escrow fee of $XX.XX resulting in a $XX.XX refund due for cure. Post cure corrected CD in file.
11/06/2017: Corrective CD in file. Finding will graded B for all agencies.
300665359	ef597772-13c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665359	baeeeeb2-16c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Missing FEMA disaster area inspection. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665359	d0328b5a-8ae4-4f35-a500-aacb49117b36	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file for Lender is not executed.		11/06/2017: Finding deemed non-material and graded B for all agencies.
300665360	674d1fe2-1fc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file for Lender not executed.		11/10/2017 - Finding is deemed immaterial and graded B for all agencies.
300665360	c394668d-20c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665360	43145a5e-a5c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	Mortgage in file is missing page 1, 3-16. The full mortgage in file is not for the subject property, however, page 2, legal description and PUD rider are in the file.		11/14/2017: Cleared / Material = Grade A – Received copy of missing pages
300665360	6ab6be10-20c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the payee for prepaid property taxes in Section F.		11/10/2017 - Finding is deemed immaterial and graded B for all agencies.
300665360	91f3c9d9-17c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Title-Sub Escrow Fee and Appraisal Fee of $XX.XX and $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Title-Sub Escrow Fee and Appraisal Fee of of $XX.XX and $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Lender credited borrowers on post close CD $XX.XX.
300665360	9ff5fe7c-dbc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
300665361	5f53e151-0ec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for REO properties #2 and #3 on the final 1003 was not provided.		11/20 - Schedule E provided.			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665361	8b0f149e-c4c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665361	809bd65f-702a-44e2-a480-75cc64f7100f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.
																11/6/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665361	1ac9e6ab-0c70-4736-b82f-2c483231d957	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure is not executed.		11/6/2017: This finding is not material. Loan will be graded B for all agencies			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665361	2ad8936d-0fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of XX/XX/XXXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $.XXX.XX refund due for cure. Cure provided per lender credit on final CD.
																11/6/2017: Final CD shows a sufficient tolerance cure. Loan will be graded B for all agencies.			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665361	5d27d3b8-d7c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20 - FEMA report cleared.			Years in Primary Residence Borrower has resided in subject for 35 years; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
300665362	1c3e7e7c-b8c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation took missing from the file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665362	4011e4aa-18c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Recording Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		11/09/2017: Finding deemed non-material and rated a B
300665363	cf0457fb-d6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.		11/17/2017: Cleared / Material = Grade A - Received 4506-T signed at application
 Years in Primary Residence Borrowers have resided in subject for 45 years; No Mortgage Lates No Mortgage Lates have occurred within the past 99 reported months; Years on Job Co-Borrower has 8 years on job

300665363	e5800f5f-d9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/ reflects no Appraisal Fee and has no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Invalid Finding: Received COC form stating a recertification was required. The original loan file showed the recertification invoice so this finding was invalid
 Years in Primary Residence Borrowers have resided in subject for 45 years; No Mortgage Lates No Mortgage Lates have occurred within the past 99 reported months; Years on Job Co-Borrower has 8 years on job

300665363	1e98ada9-cac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Years in Primary Residence Borrowers have resided in subject for 45 years; No Mortgage Lates No Mortgage Lates have occurred within the past 99 reported months; Years on Job Co-Borrower has 8 years on job

300665363	c8cec7fc-03c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage. LP requires an executed 4506-T at application and at closing. 4506-T signed at application not provided.		11/17/2017: Cleared / Material = Grade A - Received 4506-T signed at application
 Years in Primary Residence Borrowers have resided in subject for 45 years; No Mortgage Lates No Mortgage Lates have occurred within the past 99 reported months; Years on Job Co-Borrower has 8 years on job

300665363	a32538f3-07c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of co-borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
11/17/2017: Invalid Finding - There were 6 days between the date of the initial CD and consummation
 Years in Primary Residence Borrowers have resided in subject for 45 years; No Mortgage Lates No Mortgage Lates have occurred within the past 99 reported months; Years on Job Co-Borrower has 8 years on job

300665364	eb0ed44b-dac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; Years in Primary Residence Borrower has resided in subject for 5.5 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60 months’ payment history with no late payments reported

300665364	80ae50ec-ffc2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose the payee of the HOA Certification Fee in Section B.		11/06/2017 - Finding is deemed immaterial and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; Years in Primary Residence Borrower has resided in subject for 5.5 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60 months’ payment history with no late payments reported

300665364	c92c3c77-01c2-434d-8b53-ca7d80bfb4a9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/06/2017 - Finding is deemed immaterial and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763; Years in Primary Residence Borrower has resided in subject for 5.5 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60 months’ payment history with no late payments reported

300665365	6f91979b-4f69-479e-b085-32383490bc05	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure is not executed.		11/6/2017: This finding is not material. Loan will be graded B for all agencies
300665365	e4b65423-fec2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665365	c339d066-b406-4aa7-a8c0-f43de6eef7d6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The final CD reflects Title – Other and the LE dated XX/XX/XXXX reflects Title – Wire Transfer Fee. The naming convention is not consistent.		11/6/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665368	e837d0b2-02c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an under-disclosure of $XX.XX. Corrected CD in file dated XX/XX/XXXX.		11/10/2017 - Sufficient cure in file. Finding will be rated B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 63 months payment history with no late payments reported; Years in Field Borrower has 4 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300665368	85e9c4c0-c9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 63 months payment history with no late payments reported; Years in Field Borrower has 4 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300665369	2cadfc16-ad86-4f09-b5f6-9ea8528269ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The first disclosed LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/22/2017: Cleared Post Closing / Material = Grade B – Received corrected CD, evidence of Refund to the Borrower for $XX.XX, letter of explanation and proof of delivery to the Borrower.
300665369	f5687110-bd43-4903-8f67-320fda165207	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in the file for the Lender is unexecuted.		11/10/2017 - Finding is deemed immaterial and graded B for all agencies.
300665369	2ca70706-0bc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665370	15df0257-eabf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665370	15df0257-eabf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared CDA received
300665372	e113c32f-e8c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665374	062f17e8-f875-4f64-b088-cd09bc072d83	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Appraisal Fee and has no resulting CoC for any subsequent disclosures. The final CD dated reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/03/2017: Sufficient cure given on final CD. Finding deemed non-material and rated a B
 No Mortgage Lates No Mortgage Lates have occurred within the past 32 reported months; Years in Primary Residence The borrower has been in the primary residence for 6 years; Years on Job The borrower has been on the Job for 6 years

300665374	f02aee04-a3c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 No Mortgage Lates No Mortgage Lates have occurred within the past 32 reported months; Years in Primary Residence The borrower has been in the primary residence for 6 years; Years on Job The borrower has been on the Job for 6 years

300665374	89741dc1-85c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure for the Lender is not signed.		11/09/2017 - Finding is deemed immaterial and graded B for all agencies.
 No Mortgage Lates No Mortgage Lates have occurred within the past 32 reported months; Years in Primary Residence The borrower has been in the primary residence for 6 years; Years on Job The borrower has been on the Job for 6 years

300665374	a93bd89f-debf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days prior to the note date as required by lender's guidelines was not provided for borrower's primary employment.		11/16/2017: Cleared / Material = Grade B - VVOE dated post consummation, but less than 30 days after Note
 No Mortgage Lates No Mortgage Lates have occurred within the past 32 reported months; Years in Primary Residence The borrower has been in the primary residence for 6 years; Years on Job The borrower has been on the Job for 6 years

300665374	9f1cc075-4bbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 No Mortgage Lates No Mortgage Lates have occurred within the past 32 reported months; Years in Primary Residence The borrower has been in the primary residence for 6 years; Years on Job The borrower has been on the Job for 6 years

300665375	830e26c1-cc80-4de7-a3ea-f2005bedb5a4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.		11/6/2017: Finding is deemed immaterial and graded B for all agencies.
300665375	3b3ad5bb-82c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and unacknowledged. The date of consummation is less than 6 days later. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
11/17/2017: Cleared / Material = Grade A - Received disclosure tracker showing CD was viewed on X/XX/XXXX
300665375	fb9cd539-f4c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA review is missing from the file.		11/16/2017: Cleared / Material = Grade A – CDA received
300665377	9aba9bd3-26c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided on post consummation CD.
11/06/2017: Post funding CD cure for XX.XX listed.
300665377	1dd58a19-17c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665381	10ea56e0-e6bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 Reserves are higher than guideline minimum Reserves are 21 months to required 0; No Mortgage Lates 9 mos. on current no lates - 84 on prev. mortgage no lates; FICO is higher than guideline minimum FICO 742 > 680 Min.

300665381	ae251303-f0bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		11/03/2017: Finding is deemed non-material with a final rating of 2.11/09/2017 - Finding is out of scope.
 Reserves are higher than guideline minimum Reserves are 21 months to required 0; No Mortgage Lates 9 mos. on current no lates - 84 on prev. mortgage no lates; FICO is higher than guideline minimum FICO 742 > 680 Min.

300665381	e5e42e7b-aec0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Applications are missing Ethnicity and Race. Borrower has not checked the box for I do not wish to furnish this information		11/14/2017: Cleared / Material = Grade A - Lender provided initial 1003 with "I do not wish to furnish this information" checked
 Reserves are higher than guideline minimum Reserves are 21 months to required 0; No Mortgage Lates 9 mos. on current no lates - 84 on prev. mortgage no lates; FICO is higher than guideline minimum FICO 742 > 680 Min.

300665381	64e06d46-8f57-4e02-bed2-1e5dc97c8de3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/03/2017: Finding is deemed non-material with a B final rating.
 Reserves are higher than guideline minimum Reserves are 21 months to required 0; No Mortgage Lates 9 mos. on current no lates - 84 on prev. mortgage no lates; FICO is higher than guideline minimum FICO 742 > 680 Min.

300665381	1f86e1a2-7dc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title fees are reflected in Section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.
11/09/2017 - Finding is deemed immaterial and graded B for all agencies.
 Reserves are higher than guideline minimum Reserves are 21 months to required 0; No Mortgage Lates 9 mos. on current no lates - 84 on prev. mortgage no lates; FICO is higher than guideline minimum FICO 742 > 680 Min.

300665382	14b9b308-a1c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage as DU requires a VVOE within 10 business days prior to the note date. The VVOE is dated post loan consummation.		11/16/2017: Cleared / Material = Grade B - VVOE dated post consummation, but < 30 days after Note
300665382	0dfae222-a1c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title – Sub Escrow Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Title – Sub Escrow Fee of $XX.XX resulting in a $X.XX refund due for cure. Cure provided per lender credit on final CD.
11/3/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies
300665382	68581c33-7f82-445a-88fa-1470dbcb748e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/3/2017: This finding is not material. Loan will be graded B for all agencies
300665382	7ac9288b-d5bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665382	39de9d79-a0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain 3rd party verification of employment	DU requires a VVOE within 10 business days prior to the note date. The VVOE is dated post loan consummation.		11/16/2017: Cleared / Material = Grade B - VVOE dated post consummation, but < 30 days after Note
300665382	1dd03b1c-d6bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665385	e94b7296-50c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of XX/XX/XXXX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Fee of $XXX.XX for a variance/refund required of ($X.XX). Lender provided cure on Final CD.
11/03/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will have final rating of B.
300665385	bfbc4ed2-4fbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665385	ce290a46-47bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665385	70e6c9af-3ced-414d-9a03-d22a6c416710	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Title - Sub Escrow Fee of $XX with no resulting COC for any subsequent disclosures. The CD reflects a Title - Sub Escrow Fee of $XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. (Sufficient cure was provided on Funding CD - graded a B)
11/09/2017 - Sufficient cure was provided on Funding CD. Finding will be graded B for all agencies.
300665387	2220b941-c6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/09/2017 - Evidence of lock date in file.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves; Years Self Employed Borrower has 42 years Self Employed
300665387	fc116b0f-c6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves; Years Self Employed Borrower has 42 years Self Employed
300665387	85ee4319-c6c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The initial and final 1003 are missing required HMDA information for the Borrower.		11/14/2017: Cleared / Material = Grade A - Received initial 1003 with "I do not wish to furnish this info" checked			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves; Years Self Employed Borrower has 42 years Self Employed
300665387	32440d9d-b0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD dated reflects an Appraisal Fee of $XXX.XX of resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD
																11/3/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves; Years Self Employed Borrower has 42 years Self Employed
300665387	ed1722e4-75c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Lender Affiliated Business Disclosure is not executed		11/09/2017 - Finding is deemed immaterial and graded B for all agencies.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves; Years Self Employed Borrower has 42 years Self Employed
300665388	27534338-69bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Final 1003 provided does not have borrower's updated employment or income that was submitted to DU.		11/14/2017: Cleared Post Closing / Material = Grade A - Received a revised 1003 which now reflects the borrower's current job and the income submitted to DU for approval.			Years in Field Borrower has 25 years in field.; No Mortgage Lates Credit Report reports no lates in last 13 months.; CLTV is lower than guideline maximum Loan closed with CLTV of 62.50%.
300665388	d3f5ad84-94c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report or third party valuation was not provided.		11/17/2017: Cleared / Material = Grade A – CDA Received			Years in Field Borrower has 25 years in field.; No Mortgage Lates Credit Report reports no lates in last 13 months.; CLTV is lower than guideline maximum Loan closed with CLTV of 62.50%.
300665388	66a10c75-97c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Loan Estimates reflect an Appraisal Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The final CD reflects Appraisal Fees of $XXX.XX, resulting in a $XX.XX refund due for cure.		11/03/2017 - Sufficient tolerance cure on final CD. Finding will be graded B for all agencies.			Years in Field Borrower has 25 years in field.; No Mortgage Lates Credit Report reports no lates in last 13 months.; CLTV is lower than guideline maximum Loan closed with CLTV of 62.50%.
300665388	0913e832-e4c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title Recording Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower		11/3/2017: Exception is deemed non-material with a final rating of a B			Years in Field Borrower has 25 years in field.; No Mortgage Lates Credit Report reports no lates in last 13 months.; CLTV is lower than guideline maximum Loan closed with CLTV of 62.50%.
300665388	aa57c221-95c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the payee, the actual taxing authority, for prepaid property taxes in Section F.		11/03/2017 - Cured on amended CD; however, cure rating is also 2. Finding is deemed immaterial and rated a B.			Years in Field Borrower has 25 years in field.; No Mortgage Lates Credit Report reports no lates in last 13 months.; CLTV is lower than guideline maximum Loan closed with CLTV of 62.50%.
300665389	b380a225-abbb-4cb5-86f4-8f32f029f92d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		11/03/2017: This finding is deemed non-material with a final rating of 2.
300665389	c306e528-e1bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665389	0b97843c-99c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated XX/XX/XXXX as the loan amount has increased from $XXX,XXX to $XXX,XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
11/14/2017: Invalid finding. COC form not required for TRID loans11/09/2017 - The COC was loan amount increase and could be determined from docs in file. COC form not required.
300665391	c49c4504-662b-4c13-bd6b-07ebb1c77f84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Disbursement Date. Cure provided on post consummation CD.		11/3/2017: Post Consummation provides a cure. Loan will be graded B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.4 months reserves

300665391	6410b203-07c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.		11/21/2017: Cleared / Material = Grade A - Updated Guidelines provided with minimum credit score requirement of XXX.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.4 months reserves

300665391	128f47e6-93c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.4 months reserves

300665391	7141c523-94c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within XX business days prior to the note date. The VVOE is dated post loan consummation.		11/16/2017: Cleared / Material = Grade B - VVOE dated post consummation, but < XX days after Note
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.4 months reserves

300665391	628d8edf-03c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.4 months reserves

300665393	d2205132-fdbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
11/09/2017: Cost estimator provided in file reflects sufficient insurance coverage.
 Years in Primary Residence Borrower in residence 14 years; Years on Job Borrower has 10 years on job; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300665393	b7561908-0ec0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list payee name for Property Taxes. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
11/14/2017: Cleared / Material = Grade A - Received LOX and re-disclosed CD
 Years in Primary Residence Borrower in residence 14 years; Years on Job Borrower has 10 years on job; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300665393	fe0496b8-f9bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Years in Primary Residence Borrower in residence 14 years; Years on Job Borrower has 10 years on job; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300665393	6eababae-20e6-4c59-a4b9-820da490ee6e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/03/2017: Sufficient cure given on Final CD. Finding deemed non-material and rated a B.
 Years in Primary Residence Borrower in residence 14 years; Years on Job Borrower has 10 years on job; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300665393	fcf848ed-fabf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
 Years in Primary Residence Borrower in residence 14 years; Years on Job Borrower has 10 years on job; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300665394	7e1177c5-d4bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 Years on Job Borrower has 20 years on the same job; Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required; Years in Primary Residence Borrower has 15 years at primary residence

300665394	6abe6323-0ac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review – DTI XX.XX% >XX% max guidelines per client guidelines.		11/20/2017 - DTI within DU Guidelines
 Years on Job Borrower has 20 years on the same job; Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required; Years in Primary Residence Borrower has 15 years at primary residence

300665394	e756765b-3dbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
 Years on Job Borrower has 20 years on the same job; Disposable Income is higher than guideline minimum $XXXX.XX disposable income > $0 required; Years in Primary Residence Borrower has 15 years at primary residence

300665395	1c16bc21-0cc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/14/2017: Cleared Post Closing / Material = Grade B - Received corrected CD, evidence of Refund to the Borrower of $XX.XX, letter of explanation and proof of delivery to the Borrower.
 Years on Job Co-Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever verifies 20 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.70 months reserves

300665395	66abb6cd-07c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Applications in file are missing Ethnicity and Race for the Borrower and the Co-Borrower.		11/14/2017: Cleared / Material = Grade A - Received initial 1003 with "I do not wish to furnish this info" checked
 Years on Job Co-Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever verifies 20 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.70 months reserves

300665395	78fe28fb-dfbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/16/2017: Cleared / Material = Grade A – CDA received
 Years on Job Co-Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever verifies 20 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.70 months reserves

300665395	9653b324-08c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Credit Score	Co-borrower middle credit score of XXX < XXX minimum credit score as required by guidelines.		11/21/2017: Cleared / Material = Grade A - Client provided updated Guidelines with minimum credit score of XXX.
 Years on Job Co-Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever verifies 20 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.70 months reserves

300665399	265ae8c4-d8bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared / Material = Grade A – CDA Received
300665402	50448734-30c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Client Overlay Exception, Client to Review: Missing YTD Balance Sheet for K1 Business with an ownership of xx% or more.		11/20/2017: Cleared – No client overlays on AUS compliant loans
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	5315cb0a-9ac2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	8e868f58-70a2-4e95-a1cf-f0ded1c88b7c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx reflects an Appraisal Fee of $xxx.xx with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $xxx.xx resulting in a $xx.xx refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/20/2017: Cleared Post Closing / Material = Grade B – Received corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	46557c5f-9bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements	Client Overlay Exception, Client to Review: Missing current lease/rental agreement for rental property B located on xxxx Schedule E part I.		11/20/2017: Cleared – No client overlays on AUS compliant loans11/20/2017: Received lease for Prop A, still missing for Prop B (xxxxx xxxxxxxx xxxxxx xx, xxxx xxxxxxx, xx)
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	a32424bb-fdc2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Client Overlay Exception, Client to Review: Missing YTD P & L for K1 Business with an ownership of xx% or more.		11/20/2017: Cleared – No client overlays on AUS compliant loans
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	fe1cf3c8-90c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage for missing signed personal and business tax returns and an executed lease.		11/17/2017: Invalid finding - this is not a jumbo loan
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	614e0d13-9bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information for a corporation, “S” corporation, or partnership: signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. File is missing xxxx and xxxx signed business tax returns
11/20/2017: Cleared / Material = Grade A - Missing docs received
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665402	29d4f06f-dec4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.		11/20/2017: Cleared / Material = Grade A - Received missing doc
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years on Job Borrower has 30 years as Self Employed; Years in Primary Residence Borrower has resided in subject for 28 years

300665403	835df167-a9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665403	f51ae980-2cbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared.
300665403	f30e0c99-41c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx reflects a Title-Sub Escrow Fee of $xx.xx with no resulting CoC for any subsequent disclosures. The CD reflects a Title-Sub Escrow Fee of $xx.xx resulting in a ($x.xx) refund due for cure.  Lender provided cure on Final CD.
11/02/2017: The lender provided cure of $X.00 on funding CD, the rating will have a final rating of B.
300665403	163021a2-f3bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $xx variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $xxx,xxx.xx vs. actual $xxx,xxx.xx, an over disclosure of $x,xxx.xx.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

11/14/2017: Rate lock agreement provides for an interest rebate pricing concession; therefore, entire credit can be used to off-set a finance charge under disclosure11/02/2017: Finding is deemed non-material with a final rating of B.

300665403	06c65156-f3bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $xxx,xxx.xx vs. actual Finance Charge of $xxx,xxx.xx. An under disclosure of $x,xxx.xx which exceeds the $xx allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
11/14/2017: Rate lock agreement provides for an interest rebate pricing concession; therefore, entire credit can be used to off-set a finance charge under disclosure
300665404	f5505c71-16c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; Years in Field Borrower has 20 years in Field  ; Years in Primary Residence Borrower has resided in subject for 20 years

300665404	abbecf33-1ac1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Section B on C.D. exceeds LE Fee (x% Variance) - not supported by C.O.C. : The Final  LE reflects a Title Sub escrow Fee of $xx with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $xx resulting in a $x.xx refund due for cure.
11/03/2017 : Lender refunded fee to cure. Finding deemed non- material graded B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; Years in Field Borrower has 20 years in Field  ; Years in Primary Residence Borrower has resided in subject for 20 years

300665404	9e6b0cbd-736f-4676-aa58-a57c9eb96d19	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $xxx.xx a month vs. the calculated value of $xxx.xx a month. The lender  used the incorrect amount and over estimate $xx.xx (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation
11/03/2017 : Finding deemed non- material graded B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; Years in Field Borrower has 20 years in Field  ; Years in Primary Residence Borrower has resided in subject for 20 years

300665404	42ae2585-03c1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; Years in Field Borrower has 20 years in Field  ; Years in Primary Residence Borrower has resided in subject for 20 years

300665404	55cbc678-e7c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the payee for prepaid property taxes in Section F.		11/03/2017 - Cured on amended CD. Cure grade is also B. Finding rated B among all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; Years in Field Borrower has 20 years in Field  ; Years in Primary Residence Borrower has resided in subject for 20 years

300665405	fcc505ac-edbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Fee on CD is $xxx.xx and Title - Sub Escrow fee is $xx.xx. LE dated xx/xx/xxxx lists Appraisal Fee as $xxx.xx and Title - Sub Escrow Fee as $xx.xx. These fees are in a x% tolerance section. Lender tolerance cure of $xx.xx is required.  Section J reflects $x.xx for the tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/22/2017: Cleared Post Closing / Material = Grade B – Received corrected CD, evidence of Refund to the Borrower of $xx.xx, letter of explanation and proof of delivery to the Borrower.11/16/2017: Disagree - Received the appraisal invoice which is not a valid COC to increase the appraisal fee.11/14/2017: Disagree - The COC form does not provide a valid reason why the appraisal fee increased. The fee cannot increase without a valid COC which has not been provided. An increase in the invoice is not a valid COC. The $x.xx tolerance refund is sufficient for the increase in the Title - Sub Escrow fee.11/09/2017: File contains COC for increase in Sub Escrow fee which is sufficient

300665405	f61e5d87-f0bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final Closing Costs Financed $x,xxx.xx. The correct amount should be $x,xxx.xx (Total Closing Costs minus Closing Costs Paid Before Closing). Provide re-disclosed CD and letter of explanation.
11/02/2017 - Finding is deemed immaterial and rated a B.
300665405	81545e4f-32bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
300665405	3b3d6c04-30bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665406	170380a2-21bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/14/2017: Cleared / Material = Grade A - Rcv'd post incident report dated XX/XX/XXXX stating no damage
300665406	5733b557-88c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to xx% tolerance. LE dated xx/xx/xxxx reflects recording fees of $xxx.xx ($xxx.xx at xx%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $xxx.xx for a variance/refund required of $xx.xx to meet xx% threshold.  Lender Provided cure on Post CD.
11/09/2017: Lender provided cure on Post CD.
300665406	7d6f7589-180f-4637-969b-05c1f22108aa	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	E-Consent disclosure is missing		11/16/2017: Finding deemed non-material and rated a B.
300665406	6504b336-2ebf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665407	eb7e0b99-86c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/16/2017: Cleared / Material = Grade A – CDA received
300665408	90e7d994-57aa-4cc1-93b1-3be5104cf7fe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Closing Costs Financed as $x,xxx.xx. The correct amount should be $x,xxx.xx.		11/02/2017 - Finding is deemed immaterial and rated B.			Years on Job Borrower has 7 years on job; Years in Primary Residence Borrower has resided in subject for 19 years; No Mortgage Lates No Mortgage Lates have occurred within the past 109 reported months
300665408	be61690e-eede-4984-8072-73478aca7483	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of receipt of Initial Closing Disclosure x business days prior to consummation by both borrowers. The initial Closing Disclosure is dated xx/xx/xxxx. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

We show Initial Closing Disclosure was created, sent and consented by the borrower on x/xx/xxxx.   Consummation date was x/xx/xxxx.  This was within a timely manner.  In addition, both borrower and co-borrower were delivered the Closing Disclosure as they only provided loanDepot with one email address for both of them.
																11/14/2017: Cleared / Material = Grade A - Lender confirmed borrower provided 1 email address for both borrowers.			Years on Job Borrower has 7 years on job; Years in Primary Residence Borrower has resided in subject for 19 years; No Mortgage Lates No Mortgage Lates have occurred within the past 109 reported months
300665408	7f930d56-d7bd-42ea-b381-ebcb3dfd8efa	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx reflects an Appraisal Fee of $xxx.xx with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $xxx.xx resulting in a $xx.xx refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Please see attached Change of Circumstance form that went along with the Loan Estimated dated x/xx/xxxx
11/22/2017: Cleared Post Closing / Material = Grade B – Received corrected CD, evidence of Refund to the Borrower of $xx.xx, letter of explanation and proof of delivery to the Borrower.11/20/2017: Disagree - The COC form does not provide a reason why the appraisal fee increased. The fee cannot increase without a valid COC which has not been provided. An updated invoice is not a valid COC.11/14/2017: Disagree - The COC form does not provide a reason why the appraisal fee increased. The fee cannot increase without a valid COC which has not been provided. An updated invoice is not a valid COC.has not been provided. An updated invoice is not a valid COC.
Years on Job Borrower has 7 years on job; Years in Primary Residence Borrower has resided in subject for 19 years; No Mortgage Lates No Mortgage Lates have occurred within the past 109 reported months
300665408	79b09e7c-37bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The initial and final 1003 are missing required HMDA race information for the Borrower and Co-Borrower.		11/14/2017: Cleared / Material = Grade A - Received initial 1003 with "I do not wish to furnish this info" checked			Years on Job Borrower has 7 years on job; Years in Primary Residence Borrower has resided in subject for 19 years; No Mortgage Lates No Mortgage Lates have occurred within the past 109 reported months
300665408	147483b0-ebbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / Material = Grade A – CDA Received			Years on Job Borrower has 7 years on job; Years in Primary Residence Borrower has resided in subject for 19 years; No Mortgage Lates No Mortgage Lates have occurred within the past 109 reported months
300665410	9dd99182-30c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $xxx,xxx.xx with extended replacement coverage increasing the dwelling coverage to $xxx,xxx.xx.  The loan amount is $xxx,xxx.xx which leaves a shortage of hazard insurance coverage for $xxx,xxx.xx. A cost estimator from the insurer was not provided.   Insurance dec page does not indicate "Guaranteed replacement cost" as required by the lender.
																11/17/2017: Cost estimator was located in the file			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665410	25f07df7-1cbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared.			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665410	f72ee8d9-74cb-4426-8744-0b9eeb2ea614	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $xx variance/threshold for Purchase Transactions. The Closing Disclosure dated, reflects an Amount Financed of $xxx,xxx.xx vs. actual $xxx,xxx.xx, an over disclosure of $x,xxx.xx.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																11/14/2017: Completed general credit worksheet to off-set finance charge under disclosure			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665410	ebd7598e-27bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared / Material = Grade A – CDA Received			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665410	2243038b-b748-498f-baf4-d5c1a4dfed67	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated,  reflects the Finance Charge as $xxx,xxx.xx vs. actual Finance Charge of $xxx,xxx.xx. An under disclosure of $x,xxx.xx which exceeds the $xx allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
																11/14/2017: Completed general credit worksheet to off-set finance charge under disclosure			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665410	74080b04-7acc-4274-acc6-0a61d26bd5d6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimates reflect a Title - Sub Escrow Fee of $xx.xx, with no resulting COC for subsequent disclosures. The final CD reflects the Title - Sub Escrow Fee was payable to an affiliate and is $xx.xx, resulting in a $x.xx refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																11/14/2017: Cleared Post Closing / Material = Grade B - Received corrected CD, evidence of Refund to the Borrower in the amount of $x.xx, letter of explanation and proof of delivery to the Borrower.			DTI is lower than guideline maximum Loan qualified with DTI of 31.14%; Years on Job Borrower has 7 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 711
300665412	573329d2-7ec5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665412	22f75718-e3bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Appraisal in file is dated greater than 120 days from closing
The appraisal is dated xx/xx/xxxx which is greater than xxx days before the note date.  Recertification dated xx/xx/xxxx, however, photos of the subject are missing and there is no comment about FEMA incident dated xx/xx/xxxx.
11/21/2017: Invalid finding - Pics not needed for recert due to original appraisal being expired
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665412	6f97b36d-a477-4357-b34e-eb198c9a50d7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $xx variance/threshold. The  Final Closing Disclosure reflects an Amount Financed of $xxx,xxx.xx vs.actual $xxx,xxx.xx an over disclosure of $x,xxx.xx. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

11/14/2017: Rate lock agreement provides for an interest rebate pricing concession; therefore, entire credit can be used to off-set a finance charge under disclosure xx/xx/xxxx: Finding deemed Non Material with a final rating of a 2.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665412	ecb5ba18-1ebf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665412	c927ac40-60bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	Missing final credit report dated xx.xx.xx for Borrower/Co-borrower matching AUS report.		11/14/2017: Cleared / Material = Grade A - CBR dated x/x/xxxx received.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665412	1c5b8a9d-23f7-4404-83ca-8cb8589c1cf4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $xxx,xxx.xx vs. actual Finance Charge of $xxx,xxx.xx. An under disclosure of $x,xxx.xx which exceeds the $xx allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
11/14/2017: Rate lock agreement provides for an interest rebate pricing concession; therefore, entire credit can be used to off-set a finance charge under disclosure
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.91%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 711; Years on Job Borrower has 5.5 years on job

300665413	1b0c047f-46bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665413	7853e33d-c9bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates Final Closing Costs Financed as $x,xxx.xx. The correct amount should be $x,xxx.xx. (Total Closing Costs minus Closing Costs Paid Before Closing). Provide re-disclosed CD and letter of explanation.
11/02/2017 - Finding is deemed immaterial and rated a B.
300665413	d5d11acb-44bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx reflects a sub escrow fee of $xx with no resulting CoC for any subsequent disclosures. The final CD reflects a sub escrow fee of $xx resulting in a $x refund due for cure.   Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/01/2017 - Lender provided a tolerance cure of $xx on all Final and PC CD's. Loan will be Graded a B for all agencies.
300665416	9112cc20-cd3f-4708-9f48-a7d827020f29	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimates reflect a Title - Sub Escrow Fee of $XX.XX, with no resulting COC for subsequent disclosures. The final CD reflects the Title - Sub Escrow Fee was payable to an affiliate and is $XX,XX, resulting in a $X.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/14/2017: Cleared Post Closing / Material = Grade B - Received corrected CD, evidence of Refund to the Borrower in the amount of $x.xx, letter of explanation and proof of delivery to the Borrower.
300665416	444ecedf-73c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665416	23d92dfb-1fbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
300665416	15d906d0-8f51-4c7f-9f82-75111245f517	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final Closing Costs Financed as $x,xxx.xx. The correct amount should be $x,xxx.xx (Total Closing Costs minus Closing Costs Paid Before Closing).
11/01/2017 - Correction made on Amended CD; however, cure rating is also B. Finding is deemed immaterial and rated B
300665416	974ce6f9-a641-4b1c-b2a6-f1ec2ec182ef	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $x,xxx.xx a month vs. the calculated value of $xxx.xx a month. The lender included the non-occupying co-borrower's rental payment for a different property of $xxx.xx in this figure. This is for expenses related to the subject property only.
11/01/2017 - Finding is deemed immaterial and rated B
300665417	455a03f3-71c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / Material = Grade A – CDA received
300665417	0a59782f-efbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list payees for Homeowner's Insurance and Property Taxes that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
11/02/2017: Finding deemed non-material and rated a B. Cured with post closing CD.
300665417	caea55f7-f0bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower. No Cure.		11/02/2017: Finding deemed non-material and rated a B
300665417	3b827e70-ea68-4cf1-8a1d-5094a22069fc	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx reflects an Appraisal Fee of $xxx.xx with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $xxx.xx resulting in a $xx.xx refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/20/2017: Cleared Post Closing / Material = Grade B – Received corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.11/14/2017: Disagree - The fee cannot increase without a valid COC which has not been provided. An increase in the appraisal invoice is not a valid COC

300665417	2ced354d-b5b5-4560-828d-6d0914f6f6a6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower		11/02/2017: Finding deemed non-material and rated a B. Cured with post closing CD.